Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds–92.7%		Rate	Maturity	Face Amount	Value
Communication Services–6.4%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,183,592
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	2,800,000	2,618,852
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	3,090,431
Lamar Media Corp. (Media)		4.875%	01/15/2029	1,200,000	1,251,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	2,085,154
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	1,117,746
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.875%	04/15/2030	1,800,000	1,953,648
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,161,521
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,714,636
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	888,782
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	1,000,000	1,064,014
					18,129,376
Consumer Discretionary–7.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,145,781
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,126,396
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,825,737
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	08/01/2027	1,000,000	1,112,745
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	3,226,381
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,716,359
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	4,431,546
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,865,437
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	2,085,000
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,081,190
					20,616,572
Consumer Staples–10.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,342,937
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,194,544
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,289,560
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,056,182
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,251,293
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	4,000,000	4,482,244
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	873,544
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	1,200,000	1,140,638
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,719,629
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	3,288,342
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,941,657
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,296,494
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,694,888
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,988,980
					28,560,932
Energy–9.7%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	2,131,975
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,068,806
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,400,000	1,322,405
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	959,358
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,790,957
ConocoPhillips (Oil, Gas & Consumable Fuels)	(a)	3.750%	10/01/2027	2,000,000	2,209,914
ConocoPhillips (Oil, Gas & Consumable Fuels)	(a)	2.400%	02/15/2031	1,800,000	1,776,070
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,238,119
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	988,985
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	1,011,427
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,180,995
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	910,767
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,109,143
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,404,798
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,178,290
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		4.500%	05/15/2030	600,000	673,313
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,115,294
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	995,709
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	1,011,566
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,090,076
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,160,595
					27,328,562
Financials–26.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	2,000,000	2,073,661
American Express Co. (Consumer Finance)		QL + 75	08/03/2023	1,000,000	1,010,473
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,718,465
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,104,502
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b)	3.366%	01/23/2026	2,000,000	2,153,169
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,137,573

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	$2,800,000	$ 3,075,694
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	979,803
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	1,014,936
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,539,669
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,222,445
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,098,323
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	2,257,173
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	2,133,200
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,858,794
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	2,000,000	1,990,360
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	2,000,000	2,008,684
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	2,017,108
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,183,289
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	2,191,247
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,096,492
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	2,070,728
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,173,148
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	2,036,983
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,507,865
Morgan Stanley (Capital Markets)		QL + 140	10/24/2023	1,260,000	1,283,042
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,106,575
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,290,021
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,207,731
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,555,212
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	600,000	549,334
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,949,093
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,087,807
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,306,540
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	2,000,000	2,172,258
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	1,091,293
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,843,851
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	1,068,613
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	2,060,223
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	1,176,728
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,151,684
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,545,015
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,988,244
					75,087,048
Health Care–3.7%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	1,063,772
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	3,000,000	3,394,608
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,149,358
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	2,067,443
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,200,000	1,219,710
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,664,681
					10,559,572
Industrials–8.6%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	2,052,520
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	2,042,815
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,876,699
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	3,038,133
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,064,135
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,406,984
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	1,168,517
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,114,001
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,660,441
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,585,204
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,081,053
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	2,170,600
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	2,024,930
					24,286,032
Information Technology–1.3%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,863,072

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	$ 850,000	$ 969,332
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	966,753
					3,799,157
Materials–8.1%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,146,595
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	991,917
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,213,871
DuPont de Nemours, Inc. (Chemicals)		2.169%	05/01/2023	2,000,000	2,008,443
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,378,995
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	3,330,110
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	2,138,149
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	3,054,190
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	1,269,997
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,081,080
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,000,000	2,188,409
					22,801,756
Real Estate–3.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,111,475
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	2,123,835
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,518,395
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	1,074,710
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,658,026
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,123,426
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,042,737
					9,652,604
Utilities–7.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,097,618
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,436,988
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	2,122,503
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,585,778
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	2,048,233
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	2,316,338
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,133,771
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	1,005,676
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	1,068,262
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,898,195
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,012,829
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	983,519
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,599,258
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,024,801
					21,333,769
Total Corporate Bonds (Cost $247,412,487)					$262,155,380

Asset-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Industrials–2.6%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,888,227	$ 1,808,538
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	514,859	480,028
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,919,791	2,827,607
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,337,500	1,320,741
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	985,231	956,882
Total Asset-Backed Securities (Cost $7,645,752)					$7,393,796

U.S. Treasury Obligations–0.8%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	0.875%	11/15/2030	$2,500,000	$ 2,312,109
Total U.S. Treasury Obligations (Cost $2,427,270)				$2,312,109

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(c)	2,644,379	$ 2,645,172
Total Money Market Funds (Cost $2,645,172)			$2,645,172
Total Investments – 97.1% (Cost $260,130,681)	(d)		$274,506,457
Other Assets in Excess of Liabilities – 2.9%			8,193,796
Net Assets – 100.0%			$282,700,253

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.920% at 03/31/2021
QL:	Quarterly U.S. LIBOR Rate, 0.194% at 03/31/2021
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2021
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.027% at 01/31/2021
USSW5:	USD Swap Semi 30/360 5 Year, 1.057% at 03/31/2021

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2021, the value of these securities totaled $22,698,247, or 8.0% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2021.
(c)	Rate represents the seven-day yield at March 31, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–71.0%		Shares	Value
Communication Services–7.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,384	$ 11,104,608
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,222	6,665,126
Altice U.S.A., Inc. Class A (Media)	(a)	1,534	49,901
AT&T, Inc. (Diversified Telecom. Svs.)		84,307	2,551,973
Comcast Corp. Class A (Media)		43,297	2,342,801
Discovery, Inc. Class A (Media)	(a)	3,468	150,719
Discovery, Inc. Class C (Media)	(a)	3,666	135,239
Electronic Arts, Inc. (Entertainment)		6,201	839,429
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	23,708	6,982,717
Lions Gate Entertainment Corp. Class B (Entertainment)	(a)	4,079	52,619
Netflix, Inc. (Entertainment)	(a)	1,542	804,400
New York Times Co. / The Class A (Media)		802	40,597
Omnicom Group, Inc. (Media)		5,875	435,631
Roku, Inc. (Entertainment)	(a)	733	238,789
Sirius XM Holdings, Inc. (Media)		190,285	1,158,836
TEGNA, Inc. (Media)		11,212	211,122
Twitter, Inc. (Interactive Media & Svs.)	(a)	13,320	847,551
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	2,114	77,119
Verizon Communications, Inc. (Diversified Telecom. Svs.)		7,132	414,726
Walt Disney Co. / The (Entertainment)	(a)	21,894	4,039,881
Zynga, Inc. Class A (Entertainment)	(a)	35,486	362,312
			39,506,096
Consumer Discretionary–8.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	394	74,048
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,092	12,660,975
Aramark (Hotels, Restaurants & Leisure)		2,623	99,097
Best Buy Co., Inc. (Specialty Retail)		10,356	1,188,972
BorgWarner, Inc. (Auto Components)		36,475	1,690,981
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	5,059	867,366
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	326	463,187
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	955	76,830
D.R. Horton, Inc. (Household Durables)		5,120	456,294
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	179	59,145
eBay, Inc. (Internet & Direct Marketing Retail)		15,701	961,529
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	666	134,312
Graham Holdings Co. Class B (Diversified Consumer Svs.)		526	295,844
Home Depot, Inc. / The (Specialty Retail)		8,874	2,708,789
iRobot Corp. (Household Durables)	(a)	1,648	201,353
KB Home (Household Durables)		9,208	428,448
Kohl's Corp. (Multiline Retail)		5,336	318,079
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		2,420	57,862
LKQ Corp. (Distributors)	(a)	4,380	185,405
Lowe's Cos., Inc. (Specialty Retail)		3,788	720,402
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,230	377,253
McDonald's Corp. (Hotels, Restaurants & Leisure)		12,360	2,770,370
MGM Resorts International (Hotels, Restaurants & Leisure)		1,839	69,864
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		12,578	1,671,490
Nordstrom, Inc. (Multiline Retail)		25,377	961,027
Pool Corp. (Distributors)		3,932	1,357,484
PulteGroup, Inc. (Household Durables)		3,260	170,954
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,412	297,062
Target Corp. (Multiline Retail)		19,085	3,780,166
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	12,415	591,823
Tesla, Inc. (Automobiles)	(a)	7,854	5,245,922
TJX Cos., Inc. / The (Specialty Retail)		17,123	1,132,687
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		18,510	1,132,072
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		146	42,582
Wendy's Co. / The (Hotels, Restaurants & Leisure)		11,366	230,275
Whirlpool Corp. (Household Durables)		370	81,530
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		8,265	576,732
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	5,978	749,462
			44,887,673
Consumer Staples–4.7%
Coca-Cola Co. / The (Beverages)		89,830	4,734,939
Colgate-Palmolive Co. (Household Products)		51,486	4,058,641
Costco Wholesale Corp. (Food & Staples Retailing)		16,725	5,895,228
General Mills, Inc. (Food Products)		20,124	1,234,004

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Herbalife Nutrition Ltd. (Personal Products)	(a)	1,905	$ 84,506
Hershey Co. / The (Food Products)		17,868	2,826,003
J.M. Smucker Co. / The (Food Products)		2,425	306,835
Kellogg Co. (Food Products)		26,695	1,689,793
McCormick & Co., Inc. (Food Products)		13,066	1,164,965
Molson Coors Beverage Co. Class B (Beverages)		2,390	122,249
PepsiCo, Inc. (Beverages)		17,845	2,524,175
Walmart, Inc. (Food & Staples Retailing)		2,649	359,814
			25,001,152
Energy–2.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)		13,932	1,459,934
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5,048	299,801
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,651	145,324
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		1,120	82,309
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	2,453	45,577
Hess Corp. (Oil, Gas & Consumable Fuels)		6,025	426,329
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		90,185	1,501,580
Phillips 66 (Oil, Gas & Consumable Fuels)		35,554	2,899,073
Schlumberger N.V. (Energy Equip. & Svs.)		158,966	4,322,286
TechnipFMC PLC (Energy Equip. & Svs.)		37,951	292,982
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,440	317,904
			11,793,099
Financials–8.4%
Allstate Corp. / The (Insurance)		13,204	1,517,140
Ally Financial, Inc. (Consumer Finance)		12,343	558,027
American Express Co. (Consumer Finance)		28,999	4,101,618
Arch Capital Group Ltd. (Insurance)	(a)	1,796	68,912
Athene Holding Ltd. Class A (Insurance)	(a)	19,777	996,761
Bank of Hawaii Corp. (Banks)		2,063	184,618
Bank of New York Mellon Corp. / The (Capital Markets)		27,917	1,320,195
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	5,363	1,370,086
Charles Schwab Corp. / The (Capital Markets)		11,134	725,714
Citigroup, Inc. (Banks)		17,113	1,244,971
CME Group, Inc. (Capital Markets)		4,774	974,994
Essent Group Ltd. (Thrifts & Mortgage Finance)		4,721	224,200
First American Financial Corp. (Insurance)		16,274	921,922
Invesco Ltd. (Capital Markets)		11,413	287,836
JPMorgan Chase & Co. (Banks)		37,238	5,668,741
Marsh & McLennan Cos., Inc. (Insurance)		16,442	2,002,636
MetLife, Inc. (Insurance)		30,061	1,827,408
MGIC Investment Corp. (Thrifts & Mortgage Finance)		10,738	148,721
Moody's Corp. (Capital Markets)		392	117,055
Morgan Stanley (Capital Markets)		68,851	5,346,969
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		95,555	1,205,904
Progressive Corp. / The (Insurance)		10,667	1,019,872
Rocket Cos., Inc. Class A (Thrifts & Mortgage Finance)		3,265	75,389
Signature Bank (Banks)		2,912	658,403
State Street Corp. (Capital Markets)		4,744	398,543
T. Rowe Price Group, Inc. (Capital Markets)		6,700	1,149,720
Travelers Cos., Inc. / The (Insurance)		7,131	1,072,502
Truist Financial Corp. (Banks)		46,965	2,738,999
Voya Financial, Inc. (Diversified Financial Svs.)		35,983	2,289,958
Wells Fargo & Co. (Banks)		97,196	3,797,448
Willis Towers Watson PLC (Insurance)		1,441	329,816
			44,345,078
Health Care–8.9%
AbbVie, Inc. (Biotechnology)		31,409	3,399,082
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		13,500	1,716,390
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,234	1,751,308
AmerisourceBergen Corp. (Health Care Providers & Svs.)		11,082	1,308,452
Amgen, Inc. (Biotechnology)		3,798	944,980
Anthem, Inc. (Health Care Providers & Svs.)		5,320	1,909,614
Biogen, Inc. (Biotechnology)	(a)	1,752	490,122
Bristol-Myers Squibb Co. (Pharmaceuticals)		66,065	4,170,683
Bruker Corp. (Life Sciences Tools & Svs.)		2,950	189,626
Cardinal Health, Inc. (Health Care Providers & Svs.)		19,844	1,205,523
Catalent, Inc. (Pharmaceuticals)	(a)	2,035	214,306

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cerner Corp. (Health Care Technology)		15,684	$ 1,127,366
Cigna Corp. (Health Care Providers & Svs.)		3,289	795,083
Danaher Corp. (Health Care Equip. & Supplies)		4,611	1,037,844
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,269	815,456
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	16,614	1,389,595
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,654	149,083
Gilead Sciences, Inc. (Biotechnology)		76,653	4,954,083
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	12,626	874,224
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		2,614	288,795
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	901	67,016
Humana, Inc. (Health Care Providers & Svs.)		1,506	631,391
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,192	1,561,878
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	137	101,235
Johnson & Johnson (Pharmaceuticals)		30,027	4,934,937
McKesson Corp. (Health Care Providers & Svs.)		11,304	2,204,732
Medtronic PLC (Health Care Equip. & Supplies)		8,006	945,749
Merck & Co., Inc. (Pharmaceuticals)		4,468	344,438
Pfizer, Inc. (Pharmaceuticals)		62,499	2,264,339
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,214	574,392
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		9,408	3,500,435
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,524	1,187,052
			47,049,209
Industrials–6.6%
AGCO Corp. (Machinery)		452	64,930
Alaska Air Group, Inc. (Airlines)	(a)	960	66,442
Allegion PLC (Building Products)		1,566	196,721
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		1,207	115,184
Caterpillar, Inc. (Machinery)		181	41,968
Cintas Corp. (Commercial Svs. & Supplies)		1,648	562,479
Copart, Inc. (Commercial Svs. & Supplies)	(a)	19,215	2,086,941
Cummins, Inc. (Machinery)		1,571	407,062
Deere & Co. (Machinery)		7,486	2,800,812
Delta Air Lines, Inc. (Airlines)	(a)	8,514	411,056
Dun & Bradstreet Holdings, Inc. (Professional Svs.)	(a)	843	20,072
EMCOR Group, Inc. (Construction & Engineering)		4,065	455,930
Equifax, Inc. (Professional Svs.)		1,508	273,144
Expeditors International of Washington, Inc. (Air Freight & Logistics)		27,270	2,936,706
Honeywell International, Inc. (Industrial Conglomerates)		26,660	5,787,086
IAA, Inc. (Commercial Svs. & Supplies)	(a)	11,307	623,468
IHS Markit Ltd. (Professional Svs.)		12,068	1,167,941
Landstar System, Inc. (Road & Rail)		2,618	432,127
Lennox International, Inc. (Building Products)		4,432	1,380,967
Lockheed Martin Corp. (Aerospace & Defense)		9,555	3,530,573
MasTec, Inc. (Construction & Engineering)	(a)	1,018	95,387
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,432	242,471
Oshkosh Corp. (Machinery)		4,108	487,455
Quanta Services, Inc. (Construction & Engineering)		1,586	139,536
Robert Half International, Inc. (Professional Svs.)		6,713	524,084
Roper Technologies, Inc. (Industrial Conglomerates)		2,120	855,081
Ryder System, Inc. (Road & Rail)		5,686	430,146
Schneider National, Inc. Class B (Road & Rail)		7,945	198,387
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	4,919	839,870
Southwest Airlines Co. (Airlines)		951	58,068
Trane Technologies PLC (Building Products)		22,588	3,739,669
United Airlines Holdings, Inc. (Airlines)	(a)	11,743	675,692
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,715	1,489,455
Xylem, Inc. (Machinery)		19,151	2,014,302
			35,151,212
Information Technology–19.3%
Accenture PLC Class A (IT Svs.)		17,998	4,971,947
Adobe, Inc. (Software)	(a)	12,508	5,945,928
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	15,291	1,200,343
Apple, Inc. (Tech. Hardware, Storage & Periph.)		169,482	20,702,231
Applied Materials, Inc. (Semiconductors & Equip.)		28,296	3,780,346
Automatic Data Processing, Inc. (IT Svs.)		12,916	2,434,279
Cadence Design Systems, Inc. (Software)	(a)	14,204	1,945,806
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	1,231	104,376
Cisco Systems, Inc. (Communications Equip.)		42,677	2,206,828

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	14,485	$ 1,276,853
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	481	77,999
Fidelity National Information Services, Inc. (IT Svs.)		5,552	780,667
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	55,534	1,016,828
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		241,669	3,803,870
HP, Inc. (Tech. Hardware, Storage & Periph.)		8,314	263,969
HubSpot, Inc. (Software)	(a)	2,067	938,852
Intel Corp. (Semiconductors & Equip.)		89,428	5,723,392
Intuit, Inc. (Software)		14,071	5,390,037
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,813	426,672
Lam Research Corp. (Semiconductors & Equip.)		477	283,929
Mastercard, Inc. Class A (IT Svs.)		8,511	3,030,342
Microsoft Corp. (Software)		67,525	15,920,369
NVIDIA Corp. (Semiconductors & Equip.)		5,492	2,932,344
PayPal Holdings, Inc. (IT Svs.)	(a)	14,846	3,605,203
QUALCOMM, Inc. (Semiconductors & Equip.)		27,925	3,702,576
Qualtrics International, Inc. Class A (Software)	(a)	3,829	126,012
ServiceNow, Inc. (Software)	(a)	6,472	3,236,712
Visa, Inc. (IT Svs.)		24,748	5,239,894
VMware, Inc. Class A (Software)	(a)	7,277	1,094,825
			102,163,429
Materials–2.0%
Amcor PLC (Containers & Packaging)		34,416	401,979
AptarGroup, Inc. (Containers & Packaging)		3,708	525,312
Crown Holdings, Inc. (Containers & Packaging)		6,893	668,897
Ecolab, Inc. (Chemicals)		8,052	1,723,692
FMC Corp. (Chemicals)		8,887	982,991
Linde PLC (Chemicals)		3,778	1,058,369
Martin Marietta Materials, Inc. (Construction Materials)		327	109,813
PPG Industries, Inc. (Chemicals)		24,028	3,610,447
Reliance Steel & Aluminum Co. (Metals & Mining)		9,698	1,476,908
			10,558,408
Real Estate–1.4%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	19,184	1,517,646
Equinix, Inc. (Equity REIT)		3,880	2,636,809
Kilroy Realty Corp. (Equity REIT)		12,710	834,158
Prologis, Inc. (Equity REIT)		22,798	2,416,588
			7,405,201
Utilities–1.5%
Atmos Energy Corp. (Gas Utilities)		748	73,940
Avangrid, Inc. (Electric Utilities)		2,184	108,785
Brookfield Renewable Corp. Class A (Ind. Power & Renewable Elec.)		1,703	79,700
CMS Energy Corp. (Multi-Utilities)		6,797	416,112
Consolidated Edison, Inc. (Multi-Utilities)		48,502	3,627,950
Eversource Energy (Electric Utilities)		15,526	1,344,396
NextEra Energy, Inc. (Electric Utilities)		24,064	1,819,479
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	10,196	416,201
Xcel Energy, Inc. (Electric Utilities)		4,121	274,088
			8,160,651
Total Common Stocks (Cost $316,093,707)			$376,021,208

Corporate Bonds–25.6%		Rate	Maturity	Face Amount	Value
Communication Services–2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$ 1,000,000	$ 1,183,592
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,200,000	1,122,365
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	2,060,287
Lamar Media Corp. (Media)		4.875%	01/15/2029	800,000	834,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	1,390,103
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	197,249
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.875%	04/15/2030	1,200,000	1,302,432
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,161,521
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,143,090
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	888,782
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	750,000	798,011
					12,081,432

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary–2.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	$ 1,000,000	$ 1,145,782
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	168,959
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,883,824
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	08/01/2027	1,000,000	1,112,745
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	2,150,921
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	1,042,585
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	932,719
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	2,027,684
					10,465,219
Consumer Staples–2.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,342,937
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,056,182
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,125,647
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,241,122
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	800,000	760,425
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	2,013,545
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,146,419
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	1,096,114
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	864,330
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,077,955
					13,724,676
Energy–2.7%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	1,070,747
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,068,806
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	600,000	566,745
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	106,595
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,193,971
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	3.750%	10/01/2027	1,000,000	1,104,957
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	2.400%	02/15/2031	1,200,000	1,184,047
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,119,060
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	106,894
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	109,887
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	112,381
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,180,994
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	160,723
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	936,532
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		4.500%	05/15/2030	400,000	448,875
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,672,942
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	995,709
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,090,076
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	116,059
					14,346,000
Financials–6.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	1,000,000	1,036,830
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	1,088,146
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	163,108
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,104,502
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	219,692
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	108,867
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	2,000,000	2,029,872
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	1,026,446
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	1,106,626
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	1,034,188
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	1,046,740
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	266,650
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	206,533
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	2,032,460
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	100,434
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,091,644
Goldman Sachs Group, Inc. / The (Rate is fixed until 06/05/2027, at which point, the rate becomes QL + 151) (Capital Markets)	(c)	3.691%	06/05/2028	1,000,000	1,094,163
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	230,081
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,086,574
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	1,018,491

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	$ 100,000	$ 107,705
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,106,575
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,526,293
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,103,865
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	2,179,894
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	400,000	366,223
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	974,547
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,087,807
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,000,000	1,086,129
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	3,000,000	3,142,590
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	921,926
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,602,919
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	784,485
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,545,015
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	220,916
					34,848,936
Health Care–1.8%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	1,063,772
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	2,263,072
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,298,716
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	800,000	813,140
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,109,787
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	2,254,204
					9,802,691
Industrials–2.0%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	1,026,260
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	2,042,815
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,519,067
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	118,237
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,203,492
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	779,011
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	111,400
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	106,418
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	113,229
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	108,105
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	1,053,370
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	108,530
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	224,992
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	2,008,523
					10,523,449
Information Technology–0.7%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	931,536
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	171,059
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,362,660
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	107,417
					3,572,672
Materials–1.4%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	110,213
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,213,871
DuPont de Nemours, Inc. (Chemicals)		2.169%	05/01/2023	1,000,000	1,004,221
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,126,332
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	1,110,037
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	112,534
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	800,000	846,665
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	1,000,000	1,094,205
					7,618,078
Real Estate–0.8%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,111,475
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	2,087,681
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	108,457

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	$ 100,000	$ 110,535
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,042,737
					4,460,885
Utilities–2.7%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,097,618
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	1,063,647
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	1,051,331
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	1,061,252
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	113,270
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	107,802
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,578,677
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	1,158,169
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,133,771
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,508,514
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	986,868
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	210,911
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	1,006,414
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	109,280
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	1,066,172
					14,253,696
Total Corporate Bonds (Cost $132,180,818)					$135,697,734

Asset-Backed Securities–0.6%	Rate	Maturity	Face Amount	Value
Industrials–0.6%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$ 1,946,527	$ 1,885,072
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	148,611	146,749
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	985,231	956,881
Total Asset-Backed Securities (Cost $3,080,370)				$2,988,702

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(d)	12,281,732	$ 12,285,416
Total Money Market Funds (Cost $12,285,254)			$12,285,416
Total Investments – 99.5% (Cost $463,640,149)	(e)		$526,993,060
Other Assets in Excess of Liabilities – 0.5%	(f)		2,438,276
Net Assets – 100.0%			$529,431,336

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.920% at 03/31/2021
QL:	Quarterly U.S. LIBOR Rate, 0.194% at 03/31/2021
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2021
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.027% at 01/31/2021
USSW5:	USD Swap Semi 30/360 5 Year, 1.057% at 03/31/2021

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2021, the value of these securities totaled $7,061,830, or 1.3% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2021.
(d)	Rate represents the seven-day yield at March 31, 2021.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $682,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	62	June 18, 2021	$12,201,130	$12,298,940	$97,810	$56,433
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–96.8%		Shares	Value
Japan–24.0%
ABC-Mart, Inc. (Consumer Discretionary)	(a)	400	$ 22,588
AEON Financial Service Co. Ltd. (Financials)	(a)	5,600	75,317
Aisin Seiki Co. Ltd. (Consumer Discretionary)	(a)	17,900	681,744
Ajinomoto Co., Inc. (Consumer Staples)	(a)	5,900	120,943
Alfresa Holdings Corp. (Health Care)	(a)	4,600	88,810
Alps Alpine Co. Ltd. (Information Technology)	(a)	71,200	944,287
Amada Co. Ltd. (Industrials)	(a)	20,500	228,936
ANA Holdings, Inc. (Industrials)	(a)(b)	31,400	730,617
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	9,500	402,142
Asahi Kasei Corp. (Materials)	(a)	74,500	860,007
Asics Corp. (Consumer Discretionary)	(a)	13,200	211,084
Astellas Pharma, Inc. (Health Care)	(a)	85,800	1,321,689
Bandai Namco Holdings, Inc. (Consumer Discretionary)	(a)	5,400	386,032
Benesse Holdings, Inc. (Consumer Discretionary)	(a)	36,800	775,202
Bridgestone Corp. (Consumer Discretionary)	(a)	70,500	2,866,171
Calbee, Inc. (Consumer Staples)	(a)	16,600	423,155
Canon Marketing Japan, Inc. (Information Technology)	(a)	800	17,806
Canon, Inc. (Information Technology)	(a)	82,600	1,877,828
Casio Computer Co. Ltd. (Consumer Discretionary)	(a)	26,600	502,677
Central Japan Railway Co. (Industrials)	(a)	400	59,888
Cosmo Energy Holdings Co. Ltd. (Energy)	(a)	1,300	31,045
Dai Nippon Printing Co. Ltd. (Industrials)	(a)	5,200	109,073
Daikin Industries Ltd. (Industrials)	(a)	1,400	283,022
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	2,100	244,006
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	14,919	437,859
Denso Corp. (Consumer Discretionary)	(a)	7,200	479,982
DIC Corp. (Materials)	(a)	27,200	705,486
Dip Corp. (Communication Services)	(a)	10,700	281,503
Disco Corp. (Information Technology)	(a)	100	31,600
DMG Mori Co. Ltd. (Industrials)	(a)	1,400	23,007
Ebara Corp. (Industrials)	(a)	10,400	424,347
Eisai Co. Ltd. (Health Care)	(a)	6,100	410,006
Electric Power Development Co. Ltd. (Utilities)	(a)	5,900	103,250
ENEOS Holdings, Inc. (Energy)	(a)	16,700	75,766
FANUC Corp. (Industrials)	(a)	11,900	2,860,844
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	4,100	3,277,448
FUJIFILM Holdings Corp. (Information Technology)	(a)	45,900	2,730,511
Fujitsu Ltd. (Information Technology)	(a)	200	29,103
Fuyo General Lease Co. Ltd. (Financials)	(a)	300	20,680
GMO internet, Inc. (Information Technology)	(a)	6,600	189,826
Hino Motors Ltd. (Industrials)	(a)	2,500	21,502
Hitachi Ltd. (Information Technology)	(a)	11,100	503,145
Hokuriku Electric Power Co. (Utilities)	(a)	4,900	33,583
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	34,000	1,024,947
Hoya Corp. (Health Care)	(a)	9,600	1,129,889
Idemitsu Kosan Co. Ltd. (Energy)	(a)	3,100	80,027
Inpex Corp. (Energy)	(a)	163,900	1,120,732
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	9,700	104,176
ITOCHU Corp. (Industrials)	(a)	4,900	159,083
Itoham Yonekyu Holdings, Inc. (Consumer Staples)	(a)	13,200	87,090
Japan Airlines Co. Ltd. (Industrials)	(a)(b)	7,000	156,772
Japan Post Bank Co. Ltd. (Financials)	(a)	46,800	450,041
Japan Post Holdings Co. Ltd. (Financials)	(a)	224,600	2,001,689
Japan Tobacco, Inc. (Consumer Staples)	(a)	161,300	3,098,638
JTEKT Corp. (Consumer Discretionary)	(a)	7,100	72,843
Kakaku.com, Inc. (Communication Services)	(a)	1,600	43,796
Kaken Pharmaceutical Co. Ltd. (Health Care)	(a)	700	27,428
Kamigumi Co. Ltd. (Industrials)	(a)	1,000	18,971
Common Stocks (Continued)		Shares	Value
Japan (continued)
Kandenko Co. Ltd. (Industrials)	(a)	6,300	$ 55,203
Kaneka Corp. (Materials)	(a)	400	16,461
Kansai Paint Co. Ltd. (Materials)	(a)	5,700	152,469
Kao Corp. (Consumer Staples)	(a)	28,910	1,912,935
Kawasaki Kisen Kaisha Ltd. (Industrials)	(a)(b)	3,700	85,095
KDDI Corp. (Communication Services)	(a)	64,900	1,999,614
Kewpie Corp. (Consumer Staples)	(a)	900	20,471
Keyence Corp. (Information Technology)	(a)	9,600	4,375,258
Kikkoman Corp. (Consumer Staples)	(a)	800	47,708
Kinden Corp. (Industrials)	(a)	1,400	23,872
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	179,600	3,446,187
Koito Manufacturing Co. Ltd. (Consumer Discretionary)	(a)	4,300	289,313
Kokuyo Co. Ltd. (Industrials)	(a)	1,300	20,171
Komatsu Ltd. (Industrials)	(a)	22,200	687,963
Konami Holdings Corp. (Communication Services)	(a)	300	17,910
Konica Minolta, Inc. (Information Technology)	(a)	142,300	775,012
K's Holdings Corp. (Consumer Discretionary)	(a)	3,700	50,934
Kubota Corp. (Industrials)	(a)	50,400	1,149,723
Kyoritsu Maintenance Co. Ltd. (Consumer Discretionary)	(a)	1,300	43,195
Kyowa Exeo Corp. (Industrials)	(a)	1,500	39,631
Lintec Corp. (Materials)	(a)	3,500	79,274
M3, Inc. (Health Care)	(a)	2,600	178,485
Maeda Corp. (Industrials)	(a)	10,600	91,543
Mazda Motor Corp. (Consumer Discretionary)	(a)(b)	4,000	32,773
McDonald's Holdings Co. Ltd. (Consumer Discretionary)	(a)	4,800	221,249
Medipal Holdings Corp. (Health Care)	(a)	1,200	23,066
Megmilk Snow Brand Co. Ltd. (Consumer Staples)	(a)	800	16,236
MISUMI Group, Inc. (Industrials)	(a)	800	23,304
Mitsubishi Chemical Holdings Corp. (Materials)	(a)	6,900	51,823
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	23,700	737,965
Mitsubishi Materials Corp. (Materials)	(a)	25,500	597,147
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	132,400	707,981
Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	(a)	296,900	1,794,743
Mitsui Chemicals, Inc. (Materials)	(a)	1,000	31,648
Mitsui Mining & Smelting Co. Ltd. (Materials)	(a)	900	31,319
Mixi, Inc. (Communication Services)	(a)	1,600	40,116
Mizuho Financial Group, Inc. (Financials)	(a)	65,100	941,370
Morinaga & Co. Ltd. (Consumer Staples)	(a)	12,500	447,270
Morinaga Milk Industry Co. Ltd. (Consumer Staples)	(a)	1,100	57,765
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	24,100	1,939,939
NEC Corp. (Information Technology)	(a)	5,800	342,464
NEC Networks & System Integration Corp. (Information Technology)	(a)	1,400	24,698
Nexon Co. Ltd. (Communication Services)	(a)	26,100	846,893
NGK Spark Plug Co. Ltd. (Consumer Discretionary)	(a)	2,000	34,649
Nichirei Corp. (Consumer Staples)	(a)	1,600	41,120
Nidec Corp. (Industrials)	(a)	16,700	2,036,194
Nikon Corp. (Consumer Discretionary)	(a)	108,600	1,020,338
Nintendo Co. Ltd. (Communication Services)	(a)	4,700	2,649,085
Nippon Paint Holdings Co. Ltd. (Materials)	(a)	88,600	1,279,710
Nippon Shinyaku Co. Ltd. (Health Care)	(a)	1,000	74,451
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	96,100	2,479,565
Nippon Television Holdings, Inc. (Communication Services)	(a)	3,300	43,370
Nippon Yusen KK (Industrials)	(a)	5,700	194,942

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Japan (continued)
Nissan Motor Co. Ltd. (Consumer Discretionary)	(a)(b)	31,200	$ 174,303
Nitto Denko Corp. (Materials)	(a)	2,300	197,157
NOK Corp. (Consumer Discretionary)	(a)	2,800	38,138
Nomura Holdings, Inc. (Financials)	(a)	91,000	482,159
Nomura Research Institute Ltd. (Information Technology)	(a)	8,200	254,756
NS Solutions Corp. (Information Technology)	(a)	1,300	41,325
NTT Data Corp. (Information Technology)	(a)	16,700	258,999
Obayashi Corp. (Industrials)	(a)	31,700	290,974
Open House Co. Ltd. (Consumer Discretionary)	(a)	1,000	42,776
Oracle Corp. (Information Technology)	(a)	700	68,527
Oriental Land Co. Ltd. (Consumer Discretionary)	(a)	8,200	1,233,945
Osaka Gas Co. Ltd. (Utilities)	(a)	1,100	21,466
Otsuka Corp. (Information Technology)	(a)	3,500	164,111
Outsourcing, Inc. (Industrials)	(a)	3,600	58,418
Panasonic Corp. (Consumer Discretionary)	(a)	120,300	1,557,818
Persol Holdings Co. Ltd. (Industrials)	(a)	3,700	72,728
Pigeon Corp. (Consumer Staples)	(a)	3,600	136,509
Recruit Holdings Co. Ltd. (Industrials)	(a)	79,800	3,918,675
Resorttrust, Inc. (Consumer Discretionary)	(a)	8,900	149,109
Ricoh Co. Ltd. (Information Technology)	(a)	174,200	1,775,648
Rinnai Corp. (Consumer Discretionary)	(a)	2,400	269,188
Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	(a)	700	18,718
Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	(a)	13,500	320,439
Sanwa Holdings Corp. (Industrials)	(a)	2,600	34,059
Sawai Pharmaceutical Co. Ltd. (Health Care)	(a)	500	24,074
SCREEN Holdings Co. Ltd. (Information Technology)	(a)	2,900	256,750
SCSK Corp. (Information Technology)	(a)	500	29,716
Secom Co. Ltd. (Industrials)	(a)	800	67,441
Seiko Epson Corp. (Information Technology)	(a)	6,100	99,583
Sekisui House Ltd. (Consumer Discretionary)	(a)	2,100	45,171
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	35,100	1,417,387
Sharp Corp. (Consumer Discretionary)	(a)	12,600	218,166
Shimamura Co. Ltd. (Consumer Discretionary)	(a)	1,600	184,889
Shimano, Inc. (Consumer Discretionary)	(a)	3,300	788,173
Shimizu Corp. (Industrials)	(a)	2,700	21,862
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	700	118,580
Shionogi & Co. Ltd. (Health Care)	(a)	5,600	302,315
SMC Corp. (Industrials)	(a)	4,400	2,562,472
SoftBank Corp. (Communication Services)	(a)	86,000	1,118,822
SoftBank Group Corp. (Communication Services)	(a)	47,100	4,009,982
Sony Group Corp. (Consumer Discretionary)	(a)	21,900	2,317,752
Square Enix Holdings Co. Ltd. (Communication Services)	(a)	7,600	422,704
Stanley Electric Co. Ltd. (Consumer Discretionary)	(a)	1,300	38,828
Subaru Corp. (Consumer Discretionary)	(a)	43,600	871,415
Sugi Holdings Co. Ltd. (Consumer Staples)	(a)	700	55,549
Sumitomo Bakelite Co. Ltd. (Materials)	(a)	900	36,911
Sumitomo Chemical Co. Ltd. (Materials)	(a)	404,800	2,100,215
Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	(a)	14,500	314,090
Sumitomo Heavy Industries Ltd. (Industrials)	(a)	12,800	355,905
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	73,100	2,649,676
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	219,700	2,600,918
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	33,200	1,238,050
Suzuki Motor Corp. (Consumer Discretionary)	(a)	1,400	63,769
Common Stocks (Continued)		Shares	Value
Japan (continued)
Sysmex Corp. (Health Care)	(a)	8,400	$ 906,726
T&D Holdings, Inc. (Financials)	(a)	9,100	117,095
Taiheiyo Cement Corp. (Materials)	(a)	3,100	81,683
Taisei Corp. (Industrials)	(a)	2,400	92,595
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	66,402	2,420,495
Tokio Marine Holdings, Inc. (Financials)	(a)	4,100	195,123
Tokyo Electric Power Co. Holdings, Inc. (Utilities)	(a)(b)	27,800	92,930
Tokyo Electron Ltd. (Information Technology)	(a)	8,100	3,520,530
Tokyo Gas Co. Ltd. (Utilities)	(a)	4,600	102,482
Toppan Printing Co. Ltd. (Industrials)	(a)	2,600	44,078
Toray Industries, Inc. (Materials)	(a)	6,900	44,548
Toshiba Corp. (Industrials)	(a)	44,500	1,506,202
Tosoh Corp. (Materials)	(a)	800	15,322
Toyo Seikan Group Holdings Ltd. (Materials)	(a)	5,600	66,656
Toyo Suisan Kaisha Ltd. (Consumer Staples)	(a)	3,600	151,089
Toyoda Gosei Co. Ltd. (Consumer Discretionary)	(a)	1,400	36,908
Toyota Boshoku Corp. (Consumer Discretionary)	(a)	8,900	147,590
Toyota Motor Corp. (Consumer Discretionary)	(a)	25,400	1,976,628
Trend Micro, Inc. (Information Technology)	(a)	1,500	75,297
TV Asahi Holdings Corp. (Communication Services)	(a)	800	15,077
Welcia Holdings Co. Ltd. (Consumer Staples)	(a)	14,800	507,785
Yakult Honsha Co. Ltd. (Consumer Staples)	(a)	8,200	414,905
Yamada Holdings Co. Ltd. (Consumer Discretionary)	(a)(b)	62,700	338,844
Yamazaki Baking Co. Ltd. (Consumer Staples)	(c)	2,700	43,624
Yaoko Co. Ltd. (Consumer Staples)	(a)	400	24,593
Yaskawa Electric Corp. (Industrials)	(a)	4,200	209,841
Yokohama Rubber Co. Ltd. / The (Consumer Discretionary)	(a)	2,700	48,503
Z Holdings Corp. (Communication Services)	(a)	157,300	784,642
Zenkoku Hosho Co. Ltd. (Financials)	(a)	1,100	50,629
Zeon Corp. (Materials)	(a)	3,500	56,068
			119,800,857
United Kingdom–12.2%
3i Group PLC (Financials)	(a)	14,114	224,306
Abcam PLC (Health Care)	(b)(c)	4,155	79,678
AstraZeneca PLC (Health Care)	(a)	54,907	5,480,184
Babcock International Group PLC (Industrials)	(a)(b)	410,304	1,293,002
Bellway PLC (Consumer Discretionary)	(a)	7,746	363,308
BP PLC (Energy)	(a)	337,180	1,369,609
British American Tobacco PLC (Consumer Staples)	(a)	71,239	2,707,826
British Land Co. PLC / The (Real Estate)	(a)	17,015	118,377
BT Group PLC (Communication Services)	(a)(b)	267,426	570,503
Burberry Group PLC (Consumer Discretionary)	(a)(b)	10,173	266,124
Centrica PLC (Utilities)	(a)(b)	1,215,112	907,133
CNH Industrial N.V. (Industrials)	(a)(b)	6,534	101,148
Compass Group PLC (Consumer Discretionary)	(a)(b)	25,492	515,034
ConvaTec Group PLC (Health Care)	(c)	110,715	299,311
Diageo PLC (Consumer Staples)	(a)	99,358	4,081,772
Dunelm Group PLC (Consumer Discretionary)	(a)	66,206	1,185,844
GlaxoSmithKline PLC (Health Care)	(a)	144,034	2,549,805
Howden Joinery Group PLC (Industrials)	(a)(b)	106,689	1,078,051
HSBC Holdings PLC (Financials)	(a)	558,041	3,252,637
Imperial Brands PLC (Consumer Staples)	(a)	53,638	1,099,627
Informa PLC (Communication Services)	(a)(b)	205,041	1,583,155
J Sainsbury PLC (Consumer Staples)	(a)	68,397	228,718
JD Sports Fashion PLC (Consumer Discretionary)	(a)(b)	79,996	909,377

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
JET2 PLC (Industrials)	(a)(b)	20,805	$ 363,462
John Wood Group PLC (Energy)	(a)(b)	19,314	72,008
Johnson Matthey PLC (Materials)	(a)	24,864	1,032,850
Kingfisher PLC (Consumer Discretionary)	(a)(b)	517,504	2,268,238
Land Securities Group PLC (Real Estate)	(a)	35,967	341,997
Lloyds Banking Group PLC (Financials)	(a)(b)	3,638,727	2,134,566
M&G PLC (Financials)	(a)	32,544	93,000
Marks & Spencer Group PLC (Consumer Discretionary)	(a)(b)	615,932	1,280,261
Meggitt PLC (Industrials)	(a)(b)	12,818	84,287
Micro Focus International PLC (Information Technology)	(a)	263,230	2,010,889
Prudential PLC (Financials)	(a)	87,934	1,873,216
Redrow PLC (Consumer Discretionary)	(a)	38,081	329,700
RELX PLC (Industrials)	(a)	72,467	1,817,529
Rightmove PLC (Communication Services)	(a)(b)	187,484	1,504,491
Rio Tinto PLC (Materials)	(a)	16,271	1,241,283
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	589,632	856,264
Royal Mail PLC (Industrials)	(a)(b)	160,419	1,116,475
Smith & Nephew PLC (Health Care)	(a)	42,215	801,450
Smiths Group PLC (Industrials)	(a)	26,462	560,582
SSE PLC (Utilities)	(a)	41,399	830,090
Standard Chartered PLC (Financials)	(a)	162,511	1,118,976
Tesco PLC (Consumer Staples)	(a)	639,868	2,020,208
Travis Perkins PLC (Industrials)	(a)(b)	5,257	111,774
Unilever PLC (Consumer Staples)	(a)	62,549	3,490,217
Vistry Group PLC (Consumer Discretionary)	(a)	7,815	117,356
WH Smith PLC (Consumer Discretionary)	(a)(b)	30,465	754,805
Wm Morrison Supermarkets PLC (Consumer Staples)	(a)	891,892	2,243,168
			60,733,671
France–10.7%
Air Liquide SA (Materials)	(a)	11,113	1,814,485
Airbus SE (Industrials)	(a)(b)	1,692	191,902
Alstom SA (Industrials)	(a)(b)	11,708	583,375
Alten SA (Information Technology)	(a)(b)	1,226	143,839
Amundi SA (Financials)	(a)(b)	23,388	1,869,210
Atos SE (Information Technology)	(a)(b)	18,703	1,458,175
AXA SA (Financials)	(a)	49,636	1,332,440
BNP Paribas SA (Financials)	(a)(b)	47,440	2,890,486
Capgemini SE (Information Technology)	(a)	341	57,979
Carrefour SA (Consumer Staples)	(a)	48,050	869,974
Casino Guichard Perrachon SA (Consumer Staples)	(a)(b)	61,201	2,038,860
Cie de Saint-Gobain (Industrials)	(a)(b)	18,857	1,113,534
CNP Assurances (Financials)	(a)(b)	45,361	860,357
Dassault Systemes SE (Information Technology)	(a)	16,852	3,601,926
Electricite de France SA (Utilities)	(a)(b)	14,873	199,510
Engie SA (Utilities)	(a)(b)	72,665	1,032,229
Eutelsat Communications SA (Communication Services)	(a)	1,796	21,849
Faurecia SE (Consumer Discretionary)	(a)(b)	7,167	381,366
Faurecia SE (Consumer Discretionary)	(a)(b)	491	26,209
Hermes International (Consumer Discretionary)	(a)	1,171	1,295,123
Imerys SA (Materials)	(a)	396	19,259
Ipsen SA (Health Care)	(a)	5,373	460,599
Kering SA (Consumer Discretionary)	(a)	7,490	5,168,529
Klepierre SA (Real Estate)	(a)	21,506	500,568
Legrand SA (Industrials)	(a)	9,660	897,492
L'Oreal SA (Consumer Staples)	(a)	5,375	2,059,062
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	6,598	4,407,141
Nexans SA (Industrials)	(a)(b)	1,496	132,371
Pernod Ricard SA (Consumer Staples)	(a)	3,145	588,679
Remy Cointreau SA (Consumer Staples)	(a)	2,922	539,381
Renault SA (Consumer Discretionary)	(a)(b)	34,070	1,473,248
Rexel SA (Industrials)	(a)(b)	19,036	376,801
Common Stocks (Continued)		Shares	Value
France (continued)
Rubis SCA (Utilities)	(a)	7,166	$ 339,132
Sanofi (Health Care)	(a)	3,145	310,991
Sartorius Stedim Biotech (Health Care)	(a)	827	340,351
Schneider Electric SE (Industrials)	(a)	34,411	5,242,004
Societe Generale SA (Financials)	(a)(b)	45,035	1,177,432
Sodexo SA (Consumer Discretionary)	(a)(b)	5,586	535,184
SPIE SA (Industrials)	(a)(b)	13,870	331,811
Suez SA (Utilities)	(a)	1,939	41,066
TOTAL SE (Energy)	(a)	41,420	1,930,990
Ubisoft Entertainment SA (Communication Services)	(a)(b)	15,792	1,200,281
Unibail-Rodamco-Westfield (Real Estate)	(a)(b)	16,323	1,304,180
Valeo SA (Consumer Discretionary)	(a)	59,824	2,029,668
Vinci SA (Industrials)	(a)	3,466	354,994
			53,544,042
Germany–8.2%
adidas AG (Consumer Discretionary)	(a)(b)	7,124	2,225,471
AIXTRON SE (Information Technology)	(a)(b)	1,527	34,708
Allianz SE (Financials)	(a)	913	232,226
Aurubis AG (Materials)	(a)	3,374	279,626
BASF SE (Materials)	(a)	18,929	1,573,056
Bayer AG (Health Care)	(a)	13,914	881,771
Bechtle AG (Information Technology)	(a)	87	16,321
Beiersdorf AG (Consumer Staples)	(a)	41,835	4,420,324
Carl Zeiss Meditec AG (Health Care)	(a)	227	34,217
Continental AG (Consumer Discretionary)	(a)(b)	792	104,841
Covestro AG (Materials)	(a)	18,573	1,249,607
Daimler AG (Consumer Discretionary)	(a)	26,888	2,399,746
Deutsche Bank AG (Financials)	(a)(b)	157,685	1,886,069
Deutsche Boerse AG (Financials)	(a)	631	104,852
Deutsche Post AG (Industrials)	(a)	34,673	1,902,191
Duerr AG (Industrials)	(a)	667	27,771
DWS Group GmbH & Co. KGaA (Financials)	(a)	1,257	54,346
E.ON SE (Utilities)	(a)	139,669	1,627,698
Fielmann AG (Consumer Discretionary)	(a)(b)	841	67,100
Freenet AG (Communication Services)	(a)	2,401	57,517
GEA Group AG (Industrials)	(a)	1,618	66,364
Hannover Rueck SE (Financials)	(a)	766	139,877
HeidelbergCement AG (Materials)	(a)	667	60,602
Hella GmbH & Co. KGaA (Consumer Discretionary)	(a)(b)	3,494	196,200
HelloFresh SE (Consumer Discretionary)	(a)(b)	15,319	1,141,386
Henkel AG & Co. KGaA (Consumer Staples)	(a)	5,877	582,248
HUGO BOSS AG (Consumer Discretionary)	(a)	512	20,119
Infineon Technologies AG (Information Technology)	(a)	34,090	1,450,447
KION Group AG (Industrials)	(a)	3,718	367,359
Knorr-Bremse AG (Industrials)	(a)	3,788	472,713
LANXESS AG (Materials)	(a)	436	32,179
Merck KGaA (Health Care)	(a)	3,482	595,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	104	32,029
Nemetschek SE (Information Technology)	(a)	1,589	101,432
ProSiebenSat.1 Media SE (Communication Services)	(a)(b)	5,793	118,305
Puma SE (Consumer Discretionary)	(a)(b)	7,406	726,095
Rheinmetall AG (Industrials)	(a)	4,502	456,608
SAP SE (Information Technology)	(a)	45,082	5,529,605
Scout24 AG (Communication Services)	(a)	22,336	1,694,488
Siemens AG (Industrials)	(a)	30,838	5,067,037
Siemens Energy AG (Industrials)	(a)(b)	3,672	131,859
Siemens Healthineers AG (Health Care)	(a)	17,679	958,233
Software AG (Information Technology)	(a)	3,347	140,999
Talanx AG (Financials)	(a)	756	32,053
TeamViewer AG (Information Technology)	(a)(b)	2,518	107,686
thyssenkrupp AG (Materials)	(a)(b)	24,315	324,751
Traton SE (Industrials)	(a)	544	14,673
Uniper SE (Utilities)	(a)	3,773	136,670

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Germany (continued)
United Internet AG (Communication Services)	(a)	2,691	$ 108,033
Volkswagen AG (Consumer Discretionary)	(a)	1,205	437,158
Wacker Chemie AG (Materials)	(a)	1,451	206,434
Zalando SE (Consumer Discretionary)	(a)(b)	1,161	113,764
			40,742,474
Switzerland–7.9%
Adecco Group AG (Industrials)	(a)	9,623	649,090
Alcon, Inc. (Health Care)	(a)(b)	6,142	431,017
BKW AG (Utilities)	(a)	625	68,043
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	55,641	5,342,833
Credit Suisse Group AG (Financials)	(a)	162,306	1,717,093
Givaudan SA (Materials)	(a)	713	2,750,215
Glencore PLC (Materials)	(a)(b)	221,776	870,782
Kuehne + Nagel International AG (Industrials)	(a)	2,477	707,496
LafargeHolcim Ltd. (Materials)	(a)	46,510	2,735,018
Logitech International SA (Information Technology)	(a)	1,119	117,354
Lonza Group AG (Health Care)	(a)	335	187,365
Nestle SA (Consumer Staples)	(a)	89,568	9,984,717
Novartis AG (Health Care)	(a)	32,252	2,756,922
Partners Group Holding AG (Financials)	(a)	17	21,725
Roche Holding AG, Bearer Shares (Health Care)	(a)	963	329,899
Roche Holding AG, Non Voting Shares (Health Care)	(a)	21,349	6,915,862
Sika AG (Materials)	(a)	7,930	2,267,618
STMicroelectronics N.V. (Information Technology)	(a)	9,328	356,379
Straumann Holding AG (Health Care)	(a)	100	124,852
Swatch Group AG / The, Bearer Shares (Consumer Discretionary)	(a)	1,673	481,721
Swatch Group AG / The, Registered Shares (Consumer Discretionary)	(a)	572	31,895
Tecan Group AG (Health Care)	(a)	580	257,311
UBS Group AG (Financials)	(a)	14,544	225,017
VAT Group AG (Industrials)	(a)	139	38,909
			39,369,133
Australia–7.2%
Altium Ltd. (Information Technology)	(a)	6,105	123,388
Ampol Ltd. (Energy)	(a)	7,467	139,786
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	90,720	2,380,097
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	98,560	2,116,130
Bank of Queensland Ltd. (Financials)	(a)	14,600	96,192
Bendigo & Adelaide Bank Ltd. (Financials)	(a)	22,444	171,899
BHP Group Ltd. (Materials)	(a)	141,325	4,902,481
BHP Group PLC (Materials)	(a)	36,796	1,059,431
carsales.com Ltd. (Communication Services)	(a)	19,076	259,417
Challenger Ltd. (Financials)	(a)	10,635	51,819
Cochlear Ltd. (Health Care)	(a)	9,404	1,512,679
Commonwealth Bank of Australia (Financials)	(a)	51,189	3,358,754
Corporate Travel Management Ltd. (Consumer Discretionary)	(a)(b)	15,499	232,056
CSL Ltd. (Health Care)	(a)	12,424	2,510,938
Domain Holdings Australia Ltd. (Communication Services)	(a)(b)	63,795	204,507
Downer EDI Ltd. (Industrials)	(a)	128,818	504,132
Iluka Resources Ltd. (Materials)	(a)	501,373	2,761,570
Incitec Pivot Ltd. (Materials)	(a)(b)	11,689	25,863
Insurance Australia Group Ltd. (Financials)	(a)	11,570	41,216
IOOF Holdings Ltd. (Financials)	(a)	276,988	742,167
Lendlease Corp. Ltd. (Real Estate)	(a)	13,741	135,479
Common Stocks (Continued)		Shares	Value
Australia (continued)
Link Administration Holdings Ltd. (Information Technology)	(a)	46,551	$ 182,291
Medibank Pvt Ltd. (Financials)	(a)	428,381	913,092
Metcash Ltd. (Consumer Staples)	(a)	34,490	96,785
National Australia Bank Ltd. (Financials)	(a)	92,587	1,834,380
Newcrest Mining Ltd. (Materials)	(a)	5,098	96,311
Nine Entertainment Co. Holdings Ltd. (Communication Services)	(a)	8,650	18,280
Nufarm Ltd. (Materials)	(a)(b)	33,061	133,770
Qantas Airways Ltd. (Industrials)	(a)(b)	16,923	65,680
REA Group Ltd. (Communication Services)	(a)	21,374	2,312,960
Rio Tinto Ltd. (Materials)	(a)	8,941	755,667
Scentre Group (Real Estate)	(a)	392,837	845,815
SEEK Ltd. (Communication Services)	(a)(b)	2,640	57,544
Star Entertainment Grp Ltd. / The (Consumer Discretionary)	(a)(b)	5,194	15,033
Stockland (Real Estate)	(a)	23,198	77,874
Suncorp Group Ltd. (Financials)	(a)	5,992	45,144
Tabcorp Holdings Ltd. (Consumer Discretionary)	(a)	5,170	18,471
Treasury Wine Estates Ltd. (Consumer Staples)	(a)	26,529	209,102
Vicinity Centres (Real Estate)	(a)	187,192	236,639
Westpac Banking Corp. (Financials)	(a)	258,059	4,786,721
WiseTech Global Ltd. (Information Technology)	(a)	2,585	57,521
Worley Ltd. (Energy)	(a)	5,544	44,408
			36,133,489
Netherlands–7.2%
ABN AMRO Bank N.V. (Financials)	(a)(b)	96,840	1,175,633
Adyen N.V. (Information Technology)	(a)(b)	1,018	2,271,569
Aegon N.V. (Financials)	(a)	769,487	3,656,046
Argenx SE (Health Care)	(a)(b)	462	127,038
ASML Holding N.V. (Information Technology)	(a)	9,005	5,525,191
Euronext N.V. (Financials)	(a)	161	16,205
Flow Traders (Financials)	(c)	12,237	511,733
Heineken N.V. (Consumer Staples)	(a)	2,351	241,349
ING Groep N.V. (Financials)	(a)	109,971	1,343,195
JDE Peet's N.V. (Consumer Staples)	(a)(b)	10,003	366,711
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	55,510	1,548,332
Koninklijke Philips N.V. (Health Care)	(a)(b)	18,047	1,029,136
Koninklijke Vopak N.V. (Energy)	(a)	5,632	280,234
NN Group N.V. (Financials)	(a)	32,729	1,596,567
PostNL N.V. (Industrials)	(a)(b)	63,319	306,940
Prosus N.V. (Consumer Discretionary)	(a)	22,290	2,480,402
QIAGEN N.V. (Health Care)	(a)(b)	12,845	621,685
Randstad N.V. (Industrials)	(a)	45,274	3,178,004
Royal Dutch Shell PLC Class A (Energy)	(a)	221,161	4,299,137
Royal Dutch Shell PLC Class B (Energy)	(a)	196,677	3,620,321
Signify N.V. (Industrials)	(a)(b)	12,469	641,320
Stellantis N.V. (Consumer Discretionary)	(c)	51,661	913,832
			35,750,580
Sweden–4.2%
AAK AB (Consumer Staples)	(a)	2,188	49,541
Alfa Laval AB (Industrials)	(a)(b)	31,524	952,763
Atlas Copco AB Class A (Industrials)	(a)	24,932	1,520,035
Atlas Copco AB Class B (Industrials)	(a)	12,306	641,357
Dometic Group AB (Consumer Discretionary)	(a)(b)	4,275	62,139
Electrolux AB (Consumer Discretionary)	(a)	40,501	1,125,973
Elekta AB Class B (Health Care)	(a)	1,670	21,664
Evolution Gaming Group AB (Consumer Discretionary)	(a)	4,276	629,705
Hennes & Mauritz AB Class B (Consumer Discretionary)	(a)(b)	61,220	1,379,683
Hexpol AB (Materials)	(a)	9,033	102,004
Hufvudstaden AB Class A (Real Estate)	(a)	15	218

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Husqvarna AB Class B (Consumer Discretionary)	(a)	7,060	$ 101,781
ICA Gruppen AB (Consumer Staples)	(a)	557	27,238
Intrum AB (Industrials)	(a)	1,379	44,283
Investor AB Class B (Financials)	(a)	11,247	897,396
Kinnevik AB Class B (Financials)	(a)	48,239	2,344,513
L E Lundbergforetagen AB Class B (Financials)	(a)(b)	9,039	493,663
Loomis AB (Industrials)	(a)	16,480	500,728
Pandox AB (Consumer Discretionary)	(a)(b)	24,753	419,256
Saab AB Class B (Industrials)	(a)(b)	41,548	1,138,242
Sandvik AB (Industrials)	(a)(b)	87,084	2,382,785
SKF AB (Industrials)	(a)	49,620	1,411,913
SSAB AB (Materials)	(a)(b)	42,538	224,932
Stillfront Group AB (Communication Services)	(a)(b)	2,844	26,290
Svenska Handelsbanken AB Class A (Financials)	(a)	19,532	212,336
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	14,872	237,832
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	158,701	2,103,622
Trelleborg AB Class B (Industrials)	(a)(b)	13,908	353,727
Volvo AB Class B (Industrials)	(a)	57,636	1,459,633
			20,865,252
Hong Kong–4.1%
AIA Group Ltd. (Financials)	(a)	357,600	4,375,868
BOC Hong Kong Holdings Ltd. (Financials)	(a)	493,500	1,726,457
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	60,600	181,398
Cathay Pacific Airways Ltd. (Industrials)	(a)(b)	296,000	276,967
Champion REIT (Real Estate)	(a)	237,000	138,973
Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	(a)	87,000	133,193
CK Asset Holdings Ltd. (Real Estate)	(a)	99,600	606,323
Haitong International Securities Group Ltd. (Financials)	(a)	62,000	19,825
Hang Seng Bank Ltd. (Financials)	(a)	29,200	567,011
Henderson Land Development Co. Ltd. (Real Estate)	(a)	10,000	45,131
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	24,600	1,459,416
Hongkong Land Holdings Ltd. (Real Estate)	(a)	252,900	1,243,810
Hysan Development Co. Ltd. (Real Estate)	(a)	18,000	70,437
Jardine Strategic Holdings Ltd. (Industrials)	(a)	22,200	733,515
Kerry Properties Ltd. (Real Estate)	(a)	344,500	1,114,126
Link REIT (Real Estate)	(a)	98,900	902,338
MTR Corp. Ltd. (Industrials)	(a)	202,000	1,148,870
New World Development Co. Ltd. (Real Estate)	(a)	159,000	825,954
NWS Holdings Ltd. (Industrials)	(a)	340,000	360,443
Sino Land Co. Ltd. (Real Estate)	(a)	30,000	41,867
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	90,500	1,370,337
Swire Pacific Ltd. Class A (Real Estate)	(a)	21,200	159,699
Swire Properties Ltd. (Real Estate)	(a)	441,400	1,370,102
Techtronic Industries Co. Ltd. (Industrials)	(a)	76,000	1,302,928
WH Group Ltd. (Consumer Staples)	(a)	51,500	41,840
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	81,000	455,493
Yue Yuen Industrial Holdings Ltd. (Consumer Discretionary)	(a)	8,500	21,257
			20,693,578
Denmark–2.1%
AP Moller - Maersk A/S Class B (Industrials)	(a)	1,019	2,365,627
AP Moller - Maersk A/S Class A (Industrials)	(a)	214	465,678
Chr Hansen Holding A/S (Materials)	(a)(b)	6,237	566,536
DSV PANALPINA A/S (Industrials)	(a)	102	20,007
FLSmidth & Co. A/S (Industrials)	(a)	750	28,733
Genmab A/S (Health Care)	(a)(b)	1,364	448,611
Common Stocks (Continued)		Shares	Value
Denmark (continued)
GN Store Nord A/S (Health Care)	(a)	5,157	$ 405,901
H Lundbeck A/S (Health Care)	(a)	1,622	55,385
ISS A/S (Industrials)	(a)(b)	14,760	275,084
Netcompany Group A/S (Information Technology)	(a)	771	73,435
Novo Nordisk A/S Class B (Health Care)	(a)	84,071	5,665,007
Orsted A/S (Utilities)	(a)	291	46,986
ROCKWOOL International A/S Class B (Industrials)	(a)	22	9,260
Tryg A/S (Financials)	(a)	4,293	101,181
			10,527,431
Italy–1.9%
Assicurazioni Generali SpA (Financials)	(a)(b)	39,960	798,365
Banca Generali SpA (Financials)	(a)(b)	7,435	261,631
Buzzi Unicem SpA (Materials)	(a)	1,228	31,897
Enel SpA (Utilities)	(a)	187,562	1,865,745
Eni SpA (Energy)	(a)	14,708	181,235
Intesa Sanpaolo SpA (Financials)	(a)(b)	365,071	989,186
Italgas SpA (Utilities)	(a)	2,481	16,112
Leonardo SpA (Industrials)	(a)	61,304	495,929
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)(b)	37,933	420,345
Moncler SpA (Consumer Discretionary)	(a)(b)	1,822	104,344
Pirelli & C SpA (Consumer Discretionary)	(a)(b)	74,366	435,968
Prysmian SpA (Industrials)	(a)	3,211	104,262
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	691	37,162
Telecom Italia SpA (Communication Services)	(a)	1,535,313	830,576
UniCredit SpA (Financials)	(a)(b)	187,504	1,980,575
Unipol Gruppo SpA (Financials)	(a)(b)	164,900	918,511
			9,471,843
Israel–1.2%
Bank Hapoalim BM (Financials)	(a)(b)	217,570	1,692,055
Bank Leumi Le-Israel BM (Financials)	(a)	44,317	291,919
ICL Group Ltd. (Materials)	(a)	16,099	94,379
Israel Discount Bank Ltd. Class A (Financials)	(a)	152,306	633,193
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	2,381	62,086
Nice Ltd. (Information Technology)	(a)(b)	7,887	1,714,647
Paz Oil Co. Ltd. (Energy)	(a)	252	23,133
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(b)	126,747	1,452,826
			5,964,238
Spain–1.0%
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	53,987	281,335
Banco Santander SA (Financials)	(a)(b)	219,567	748,900
CaixaBank SA (Financials)	(a)	83,431	259,035
EDP Renovaveis SA (Utilities)	(a)	4,027	85,971
Grifols SA (Health Care)	(a)	557	14,578
Iberdrola SA (Utilities)	(a)	198,912	2,567,341
Naturgy Energy Group SA (Utilities)	(a)	16,476	404,532
Repsol SA (Energy)	(a)	60,907	755,975
			5,117,667
Finland–1.0%
Konecranes Oyj (Industrials)	(a)	401	17,872
Neste Oyj (Energy)	(a)	5,307	281,832
Nordea Bank Abp (Financials)	(a)	334,187	3,295,165
Sampo Oyj Class A (Financials)	(a)	24,103	1,086,808
Wartsila Oyj Abp (Industrials)	(a)	29,291	307,053
			4,988,730
Singapore–1.0%
DBS Group Holdings Ltd. (Financials)	(a)	53,900	1,155,691
Golden Agri-Resources Ltd. (Consumer Staples)	(a)	1,078,100	168,880

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Singapore (continued)
Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	(a)	90,900	$ 1,524,916
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	92,400	808,408
Singapore Airlines Ltd. (Industrials)	(a)(b)	155,200	640,917
United Overseas Bank Ltd. (Financials)	(a)	35,200	678,727
			4,977,539
Ireland–0.9%
AIB Group PLC (Financials)	(a)(b)	13,753	36,081
Bank of Ireland Group PLC (Financials)	(a)(b)	39,321	194,178
Experian PLC (Industrials)	(a)	67,540	2,326,817
Flutter Entertainment PLC (Consumer Discretionary)	(a)(b)	6,930	1,486,545
Kerry Group PLC Class A (Consumer Staples)	(a)	366	45,709
Kingspan Group PLC (Industrials)	(a)	7,768	657,166
			4,746,496
Austria–0.4%
ANDRITZ AG (Industrials)	(a)	9,400	422,478
OMV AG (Energy)	(a)	2,183	110,629
Raiffeisen Bank International AG (Financials)	(a)(b)	70,987	1,558,366
Telekom Austria AG (Communication Services)	(c)	2,073	16,336
voestalpine AG (Materials)	(a)	2,569	106,389
			2,214,198
Belgium–0.3%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	1,014	63,743
KBC Group N.V. (Financials)	(a)(b)	7,630	555,170
Sofina SA (Financials)	(a)	778	263,028
Umicore SA (Materials)	(a)	9,451	501,417
			1,383,358
Portugal–0.3%
EDP - Energias de Portugal SA (Utilities)	(a)	116,352	664,564
Galp Energia SGPS SA (Energy)	(a)	57,824	670,310
			1,334,874
Luxembourg–0.3%
RTL Group SA (Communication Services)	(a)(b)	15,967	936,350
SES SA (Communication Services)	(a)	39,534	313,625
Tenaris SA (Energy)	(a)	7,016	79,336
			1,329,311
China–0.2%
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	400	221
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	(a)	1,163,700	1,110,300
			1,110,521
Common Stocks (Continued)		Shares	Value
Norway–0.2%
Equinor ASA (Energy)	(a)	50,727	$ 990,177
New Zealand–0.1%
a2 Milk Co. Ltd. / The (Consumer Staples)	(a)(b)	59,932	357,598
Air New Zealand Ltd. (Industrials)	(a)(b)	52,250	62,491
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	6,861	154,047
Xero Ltd. (Information Technology)	(a)(b)	2,085	201,798
			775,934
United States–0.1%
Sims Ltd. (Materials)	(a)	53,643	608,489
Isle of Man–0.1%
Entain PLC (Consumer Discretionary)	(a)(b)	17,571	367,457
Total Common Stocks (Cost $454,374,546)			$483,541,339

Preferred Securities–0.6%		Rate	Quantity	Value
Germany–0.6%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	1.882% (d)	10,561	$ 1,187,412
Sartorius AG (Health Care)	(a)	0.167% (d)	64	31,908
Schaeffler AG (Consumer Discretionary)	(a)	5.972% (d)	41,062	364,983
Volkswagen AG (Consumer Discretionary)	(a)	2.036% (d)	4,663	1,305,270
				2,889,573
Italy–0.0%
Telecom Italia SpA (Communication Services)	(a)	5.608% (d)	230,167	132,351
Total Preferred Securities (Cost $2,798,768)				$3,021,924

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(e)	7,204,725	$ 7,206,886
Total Money Market Funds (Cost $7,206,886)			$7,206,886
Total Investments – 98.8% (Cost $464,380,200)	(f)		$493,770,149
Other Assets in Excess of Liabilities – 1.2%	(g)		5,790,371
Net Assets – 100.0%			$499,560,520

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $484,698,749 or 97.0% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,864,514 or 0.4% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(e)	Rate represents the seven-day yield at March 31, 2021.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $768,398 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	98	June 18, 2021	$10,812,782	$10,740,800	$(71,982)	$(46,780)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–98.0%		Shares	Value
Communication Services–17.9%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,193	$ 6,605,136
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	36,117	10,637,540
Match Group, Inc. (Interactive Media & Svs.)	(a)	19,641	2,698,280
Netflix, Inc. (Entertainment)	(a)	8,712	4,544,702
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	97,742	5,110,929
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	31,069	3,892,635
Walt Disney Co. / The (Entertainment)	(a)	11,883	2,192,651
			35,681,873
Consumer Discretionary–15.9%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,361	16,587,363
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	2,428	5,656,851
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	21,099	1,845,107
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	6,595	4,405,137
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		23,749	3,156,005
			31,650,463
Financials–0.8%
Altimeter Growth Corp. (Capital Markets)	(a)	54,974	671,782
Oscar Health, Inc. Class A (Insurance)	(a)	37,772	1,015,312
			1,687,094
Health Care–15.1%
Accolade, Inc. (Health Care Providers & Svs.)	(a)	11,199	508,099
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	8,391	4,543,978
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	8,349	1,076,019
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	129,019	4,986,585
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		10,179	3,909,652
Danaher Corp. (Health Care Equip. & Supplies)		25,928	5,835,874
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	106,398	3,133,421
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	7,194	2,762,928
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	34,533	3,358,334
			30,114,890
Common Stocks (Continued)		Shares	Value
Industrials–7.0%
CoStar Group, Inc. (Professional Svs.)	(a)	4,706	$ 3,867,814
Howmet Aerospace, Inc. (Aerospace & Defense)	(a)	62,165	1,997,362
L3Harris Technologies, Inc. (Aerospace & Defense)		20,497	4,154,332
Uber Technologies, Inc. (Road & Rail)	(a)	73,245	3,992,585
			14,012,093
Information Technology–34.9%
Adobe, Inc. (Software)	(a)	12,365	5,877,950
Apple, Inc. (Tech. Hardware, Storage & Periph.)		71,937	8,787,105
ASML Holding N.V. (Semiconductors & Equip.)		9,319	5,753,178
Atlassian Corp. PLC Class A (Software)	(a)	8,937	1,883,562
Mastercard, Inc. Class A (IT Svs.)		33,568	11,951,886
Microsoft Corp. (Software)		69,292	16,336,975
NVIDIA Corp. (Semiconductors & Equip.)		9,280	4,954,870
Texas Instruments, Inc. (Semiconductors & Equip.)		34,064	6,437,755
Twilio, Inc. Class A (IT Svs.)	(a)	8,296	2,826,945
Wix.com Ltd. (IT Svs.)	(a)	7,934	2,215,332
Workday, Inc. Class A (Software)	(a)	9,637	2,394,120
			69,419,678
Materials–4.2%
Crown Holdings, Inc. (Containers & Packaging)		39,391	3,822,503
Sherwin-Williams Co. / The (Chemicals)		6,017	4,440,606
			8,263,109
Real Estate–2.2%
American Tower Corp. (Equity REIT)		18,055	4,316,228
Total Common Stocks (Cost $126,010,836)			$195,145,428

Money Market Funds–2.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(c)	4,102,752	$ 4,103,983
Total Money Market Funds (Cost $4,103,983)			$4,103,983
Total Investments – 100.1% (Cost $130,114,819)	(d)		$199,249,411
Liabilities in Excess of Other Assets – (0.1)%			(168,987)
Net Assets – 100.0%			$199,080,424

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,405,137 or 2.2% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at March 31, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–97.7%		Shares	Value
Communication Services–1.4%
Advantage Solutions, Inc. (Media)	(a)	36,575	$ 431,951
Manchester United PLC Class A (Entertainment)		45,838	721,490
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	119,449	1,411,887
			2,565,328
Consumer Discretionary–8.3%
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	31,067	1,669,851
Lovesac Co. / The (Household Durables)	(a)	35,203	1,992,490
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	19,798	1,200,155
Poshmark, Inc. Class A (Internet & Direct Marketing Retail)	(a)	2,638	107,103
QuantumScape Corp. (Auto Components)	(a)	21,177	947,671
Stride, Inc. (Diversified Consumer Svs.)	(a)	50,521	1,521,187
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	58,292	2,778,780
Thor Industries, Inc. (Automobiles)		12,118	1,632,779
Visteon Corp. (Auto Components)	(a)	9,234	1,126,086
Williams-Sonoma, Inc. (Specialty Retail)		9,922	1,778,022
			14,754,124
Consumer Staples–2.6%
AppHarvest, Inc. (Food Products)	(a)	34,372	629,008
BellRing Brands, Inc. Class A (Personal Products)	(a)	32,784	774,030
Casey's General Stores, Inc. (Food & Staples Retailing)		5,360	1,158,779
Hain Celestial Group, Inc. / The (Food Products)	(a)	24,999	1,089,956
Laird Superfood, Inc. (Food Products)	(a)	26,411	989,620
Ontex Group N.V. (Personal Products)	(a)(b)	858	9,036
			4,650,429
Financials–5.1%
AssetMark Financial Holdings, Inc. (Capital Markets)	(a)	33,163	774,024
Focus Financial Partners, Inc. Class A (Capital Markets)	(a)	16,304	678,573
Juniper Industrial Holdings, Inc. Class A (Capital Markets)	(a)	108,908	1,350,459
LendingTree, Inc. (Consumer Finance)	(a)	4,684	997,692
LPL Financial Holdings, Inc. (Capital Markets)		24,594	3,496,283
RLI Corp. (Insurance)		15,717	1,753,546
			9,050,577
Health Care–27.8%
Acceleron Pharma, Inc. (Biotechnology)	(a)	7,608	1,031,721
Akero Therapeutics, Inc. (Biotechnology)	(a)	20,288	588,555
Amicus Therapeutics, Inc. (Biotechnology)	(a)	40,289	398,055
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	5,267	678,811
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	54,703	1,108,283
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,757	1,434,911
Bridgebio Pharma, Inc. (Biotechnology)	(a)	25,675	1,581,580
Catalent, Inc. (Pharmaceuticals)	(a)	45,149	4,754,641
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	24,230	554,625
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	21,619	1,124,404
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	17,937	804,295
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	21,838	911,518
Eargo, Inc. (Health Care Equip. & Supplies)	(a)	16,024	800,399
FibroGen, Inc. (Biotechnology)	(a)	24,331	844,529
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	14,419	1,210,187
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	17,459	711,454
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	32,803	2,022,961
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	4,149	899,918
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	29,536	1,231,356
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	13,949	948,532
Heska Corp. (Health Care Equip. & Supplies)	(a)	4,359	734,317
ICON PLC (Life Sciences Tools & Svs.)	(a)	7,583	1,489,074
Common Stocks (Continued)		Shares	Value
Health Care (continued)
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,803	$ 1,603,048
Insmed, Inc. (Biotechnology)	(a)	32,409	1,103,851
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	37,257	2,574,086
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	11,241	1,713,690
Mirati Therapeutics, Inc. (Biotechnology)	(a)	8,031	1,375,710
ModivCare, Inc. (Health Care Providers & Svs.)	(a)	14,183	2,100,786
Myovant Sciences Ltd. (Biotechnology)	(a)	40,336	830,115
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	42,697	2,059,276
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	13,885	1,350,316
Olink Holding AB – ADR (Biotechnology)	(a)	3,070	110,520
Phathom Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	14,533	545,859
Phreesia, Inc. (Health Care Technology)	(a)	16,216	844,854
PTC Therapeutics, Inc. (Biotechnology)	(a)	22,562	1,068,311
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	6,208	283,954
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	31,629	672,749
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	11,440	507,593
Seres Therapeutics, Inc. (Biotechnology)	(a)	21,052	433,461
Signify Health, Inc. Class A (Health Care Providers & Svs.)	(a)	12,032	352,056
STERIS PLC (Health Care Equip. & Supplies)		9,068	1,727,273
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	13,660	765,916
Travere Therapeutics, Inc. (Biotechnology)	(a)	29,065	725,753
Vaxcyte, Inc. (Pharmaceuticals)	(a)	4,982	98,394
Zogenix, Inc. (Pharmaceuticals)	(a)	30,451	594,404
			49,306,101
Industrials–13.3%
Alamo Group, Inc. (Machinery)		7,540	1,177,371
AMERCO (Road & Rail)		1,337	819,046
ATS Automation Tooling Systems, Inc. (Machinery)	(a)	29,677	625,090
Brady Corp. Class A (Commercial Svs. & Supplies)		33,990	1,816,766
Cimpress PLC (Commercial Svs. & Supplies)	(a)	7,096	710,522
Clarivate PLC (Professional Svs.)	(a)	67,794	1,789,084
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	30,200	902,376
CSW Industrials, Inc. (Building Products)		14,832	2,002,320
EnerSys (Electrical Equip.)		14,943	1,356,824
Gates Industrial Corp. PLC (Machinery)	(a)	71,934	1,150,225
Hydrofarm Holdings Group, Inc. (Machinery)	(a)	10,754	648,681
Hyster-Yale Materials Handling, Inc. (Machinery)		11,872	1,034,289
ITT, Inc. (Machinery)		24,048	2,186,204
Kornit Digital Ltd. (Machinery)	(a)	9,928	984,063
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	15,773	791,647
Nordson Corp. (Machinery)		7,491	1,488,312
Rexnord Corp. (Machinery)		56,048	2,639,300
SPX Corp. (Machinery)	(a)	24,767	1,443,173
			23,565,293
Information Technology–31.6%
908 Devices, Inc. (Electronic Equip., Instr. & Comp.)	(a)	26,599	1,290,052
Altair Engineering, Inc. Class A (Software)	(a)	18,276	1,143,529
Blackbaud, Inc. (Software)	(a)	31,645	2,249,327
Broadridge Financial Solutions, Inc. (IT Svs.)		18,093	2,770,038
ChannelAdvisor Corp. (Software)	(a)	91,673	2,158,899
Descartes Systems Group, Inc. / The (Software)	(a)	38,775	2,365,624
Envestnet, Inc. (Software)	(a)	22,600	1,632,398
Euronet Worldwide, Inc. (IT Svs.)	(a)	19,037	2,632,817
Everbridge, Inc. (Software)	(a)	7,467	904,851
Guidewire Software, Inc. (Software)	(a)	7,628	775,234
Intelligent Systems Corp. (Software)	(a)	18,136	741,944
J2 Global, Inc. (Software)	(a)	29,490	3,534,671

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
LivePerson, Inc. (Software)	(a)	40,429	$ 2,132,225
Medallia, Inc. (Software)	(a)	46,282	1,290,805
Napco Security Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	32,678	1,138,175
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		20,170	871,041
Nice Ltd. – ADR (Software)	(a)	18,907	4,121,159
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,235	822,334
Olo, Inc. Class A (Software)	(a)	3,433	90,597
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	70,929	2,951,356
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,557	1,687,228
Paylocity Holding Corp. (Software)	(a)	12,282	2,208,672
Repay Holdings Corp. (IT Svs.)	(a)	34,857	818,442
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,900	1,110,439
Sailpoint Technologies Holdings, Inc. (Software)	(a)	49,080	2,485,411
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	6,292	516,007
SS&C Technologies Holdings, Inc. (Software)		47,727	3,334,686
Trade Desk, Inc. / The Class A (Software)	(a)	1,787	1,164,516
Tyler Technologies, Inc. (Software)	(a)	3,896	1,653,969
Viant Technology, Inc. Class A (Software)	(a)	11,498	608,129
WEX, Inc. (IT Svs.)	(a)	7,404	1,549,065
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	32,723	2,370,454
Yext, Inc. (Software)	(a)	62,191	900,526
			56,024,620
Common Stocks (Continued)		Shares	Value
Materials–4.9%
Constellium SE (Metals & Mining)	(a)	84,351	$ 1,239,960
Sealed Air Corp. (Containers & Packaging)		33,844	1,550,732
Sensient Technologies Corp. (Chemicals)		39,224	3,059,472
Valvoline, Inc. (Chemicals)		105,999	2,763,394
			8,613,558
Real Estate–2.7%
Easterly Government Properties, Inc. (Equity REIT)		73,906	1,532,071
FirstService Corp. (Real Estate Mgmt. & Development)		7,594	1,125,355
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	32,163	2,141,734
			4,799,160
Total Common Stocks (Cost $107,222,525)			$173,329,190

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(c)	1,860,432	$ 1,860,990
Total Money Market Funds (Cost $1,860,990)			$1,860,990
Total Investments – 98.7% (Cost $109,083,515)	(d)		$175,190,180
Other Assets in Excess of Liabilities – 1.3%			2,289,590
Net Assets – 100.0%			$177,479,770

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $9,036 or 0.0% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Rate represents the seven-day yield at March 31, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–99.7%		Shares	Value
Communication Services–0.5%
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	12,427	$ 537,965
Consumer Discretionary–8.7%
Aramark (Hotels, Restaurants & Leisure)		23,602	891,684
Burlington Stores, Inc. (Specialty Retail)	(a)	2,764	825,883
CarMax, Inc. (Specialty Retail)	(a)	15,281	2,027,177
Coursera, Inc. (Diversified Consumer Svs.)	(a)	2,888	129,960
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	11,858	637,367
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		42,133	1,291,798
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	18,659	889,475
Visteon Corp. (Auto Components)	(a)	6,190	754,870
Vroom, Inc. (Specialty Retail)	(a)	14,512	565,823
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	4,088	1,286,698
			9,300,735
Financials–12.6%
Aon PLC Class A (Insurance)		12,397	2,852,674
CBOE Global Markets, Inc. (Capital Markets)		7,004	691,225
Charles Schwab Corp. / The (Capital Markets)		12,095	788,352
Intact Financial Corp. (Insurance)		15,647	1,917,433
LPL Financial Holdings, Inc. (Capital Markets)		24,020	3,414,683
MSCI, Inc. (Capital Markets)		1,609	674,621
Oscar Health, Inc. Class A (Insurance)	(a)	7,186	193,160
SVB Financial Group (Banks)	(a)	2,197	1,084,571
W.R. Berkley Corp. (Insurance)		24,785	1,867,550
			13,484,269
Health Care–16.1%
Abcam PLC – ADR (Biotechnology)	(a)	13,490	259,278
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,679	345,270
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,145	615,029
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	49,625	1,918,006
Catalent, Inc. (Pharmaceuticals)	(a)	15,899	1,674,324
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,681	2,182,015
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		17,124	1,092,682
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	27,904	821,773
Emergent BioSolutions, Inc. (Biotechnology)	(a)	4,752	441,508
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,944	1,015,695
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	1,930	741,236
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,972	678,027
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		6,374	817,721
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	8,625	1,322,471
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,826	285,152
Teleflex, Inc. (Health Care Equip. & Supplies)		2,615	1,086,428
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,955	874,706
Waters Corp. (Life Sciences Tools & Svs.)	(a)	4,013	1,140,374
			17,311,695
Industrials–17.2%
Cimpress PLC (Commercial Svs. & Supplies)	(a)	10,912	1,092,619
CoStar Group, Inc. (Professional Svs.)	(a)	1,042	856,409
Edenred (Commercial Svs. & Supplies)	(b)	16,035	837,248
Ferguson PLC (Trading Companies & Distributors)	(b)	8,438	1,007,961
Ingersoll Rand, Inc. (Machinery)	(a)	26,261	1,292,304
J.B. Hunt Transport Services, Inc. (Road & Rail)		11,750	1,974,823
L3Harris Technologies, Inc. (Aerospace & Defense)		7,274	1,474,294
Rexnord Corp. (Machinery)		27,597	1,299,543
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		30,633	$ 1,793,562
Ryanair Holdings PLC – ADR (Airlines)	(a)	10,401	1,196,115
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	43,291	2,508,713
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	3,845	1,590,484
Verisk Analytics, Inc. (Professional Svs.)		4,189	740,154
Westinghouse Air Brake Technologies Corp. (Machinery)		9,930	786,059
			18,450,288
Information Technology–38.9%
Amdocs Ltd. (IT Svs.)		27,308	1,915,656
Atlassian Corp. PLC Class A (Software)	(a)	6,120	1,289,851
Broadridge Financial Solutions, Inc. (IT Svs.)		15,757	2,412,397
Ceridian HCM Holding, Inc. (Software)	(a)	15,813	1,332,562
Constellation Software, Inc. (Software)		1,654	2,309,888
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		7,965	786,305
Dynatrace, Inc. (Software)	(a)	13,380	645,451
Euronet Worldwide, Inc. (IT Svs.)	(a)	3,020	417,666
Fidelity National Information Services, Inc. (IT Svs.)		12,054	1,694,913
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	79,943	1,463,756
Global Payments, Inc. (IT Svs.)		9,157	1,845,868
GoDaddy, Inc. Class A (IT Svs.)	(a)	26,157	2,030,306
J2 Global, Inc. (Software)	(a)	3,454	413,996
KLA-Tencor Corp. (Semiconductors & Equip.)		10,045	3,318,868
Lam Research Corp. (Semiconductors & Equip.)		2,472	1,471,433
Microchip Technology, Inc. (Semiconductors & Equip.)		23,943	3,716,433
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		34,629	1,495,453
Nice Ltd. – ADR (Software)	(a)	9,009	1,963,692
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,147	834,957
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	49,834	2,073,593
SS&C Technologies Holdings, Inc. (Software)		37,800	2,641,086
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		21,001	2,711,439
Topicus.com, Inc. (Software)	(a)	3,118	204,790
WEX, Inc. (IT Svs.)	(a)	11,379	2,380,714
Wix.com Ltd. (IT Svs.)	(a)	1,339	373,876
			41,744,949
Materials–1.3%
Sealed Air Corp. (Containers & Packaging)		30,350	1,390,637
Real Estate–3.0%
Crown Castle International Corp. (Equity REIT)		4,892	842,060
Lamar Advertising Co. Class A (Equity REIT)		25,547	2,399,374
			3,241,434
Utilities–1.4%
Alliant Energy Corp. (Electric Utilities)		26,928	1,458,421
Total Common Stocks (Cost $75,655,852)			$106,920,393

Money Market Funds–1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(c)	1,228,287	$ 1,228,656
Total Money Market Funds (Cost $1,228,656)			$1,228,656
Total Investments – 100.8% (Cost $76,884,508)	(d)		$108,149,049
Liabilities in Excess of Other Assets – (0.8)%			(853,640)
Net Assets – 100.0%			$107,295,409

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,845,209 or 1.7% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at March 31, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–100.7%		Shares	Value
Communication Services–11.0%
Activision Blizzard, Inc. (Entertainment)		28,578	$ 2,657,754
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	11,097	22,887,785
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	10,636	22,001,949
AT&T, Inc. (Diversified Telecom. Svs.)		263,199	7,967,034
Charter Communications, Inc. Class A (Media)	(a)	5,220	3,220,844
Comcast Corp. Class A (Media)		168,714	9,129,115
Discovery, Inc. Class A (Media)	(a)	4,310	187,313
Discovery, Inc. Class C (Media)	(a)	12,561	463,375
DISH Network Corp. Class A (Media)	(a)	9,087	328,949
Electronic Arts, Inc. (Entertainment)		10,669	1,444,263
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	88,756	26,141,305
Fox Corp. Class A (Media)		13,434	485,102
Fox Corp. Class B (Media)		4,526	158,093
Interpublic Group of Cos., Inc. / The (Media)		14,396	420,363
Live Nation Entertainment, Inc. (Entertainment)	(a)	5,311	449,576
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		36,001	480,613
Netflix, Inc. (Entertainment)	(a)	16,341	8,524,446
News Corp. Class A (Media)		16,210	412,220
News Corp. Class B (Media)		2,267	53,184
Omnicom Group, Inc. (Media)		7,929	587,935
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,253	751,505
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	21,570	2,702,505
Twitter, Inc. (Interactive Media & Svs.)	(a)	29,409	1,871,295
Verizon Communications, Inc. (Diversified Telecom. Svs.)		152,740	8,881,831
ViacomCBS, Inc. Class B (Media)		21,679	977,723
Walt Disney Co. / The (Entertainment)	(a)	66,985	12,360,072
			135,546,149
Consumer Discretionary–12.5%
Advance Auto Parts, Inc. (Specialty Retail)		2,443	448,266
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	15,794	48,867,900
Aptiv PLC (Auto Components)	(a)	10,015	1,381,069
AutoZone, Inc. (Specialty Retail)	(a)	815	1,144,505
Best Buy Co., Inc. (Specialty Retail)		8,525	978,755
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,511	3,520,388
BorgWarner, Inc. (Auto Components)		8,707	403,657
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7,761	678,699
CarMax, Inc. (Specialty Retail)	(a)	5,952	789,592
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	29,439	781,311
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,037	1,473,390
D.R. Horton, Inc. (Household Durables)		12,292	1,095,463
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		4,862	690,404
Dollar General Corp. (Multiline Retail)		9,043	1,832,293
Dollar Tree, Inc. (Multiline Retail)	(a)	8,689	994,543
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,429	525,572
eBay, Inc. (Internet & Direct Marketing Retail)		23,823	1,458,921
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	4,672	942,202
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,085	875,230
Ford Motor Co. (Automobiles)	(a)	143,923	1,763,057
Gap, Inc. / The (Specialty Retail)		7,453	221,950
Garmin Ltd. (Household Durables)		5,555	732,427
General Motors Co. (Automobiles)		46,813	2,689,875
Genuine Parts Co. (Distributors)		5,331	616,210
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		12,680	249,416
Hasbro, Inc. (Leisure Products)		4,679	449,745
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	10,214	1,235,077
Home Depot, Inc. / The (Specialty Retail)		39,733	12,128,498
L Brands, Inc. (Specialty Retail)	(a)	8,653	535,275
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		12,012	729,849
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Leggett & Platt, Inc. (Household Durables)		5,071	$ 231,491
Lennar Corp. Class A (Household Durables)		10,185	1,031,028
LKQ Corp. (Distributors)	(a)	10,405	440,444
Lowe's Cos., Inc. (Specialty Retail)		26,982	5,131,437
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,795	1,450,737
McDonald's Corp. (Hotels, Restaurants & Leisure)		27,493	6,162,281
MGM Resorts International (Hotels, Restaurants & Leisure)		15,170	576,308
Mohawk Industries, Inc. (Household Durables)	(a)	2,138	411,159
Newell Brands, Inc. (Household Durables)		13,736	367,850
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		46,939	6,237,724
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,642	376,383
NVR, Inc. (Household Durables)	(a)	128	602,999
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,584	1,310,734
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5,536	580,394
Pool Corp. (Distributors)		1,484	512,336
PulteGroup, Inc. (Household Durables)		9,787	513,230
PVH Corp. (Textiles, Apparel & Luxury Goods)		2,589	273,657
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,729	212,944
Ross Stores, Inc. (Specialty Retail)		13,093	1,569,982
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		8,042	688,476
Starbucks Corp. (Hotels, Restaurants & Leisure)		43,405	4,742,864
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		10,322	425,370
Target Corp. (Multiline Retail)		18,484	3,661,126
Tesla, Inc. (Automobiles)	(a)	28,333	18,924,461
TJX Cos., Inc. / The (Specialty Retail)		44,315	2,931,437
Tractor Supply Co. (Specialty Retail)		4,266	755,423
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,097	648,329
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	7,031	155,807
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	6,898	127,337
V.F. Corp. (Textiles, Apparel & Luxury Goods)		11,908	951,687
Whirlpool Corp. (Household Durables)		2,287	503,940
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	3,933	493,080
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		11,100	1,200,798
			154,436,792
Consumer Staples–6.2%
Altria Group, Inc. (Tobacco)		68,566	3,507,837
Archer-Daniels-Midland Co. (Food Products)		20,677	1,178,589
Brown-Forman Corp. Class B (Beverages)		6,844	472,031
Campbell Soup Co. (Food Products)		7,457	374,863
Church & Dwight Co., Inc. (Household Products)		9,120	796,632
Clorox Co. / The (Household Products)		4,617	890,527
Coca-Cola Co. / The (Beverages)		143,076	7,541,536
Colgate-Palmolive Co. (Household Products)		31,332	2,469,902
Conagra Brands, Inc. (Food Products)		18,017	677,439
Constellation Brands, Inc. Class A (Beverages)		6,270	1,429,560
Costco Wholesale Corp. (Food & Staples Retailing)		16,330	5,755,998
Estee Lauder Cos., Inc. / The Class A (Personal Products)		8,478	2,465,826
General Mills, Inc. (Food Products)		22,622	1,387,181
Hershey Co. / The (Food Products)		5,366	848,687
Hormel Foods Corp. (Food Products)		10,361	495,049
J.M. Smucker Co. / The (Food Products)		4,095	518,140
Kellogg Co. (Food Products)		9,475	599,768
Kimberly-Clark Corp. (Household Products)		12,450	1,731,172
Kraft Heinz Co. / The (Food Products)		24,039	961,560
Kroger Co. / The (Food & Staples Retailing)		28,222	1,015,710
Lamb Weston Holdings, Inc. (Food Products)		5,425	420,329
McCormick & Co., Inc. (Food Products)		9,202	820,450

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Molson Coors Beverage Co. Class B (Beverages)		6,876	$ 351,707
Mondelez International, Inc. Class A (Food Products)		52,081	3,048,301
Monster Beverage Corp. (Beverages)	(a)	13,610	1,239,735
PepsiCo, Inc. (Beverages)		50,904	7,200,371
Philip Morris International, Inc. (Tobacco)		57,454	5,098,468
Procter & Gamble Co. / The (Household Products)		90,861	12,305,305
Sysco Corp. (Food & Staples Retailing)		18,806	1,480,784
Tyson Foods, Inc. Class A (Food Products)		10,798	802,291
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		26,443	1,451,721
Walmart, Inc. (Food & Staples Retailing)		51,152	6,947,976
			76,285,445
Energy–2.8%
APA Corp. (Oil, Gas & Consumable Fuels)		13,852	247,951
Baker Hughes Co. (Energy Equip. & Svs.)		27,131	586,301
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		14,561	273,456
Chevron Corp. (Oil, Gas & Consumable Fuels)		71,100	7,450,569
ConocoPhillips (Oil, Gas & Consumable Fuels)		50,009	2,648,977
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		22,001	480,722
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6,721	493,926
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		21,549	1,562,949
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		156,225	8,722,042
Halliburton Co. (Energy Equip. & Svs.)		32,954	707,193
Hess Corp. (Oil, Gas & Consumable Fuels)		9,982	706,326
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		5,727	204,912
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		72,303	1,203,845
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		28,965	309,346
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		23,990	1,283,225
NOV, Inc. (Energy Equip. & Svs.)		14,219	195,085
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		30,862	821,546
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		16,322	826,873
Phillips 66 (Oil, Gas & Consumable Fuels)		16,110	1,313,609
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,554	1,199,726
Schlumberger N.V. (Energy Equip. & Svs.)		51,523	1,400,910
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		14,992	1,073,427
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		44,982	1,065,624
			34,778,540
Financials–11.4%
Aflac, Inc. (Insurance)		23,485	1,201,962
Allstate Corp. / The (Insurance)		11,192	1,285,961
American Express Co. (Consumer Finance)		24,082	3,406,158
American International Group, Inc. (Insurance)		31,795	1,469,247
Ameriprise Financial, Inc. (Capital Markets)		4,279	994,654
Aon PLC Class A (Insurance)		8,339	1,918,887
Arthur J. Gallagher & Co. (Insurance)		7,203	898,718
Assurant, Inc. (Insurance)		2,160	306,223
Bank of America Corp. (Banks)		280,406	10,848,908
Bank of New York Mellon Corp. / The (Capital Markets)		29,623	1,400,872
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	70,379	17,979,723
BlackRock, Inc. (Capital Markets)		5,241	3,951,504
Capital One Financial Corp. (Consumer Finance)		16,968	2,158,839
CBOE Global Markets, Inc. (Capital Markets)		4,022	396,931
Charles Schwab Corp. / The (Capital Markets)		55,234	3,600,152
Chubb Ltd. (Insurance)		16,624	2,626,093
Common Stocks (Continued)		Shares	Value
Financials (continued)
Cincinnati Financial Corp. (Insurance)		5,570	$ 574,211
Citigroup, Inc. (Banks)		77,037	5,604,442
Citizens Financial Group, Inc. (Banks)		15,794	697,305
CME Group, Inc. (Capital Markets)		13,252	2,706,456
Comerica, Inc. (Banks)		5,056	362,718
Discover Financial Services (Consumer Finance)		11,247	1,068,353
Everest RE Group Ltd. (Insurance)		1,472	364,776
Fifth Third Bancorp (Banks)		26,376	987,781
First Republic Bank (Banks)		6,473	1,079,373
Franklin Resources, Inc. (Capital Markets)		10,301	304,910
Globe Life, Inc. (Insurance)		3,507	338,881
Goldman Sachs Group, Inc. / The (Capital Markets)		12,706	4,154,862
Hartford Financial Services Group, Inc. / The (Insurance)		13,095	874,615
Huntington Bancshares, Inc. (Banks)		37,828	594,656
Intercontinental Exchange, Inc. (Capital Markets)		20,758	2,318,254
Invesco Ltd. (Capital Markets)		13,824	348,641
JPMorgan Chase & Co. (Banks)		112,604	17,141,707
KeyCorp (Banks)		35,899	717,262
Lincoln National Corp. (Insurance)		6,701	417,271
Loews Corp. (Insurance)		8,290	425,111
M&T Bank Corp. (Banks)		4,795	726,970
MarketAxess Holdings, Inc. (Capital Markets)		1,400	697,088
Marsh & McLennan Cos., Inc. (Insurance)		18,761	2,285,090
MetLife, Inc. (Insurance)		27,669	1,681,999
Moody's Corp. (Capital Markets)		5,917	1,766,875
Morgan Stanley (Capital Markets)		55,406	4,302,830
MSCI, Inc. (Capital Markets)		3,061	1,283,416
Nasdaq, Inc. (Capital Markets)		4,269	629,507
Northern Trust Corp. (Capital Markets)		7,637	802,725
People's United Financial, Inc. (Banks)		15,347	274,711
PNC Financial Services Group, Inc. / The (Banks)		15,652	2,745,517
Principal Financial Group, Inc. (Insurance)		9,273	556,009
Progressive Corp. / The (Insurance)		21,572	2,062,499
Prudential Financial, Inc. (Insurance)		14,721	1,341,083
Raymond James Financial, Inc. (Capital Markets)		4,495	550,907
Regions Financial Corp. (Banks)		35,423	731,839
S&P Global, Inc. (Capital Markets)		8,888	3,136,309
State Street Corp. (Capital Markets)		12,894	1,083,225
SVB Financial Group (Banks)	(a)	1,978	976,460
Synchrony Financial (Consumer Finance)		20,047	815,111
T. Rowe Price Group, Inc. (Capital Markets)		8,380	1,438,008
Travelers Cos., Inc. / The (Insurance)		9,276	1,395,110
Truist Financial Corp. (Banks)		49,730	2,900,254
U.S. Bancorp (Banks)		50,451	2,790,445
Unum Group (Insurance)		7,305	203,298
W.R. Berkley Corp. (Insurance)		5,177	390,087
Wells Fargo & Co. (Banks)		152,561	5,960,558
Willis Towers Watson PLC (Insurance)		4,745	1,086,036
Zions Bancorp N.A. (Banks)		6,036	331,739
			140,472,122
Health Care–13.1%
Abbott Laboratories (Health Care Equip. & Supplies)		65,362	7,832,982
AbbVie, Inc. (Biotechnology)		65,170	7,052,697
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,668	531,642
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		11,214	1,425,748
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	8,065	1,233,219
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,665	1,443,177
AmerisourceBergen Corp. (Health Care Providers & Svs.)		5,437	641,947
Amgen, Inc. (Biotechnology)		21,319	5,304,380
Anthem, Inc. (Health Care Providers & Svs.)		9,044	3,246,344
Baxter International, Inc. (Health Care Equip. & Supplies)		18,600	1,568,724
Becton Dickinson and Co. (Health Care Equip. & Supplies)		10,722	2,607,054

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Biogen, Inc. (Biotechnology)	(a)	5,614	$ 1,570,517
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	788	450,082
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	52,286	2,020,854
Bristol-Myers Squibb Co. (Pharmaceuticals)		82,680	5,219,588
Cardinal Health, Inc. (Health Care Providers & Svs.)		10,923	663,572
Catalent, Inc. (Pharmaceuticals)	(a)	6,348	668,508
Centene Corp. (Health Care Providers & Svs.)	(a)	21,391	1,367,099
Cerner Corp. (Health Care Technology)		11,366	816,988
Cigna Corp. (Health Care Providers & Svs.)		12,993	3,140,928
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,810	695,203
CVS Health Corp. (Health Care Providers & Svs.)		48,447	3,644,668
Danaher Corp. (Health Care Equip. & Supplies)		23,388	5,264,171
DaVita, Inc. (Health Care Providers & Svs.)	(a)	2,602	280,418
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		8,039	512,969
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,547	1,274,756
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	23,038	1,926,898
Eli Lilly & Co. (Pharmaceuticals)		29,354	5,483,914
Gilead Sciences, Inc. (Biotechnology)		46,386	2,997,927
HCA Healthcare, Inc. (Health Care Providers & Svs.)		9,749	1,836,127
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	5,254	363,787
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	9,483	705,346
Humana, Inc. (Health Care Providers & Svs.)		4,761	1,996,049
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,143	1,537,901
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,383	2,067,395
Incyte Corp. (Biotechnology)	(a)	6,907	561,332
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,342	3,208,478
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,090	1,369,363
Johnson & Johnson (Pharmaceuticals)		97,004	15,942,607
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	3,580	913,007
McKesson Corp. (Health Care Providers & Svs.)		5,834	1,137,863
Medtronic PLC (Health Care Equip. & Supplies)		49,739	5,875,668
Merck & Co., Inc. (Pharmaceuticals)		93,381	7,198,741
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	858	991,582
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		4,180	536,252
Perrigo Co. PLC (Pharmaceuticals)		4,876	197,332
Pfizer, Inc. (Pharmaceuticals)		205,817	7,456,750
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		4,885	626,941
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,877	1,834,364
ResMed, Inc. (Health Care Equip. & Supplies)		5,377	1,043,246
STERIS PLC (Health Care Equip. & Supplies)		3,184	606,488
Stryker Corp. (Health Care Equip. & Supplies)		12,076	2,941,472
Teleflex, Inc. (Health Care Equip. & Supplies)		1,720	714,591
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		14,531	6,631,658
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		34,891	12,981,894
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,885	384,830
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	3,389	598,260
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	9,600	2,062,944
Viatris, Inc. (Pharmaceuticals)	(a)	44,208	617,586
Waters Corp. (Life Sciences Tools & Svs.)	(a)	2,319	658,990
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,761	777,995
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		7,628	$ 1,221,090
Zoetis, Inc. (Pharmaceuticals)		17,539	2,762,042
			161,246,945
Industrials–8.9%
3M Co. (Industrial Conglomerates)		21,369	4,117,379
A.O. Smith Corp. (Building Products)		4,916	332,371
Alaska Air Group, Inc. (Airlines)	(a)	4,542	314,352
Allegion PLC (Building Products)		3,302	414,797
American Airlines Group, Inc. (Airlines)	(a)	23,844	569,872
AMETEK, Inc. (Electrical Equip.)		8,458	1,080,340
Boeing Co. / The (Aerospace & Defense)	(a)	20,236	5,154,514
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		4,904	467,989
Carrier Global Corp. (Building Products)		29,973	1,265,460
Caterpillar, Inc. (Machinery)		20,124	4,666,152
Cintas Corp. (Commercial Svs. & Supplies)		3,263	1,113,695
Copart, Inc. (Commercial Svs. & Supplies)	(a)	7,705	836,840
CSX Corp. (Road & Rail)		28,137	2,712,970
Cummins, Inc. (Machinery)		5,482	1,420,441
Deere & Co. (Machinery)		11,567	4,327,677
Delta Air Lines, Inc. (Airlines)	(a)	23,648	1,141,725
Dover Corp. (Machinery)		5,314	728,709
Eaton Corp. PLC (Electrical Equip.)		14,686	2,030,780
Emerson Electric Co. (Electrical Equip.)		22,129	1,996,478
Equifax, Inc. (Professional Svs.)		4,499	814,904
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,281	676,401
Fastenal Co. (Trading Companies & Distributors)		21,238	1,067,847
FedEx Corp. (Air Freight & Logistics)		8,997	2,555,508
Fortive Corp. (Machinery)		12,395	875,583
Fortune Brands Home & Security, Inc. (Building Products)		5,192	497,497
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,340	766,233
General Dynamics Corp. (Aerospace & Defense)		8,525	1,547,799
General Electric Co. (Industrial Conglomerates)		323,530	4,247,949
Honeywell International, Inc. (Industrial Conglomerates)		25,665	5,571,102
Howmet Aerospace, Inc. (Aerospace & Defense)	(a)	14,313	459,877
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,478	304,246
IDEX Corp. (Machinery)		2,813	588,817
IHS Markit Ltd. (Professional Svs.)		13,750	1,330,725
Illinois Tool Works, Inc. (Machinery)		10,648	2,358,745
Ingersoll Rand, Inc. (Machinery)	(a)	13,779	678,065
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,122	524,715
Jacobs Engineering Group, Inc. (Construction & Engineering)		4,830	624,374
Johnson Controls International PLC (Building Products)		26,621	1,588,475
Kansas City Southern (Road & Rail)		3,323	877,006
L3Harris Technologies, Inc. (Aerospace & Defense)		7,571	1,534,490
Lockheed Martin Corp. (Aerospace & Defense)		9,095	3,360,602
Masco Corp. (Building Products)		9,514	569,889
Nielsen Holdings PLC (Professional Svs.)		13,127	330,144
Norfolk Southern Corp. (Road & Rail)		9,295	2,495,893
Northrop Grumman Corp. (Aerospace & Defense)		5,724	1,852,515
Old Dominion Freight Line, Inc. (Road & Rail)		3,539	850,811
Otis Worldwide Corp. (Machinery)		15,049	1,030,104
PACCAR, Inc. (Machinery)		12,741	1,183,894
Parker-Hannifin Corp. (Machinery)		4,766	1,503,339
Pentair PLC (Machinery)		6,090	379,529

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Quanta Services, Inc. (Construction & Engineering)		5,127	$ 451,073
Raytheon Technologies Corp. (Aerospace & Defense)		56,074	4,332,838
Republic Services, Inc. (Commercial Svs. & Supplies)		7,727	767,677
Robert Half International, Inc. (Professional Svs.)		4,149	323,912
Rockwell Automation, Inc. (Electrical Equip.)		4,311	1,144,312
Rollins, Inc. (Commercial Svs. & Supplies)		8,022	276,117
Roper Technologies, Inc. (Industrial Conglomerates)		3,860	1,556,892
Snap-on, Inc. (Machinery)		2,011	464,018
Southwest Airlines Co. (Airlines)		21,680	1,323,781
Stanley Black & Decker, Inc. (Machinery)		5,907	1,179,451
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,353	559,668
Textron, Inc. (Aerospace & Defense)		8,500	476,680
Trane Technologies PLC (Building Products)		8,752	1,448,981
TransDigm Group, Inc. (Aerospace & Defense)	(a)	2,028	1,192,302
Union Pacific Corp. (Road & Rail)		24,715	5,447,433
United Airlines Holdings, Inc. (Airlines)	(a)	11,873	683,172
United Parcel Service, Inc. Class B (Air Freight & Logistics)		26,536	4,510,855
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,668	878,599
Verisk Analytics, Inc. (Professional Svs.)		6,043	1,067,738
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,633	654,719
Waste Management, Inc. (Commercial Svs. & Supplies)		14,336	1,849,631
Westinghouse Air Brake Technologies Corp. (Machinery)		6,494	514,065
Xylem, Inc. (Machinery)		6,704	705,127
			109,548,660
Information Technology–26.9%
Accenture PLC Class A (IT Svs.)		23,396	6,463,145
Adobe, Inc. (Software)	(a)	17,682	8,405,492
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	44,707	3,509,499
Akamai Technologies, Inc. (IT Svs.)	(a)	6,097	621,284
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		22,192	1,464,006
Analog Devices, Inc. (Semiconductors & Equip.)		13,614	2,111,259
ANSYS, Inc. (Software)	(a)	3,191	1,083,536
Apple, Inc. (Tech. Hardware, Storage & Periph.)		582,284	71,125,991
Applied Materials, Inc. (Semiconductors & Equip.)		33,858	4,523,429
Arista Networks, Inc. (Communications Equip.)	(a)	2,050	618,875
Autodesk, Inc. (Software)	(a)	8,111	2,247,964
Automatic Data Processing, Inc. (IT Svs.)		15,779	2,973,868
Broadcom, Inc. (Semiconductors & Equip.)		15,061	6,983,183
Broadridge Financial Solutions, Inc. (IT Svs.)		4,305	659,096
Cadence Design Systems, Inc. (Software)	(a)	10,283	1,408,668
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,230	866,873
Cisco Systems, Inc. (Communications Equip.)		155,718	8,052,178
Citrix Systems, Inc. (Software)		4,527	635,410
Cognizant Technology Solutions Corp. Class A (IT Svs.)		19,675	1,537,011
Corning, Inc. (Electronic Equip., Instr. & Comp.)		28,301	1,231,377
DXC Technology Co. (IT Svs.)		9,573	299,252
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,738	768,314
F5 Networks, Inc. (Communications Equip.)	(a)	2,287	477,114
Fidelity National Information Services, Inc. (IT Svs.)		22,914	3,221,938
Fiserv, Inc. (IT Svs.)	(a)	21,238	2,528,172
FleetCor Technologies, Inc. (IT Svs.)	(a)	3,097	831,947
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		4,927	278,228
Fortinet, Inc. (Software)	(a)	4,973	917,121
Gartner, Inc. (IT Svs.)	(a)	3,295	601,502
Global Payments, Inc. (IT Svs.)		10,888	2,194,803
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		48,077	$ 756,732
HP, Inc. (Tech. Hardware, Storage & Periph.)		46,114	1,464,119
Intel Corp. (Semiconductors & Equip.)		149,926	9,595,264
International Business Machines Corp. (IT Svs.)		32,954	4,391,450
Intuit, Inc. (Software)		10,099	3,868,523
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,357	286,246
Jack Henry & Associates, Inc. (IT Svs.)		2,783	422,237
Juniper Networks, Inc. (Communications Equip.)		12,005	304,087
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,917	991,898
KLA-Tencor Corp. (Semiconductors & Equip.)		5,683	1,877,663
Lam Research Corp. (Semiconductors & Equip.)		5,272	3,138,105
Leidos Holdings, Inc. (IT Svs.)		4,955	477,067
Mastercard, Inc. Class A (IT Svs.)		32,347	11,517,149
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		9,912	905,659
Microchip Technology, Inc. (Semiconductors & Equip.)		9,902	1,536,988
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	41,278	3,641,132
Microsoft Corp. (Software)		278,290	65,612,433
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,602	565,842
Motorola Solutions, Inc. (Communications Equip.)		6,226	1,170,799
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		8,214	596,911
NortonLifeLock, Inc. (Software)		21,690	461,129
NVIDIA Corp. (Semiconductors & Equip.)		22,876	12,214,183
NXP Semiconductors N.V. (Semiconductors & Equip.)		10,215	2,056,688
Oracle Corp. (Software)		68,436	4,802,154
Paychex, Inc. (IT Svs.)		11,808	1,157,420
Paycom Software, Inc. (Software)	(a)	1,827	676,100
PayPal Holdings, Inc. (IT Svs.)	(a)	43,209	10,492,874
Qorvo, Inc. (Semiconductors & Equip.)	(a)	4,189	765,330
QUALCOMM, Inc. (Semiconductors & Equip.)		41,915	5,557,510
salesforce.com, Inc. (Software)	(a)	33,859	7,173,706
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,482	574,244
ServiceNow, Inc. (Software)	(a)	7,232	3,616,796
Skyworks Solutions, Inc. (Semiconductors & Equip.)		6,120	1,122,898
Synopsys, Inc. (Software)	(a)	5,598	1,387,072
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		12,187	1,573,464
Teradyne, Inc. (Semiconductors & Equip.)		6,102	742,491
Texas Instruments, Inc. (Semiconductors & Equip.)		33,961	6,418,289
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,209	716,368
Tyler Technologies, Inc. (Software)	(a)	1,497	635,521
VeriSign, Inc. (IT Svs.)	(a)	3,663	728,058
Visa, Inc. (IT Svs.)		62,574	13,248,793
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		11,206	748,001
Western Union Co. / The (IT Svs.)		15,156	373,747
Xilinx, Inc. (Semiconductors & Equip.)		9,029	1,118,693
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,965	953,379
			331,075,747
Materials–2.7%
Air Products & Chemicals, Inc. (Chemicals)		8,170	2,298,548
Albemarle Corp. (Chemicals)		4,333	633,095
Amcor PLC (Containers & Packaging)		57,075	666,636
Avery Dennison Corp. (Containers & Packaging)		3,091	567,662
Ball Corp. (Containers & Packaging)		12,145	1,029,167
Celanese Corp. (Chemicals)		4,239	635,045
CF Industries Holdings, Inc. (Chemicals)		7,845	356,006
Corteva, Inc. (Chemicals)		27,417	1,278,180

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Dow, Inc. (Chemicals)		27,514	$ 1,759,245
DuPont de Nemours, Inc. (Chemicals)		19,830	1,532,462
Eastman Chemical Co. (Chemicals)		5,072	558,529
Ecolab, Inc. (Chemicals)		9,185	1,966,233
FMC Corp. (Chemicals)		4,773	527,941
Freeport-McMoRan, Inc. (Metals & Mining)	(a)	53,597	1,764,949
International Flavors & Fragrances, Inc. (Chemicals)		9,135	1,275,337
International Paper Co. (Containers & Packaging)		14,415	779,419
Linde PLC (Chemicals)		19,304	5,407,823
LyondellBasell Industries N.V. Class A (Chemicals)		9,571	995,863
Martin Marietta Materials, Inc. (Construction Materials)		2,281	766,005
Mosaic Co. / The (Chemicals)		12,639	399,519
Newmont Corp. (Metals & Mining)		29,499	1,777,905
Nucor Corp. (Metals & Mining)		10,977	881,124
Packaging Corp. of America (Containers & Packaging)		3,532	474,983
PPG Industries, Inc. (Chemicals)		8,714	1,309,366
Sealed Air Corp. (Containers & Packaging)		5,562	254,851
Sherwin-Williams Co. / The (Chemicals)		2,978	2,197,794
Vulcan Materials Co. (Construction Materials)		4,871	821,981
Westrock Co. (Containers & Packaging)		9,802	510,194
			33,425,862
Real Estate–2.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,649	763,831
American Tower Corp. (Equity REIT)		16,386	3,917,237
AvalonBay Communities, Inc. (Equity REIT)		5,176	955,024
Boston Properties, Inc. (Equity REIT)		5,231	529,691
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	12,365	978,195
Crown Castle International Corp. (Equity REIT)		15,897	2,736,351
Digital Realty Trust, Inc. (Equity REIT)		10,361	1,459,243
Duke Realty Corp. (Equity REIT)		13,949	584,881
Equinix, Inc. (Equity REIT)		3,291	2,236,531
Equity Residential (Equity REIT)		12,738	912,423
Essex Property Trust, Inc. (Equity REIT)		2,377	646,164
Extra Space Storage, Inc. (Equity REIT)		4,859	644,060
Federal Realty Investment Trust (Equity REIT)		2,642	268,031
Healthpeak Properties, Inc. (Equity REIT)		20,046	636,260
Host Hotels & Resorts, Inc. (Equity REIT)		26,137	440,408
Iron Mountain, Inc. (Equity REIT)		10,718	396,673
Kimco Realty Corp. (Equity REIT)		15,844	297,075
Mid-America Apartment Communities, Inc. (Equity REIT)		4,258	614,685
Prologis, Inc. (Equity REIT)		27,264	2,889,984
Public Storage (Equity REIT)		5,596	1,380,869
Realty Income Corp. (Equity REIT)		13,884	881,634
Regency Centers Corp. (Equity REIT)		5,729	324,892
SBA Communications Corp. (Equity REIT)		4,018	1,115,196
Simon Property Group, Inc. (Equity REIT)		12,077	1,374,000
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
UDR, Inc. (Equity REIT)	11,008	$ 482,811
Ventas, Inc. (Equity REIT)	13,774	734,705
Vornado Realty Trust (Equity REIT)	5,695	258,496
Welltower, Inc. (Equity REIT)	15,471	1,108,188
Weyerhaeuser Co. (Equity REIT)	27,614	983,058
		30,550,596
Utilities–2.7%
AES Corp. / The (Ind. Power & Renewable Elec.)	24,722	662,797
Alliant Energy Corp. (Electric Utilities)	9,191	497,785
Ameren Corp. (Multi-Utilities)	9,309	757,380
American Electric Power Co., Inc. (Electric Utilities)	18,414	1,559,666
American Water Works Co., Inc. (Water Utilities)	6,720	1,007,462
Atmos Energy Corp. (Gas Utilities)	4,670	461,629
CenterPoint Energy, Inc. (Multi-Utilities)	20,627	467,202
CMS Energy Corp. (Multi-Utilities)	10,776	659,707
Consolidated Edison, Inc. (Multi-Utilities)	12,606	942,929
Dominion Energy, Inc. (Multi-Utilities)	29,662	2,253,126
DTE Energy Co. (Multi-Utilities)	7,182	956,211
Duke Energy Corp. (Electric Utilities)	28,318	2,733,537
Edison International (Electric Utilities)	14,049	823,271
Entergy Corp. (Electric Utilities)	7,406	736,675
Evergy, Inc. (Electric Utilities)	8,446	502,790
Eversource Energy (Electric Utilities)	12,724	1,101,771
Exelon Corp. (Electric Utilities)	36,201	1,583,432
FirstEnergy Corp. (Electric Utilities)	20,237	702,022
NextEra Energy, Inc. (Electric Utilities)	72,272	5,464,486
NiSource, Inc. (Multi-Utilities)	14,670	353,694
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	8,945	337,495
Pinnacle West Capital Corp. (Electric Utilities)	4,124	335,487
PPL Corp. (Electric Utilities)	28,442	820,267
Public Service Enterprise Group, Inc. (Multi-Utilities)	18,516	1,114,848
Sempra Energy (Multi-Utilities)	11,147	1,477,869
Southern Co. / The (Electric Utilities)	38,869	2,416,097
WEC Energy Group, Inc. (Multi-Utilities)	11,602	1,085,831
Xcel Energy, Inc. (Electric Utilities)	19,772	1,315,036
		33,130,502
Total Common Stocks (Cost $795,403,822)		$1,240,497,360

Money Market Funds–0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	5,232,257	$ 5,233,827
Total Money Market Funds (Cost $5,233,827)			$5,233,827
Total Investments – 101.1% (Cost $800,637,649)	(c)		$1,245,731,187
Liabilities in Excess of Other Assets – (1.1)%	(d)		(13,303,086)
Net Assets – 100.0%			$1,232,428,101

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $385,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	35	June 18, 2021	$6,869,249	$6,942,950	$73,701	$28,863
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–99.5%		Shares	Value
Communication Services–8.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	2,686	$ 5,539,929
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,071	2,215,503
AT&T, Inc. (Diversified Telecom. Svs.)		159,317	4,822,526
Comcast Corp. Class A (Media)		63,873	3,456,168
Discovery, Inc. Class A (Media)	(a)	8,595	373,539
Discovery, Inc. Class C (Media)	(a)	5,375	198,284
New York Times Co. / The Class A (Media)		1,991	100,784
Nexstar Media Group, Inc. Class A (Media)		1,490	209,241
Omnicom Group, Inc. (Media)		12,212	905,520
Roku, Inc. (Entertainment)	(a)	103	33,554
Sirius XM Holdings, Inc. (Media)		181,625	1,106,096
TEGNA, Inc. (Media)		5,121	96,428
Twitter, Inc. (Interactive Media & Svs.)	(a)	14,317	910,991
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	7,498	273,527
Verizon Communications, Inc. (Diversified Telecom. Svs.)		17,113	995,121
Walt Disney Co. / The (Entertainment)	(a)	26,879	4,959,713
Zynga, Inc. Class A (Entertainment)	(a)	20,901	213,399
			26,410,323
Consumer Discretionary–7.6%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,588	298,449
Aptiv PLC (Auto Components)	(a)	6,699	923,792
Best Buy Co., Inc. (Specialty Retail)		9,585	1,100,454
BorgWarner, Inc. (Auto Components)		36,063	1,671,881
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	6,159	1,055,961
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		2,799	248,915
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	86	122,191
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,814	226,386
D.R. Horton, Inc. (Household Durables)		4,961	442,124
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		248	35,216
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	354	116,969
eBay, Inc. (Internet & Direct Marketing Retail)		571	34,968
Garmin Ltd. (Household Durables)		309	40,742
Graham Holdings Co. Class B (Diversified Consumer Svs.)		805	452,764
H&R Block, Inc. (Diversified Consumer Svs.)		10,353	225,695
Home Depot, Inc. / The (Specialty Retail)		2,413	736,568
iRobot Corp. (Household Durables)	(a)	1,389	169,708
KB Home (Household Durables)		18,349	853,779
Kohl's Corp. (Multiline Retail)		5,990	357,064
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		10,281	245,819
LKQ Corp. (Distributors)	(a)	9,998	423,215
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	337	103,361
McDonald's Corp. (Hotels, Restaurants & Leisure)		13,205	2,959,769
MGM Resorts International (Hotels, Restaurants & Leisure)		5,566	211,452
Nordstrom, Inc. (Multiline Retail)		26,137	989,808
Pool Corp. (Distributors)		1,812	625,575
PulteGroup, Inc. (Household Durables)		9,913	519,838
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		7,471	920,128
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	2,101	34,330
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		3,352	155,767
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		3,704	$ 152,642
Target Corp. (Multiline Retail)		15,176	3,005,910
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	12,035	573,708
TJX Cos., Inc. / The (Specialty Retail)		8,910	589,397
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		27,236	1,665,754
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	3,217	59,386
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		1,547	451,198
Wendy's Co. / The (Hotels, Restaurants & Leisure)		12,731	257,930
Whirlpool Corp. (Household Durables)		654	144,109
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		2,777	193,779
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	4,326	542,351
			23,938,852
Consumer Staples–7.3%
Brown-Forman Corp. Class A (Beverages)		1,293	82,325
Brown-Forman Corp. Class B (Beverages)		1,152	79,453
Bunge Ltd. (Food Products)		5,841	463,016
Coca-Cola Co. / The (Beverages)		76,321	4,022,880
Colgate-Palmolive Co. (Household Products)		47,742	3,763,502
Costco Wholesale Corp. (Food & Staples Retailing)		10,697	3,770,479
Coty, Inc. Class A (Personal Products)	(a)	13,509	121,716
General Mills, Inc. (Food Products)		36,759	2,254,062
Herbalife Nutrition Ltd. (Personal Products)	(a)	1,297	57,535
Hershey Co. / The (Food Products)		18,460	2,919,634
J.M. Smucker Co. / The (Food Products)		2,026	256,350
Kellogg Co. (Food Products)		17,238	1,091,165
McCormick & Co., Inc. (Food Products)		13,437	1,198,043
Molson Coors Beverage Co. Class B (Beverages)		15,704	803,260
PepsiCo, Inc. (Beverages)		4,540	642,183
Performance Food Group Co. (Food & Staples Retailing)	(a)	779	44,878
Sysco Corp. (Food & Staples Retailing)		1,315	103,543
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		2,343	128,631
Walmart, Inc. (Food & Staples Retailing)		8,557	1,162,297
			22,964,952
Energy–5.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)		37,301	3,908,772
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4,131	245,340
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	10,681	276,317
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3,703	80,911
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,312	243,399
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,134	1,170,199
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3,113	57,840
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,128	565,446
Hess Corp. (Oil, Gas & Consumable Fuels)		8,869	627,570
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		48,061	800,216
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		12,562	206,142
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		2,100	50,022

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Phillips 66 (Oil, Gas & Consumable Fuels)		35,197	$ 2,869,963
Schlumberger N.V. (Energy Equip. & Svs.)		140,078	3,808,721
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,566	113,220
TechnipFMC PLC (Energy Equip. & Svs.)		52,136	402,490
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		13,361	956,648
			16,383,216
Financials–21.5%
Aflac, Inc. (Insurance)		10,324	528,382
Allstate Corp. / The (Insurance)		9,181	1,054,897
Ally Financial, Inc. (Consumer Finance)		46,396	2,097,563
American Express Co. (Consumer Finance)		28,671	4,055,226
Ameriprise Financial, Inc. (Capital Markets)		1,212	281,729
Arch Capital Group Ltd. (Insurance)	(a)	21,968	842,912
Athene Holding Ltd. Class A (Insurance)	(a)	25,604	1,290,442
Bank of America Corp. (Banks)		54,551	2,110,578
Bank of Hawaii Corp. (Banks)		4,870	435,816
Bank of New York Mellon Corp. / The (Capital Markets)		38,977	1,843,222
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	17,442	4,455,908
Capital One Financial Corp. (Consumer Finance)		2,114	268,964
Charles Schwab Corp. / The (Capital Markets)		30,446	1,984,470
Citigroup, Inc. (Banks)		39,910	2,903,452
Citizens Financial Group, Inc. (Banks)		725	32,009
CME Group, Inc. (Capital Markets)		8,122	1,658,756
Comerica, Inc. (Banks)		14,604	1,047,691
First American Financial Corp. (Insurance)		19,125	1,083,431
First Horizon Corp. (Banks)		42,688	721,854
Goldman Sachs Group, Inc. / The (Capital Markets)		434	141,918
Hanover Insurance Group, Inc. / The (Insurance)		2,071	268,112
Invesco Ltd. (Capital Markets)		36,056	909,332
JPMorgan Chase & Co. (Banks)		54,650	8,319,369
Marsh & McLennan Cos., Inc. (Insurance)		8,552	1,041,634
MetLife, Inc. (Insurance)		37,831	2,299,746
MGIC Investment Corp. (Thrifts & Mortgage Finance)		12,155	168,347
Morgan Stanley (Capital Markets)		66,480	5,162,837
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		104,850	1,323,207
Pinnacle Financial Partners, Inc. (Banks)		9,970	883,940
Progressive Corp. / The (Insurance)		7,271	695,180
Regions Financial Corp. (Banks)		62,916	1,299,845
Santander Consumer U.S.A. Holdings, Inc. (Consumer Finance)		2,592	70,140
Signature Bank (Banks)		4,075	921,358
State Street Corp. (Capital Markets)		10,499	882,021
SVB Financial Group (Banks)	(a)	669	330,259
T. Rowe Price Group, Inc. (Capital Markets)		4,088	701,501
Travelers Cos., Inc. / The (Insurance)		15,089	2,269,386
Truist Financial Corp. (Banks)		48,282	2,815,806
Voya Financial, Inc. (Diversified Financial Svs.)		44,490	2,831,344
Wells Fargo & Co. (Banks)		106,500	4,160,955
Willis Towers Watson PLC (Insurance)		2,104	481,564
Wintrust Financial Corp. (Banks)		9,802	742,992
			67,418,095
Health Care–12.0%
AbbVie, Inc. (Biotechnology)		7,606	823,121
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		4,574	581,538
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	1,084	165,754
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,514	1,361,406
Common Stocks (Continued)		Shares	Value
Health Care (continued)
AmerisourceBergen Corp. (Health Care Providers & Svs.)		9,680	$ 1,142,918
Anthem, Inc. (Health Care Providers & Svs.)		3,877	1,391,649
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1,251	304,181
Biogen, Inc. (Biotechnology)	(a)	1,753	490,402
Bristol-Myers Squibb Co. (Pharmaceuticals)		49,422	3,120,011
Bruker Corp. (Life Sciences Tools & Svs.)		1,585	101,884
Cardinal Health, Inc. (Health Care Providers & Svs.)		11,013	669,040
Catalent, Inc. (Pharmaceuticals)	(a)	2,765	291,182
Centene Corp. (Health Care Providers & Svs.)	(a)	3,871	247,396
Cerner Corp. (Health Care Technology)		11,902	855,516
Cigna Corp. (Health Care Providers & Svs.)		5,844	1,412,729
CVS Health Corp. (Health Care Providers & Svs.)		9,639	725,142
Danaher Corp. (Health Care Equip. & Supplies)		7,326	1,648,936
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		1,999	127,556
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	219	78,706
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	6,423	537,220
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	17,667	720,814
Gilead Sciences, Inc. (Biotechnology)		69,686	4,503,806
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	13,673	946,719
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		6,274	693,152
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,525	113,429
Humana, Inc. (Health Care Providers & Svs.)		1,429	599,108
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,559	762,834
Johnson & Johnson (Pharmaceuticals)		39,292	6,457,640
McKesson Corp. (Health Care Providers & Svs.)		8,823	1,720,838
Medtronic PLC (Health Care Equip. & Supplies)		15,127	1,786,952
Pfizer, Inc. (Pharmaceuticals)		91,897	3,329,428
			37,711,007
Industrials–14.8%
Acuity Brands, Inc. (Electrical Equip.)		1,475	243,375
AGCO Corp. (Machinery)		4,381	629,331
Alaska Air Group, Inc. (Airlines)	(a)	5,989	414,499
Allegion PLC (Building Products)		5,521	693,548
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,685	351,659
Carrier Global Corp. (Building Products)		4,733	199,827
Caterpillar, Inc. (Machinery)		1,616	374,702
Cintas Corp. (Commercial Svs. & Supplies)		1,237	422,200
Copa Holdings SA Class A (Airlines)	(a)	587	47,424
Copart, Inc. (Commercial Svs. & Supplies)	(a)	13,364	1,451,464
CSX Corp. (Road & Rail)		10,849	1,046,061
Cummins, Inc. (Machinery)		1,940	502,673
Curtiss-Wright Corp. (Aerospace & Defense)		6,126	726,544
Deere & Co. (Machinery)		8,931	3,341,444
Delta Air Lines, Inc. (Airlines)	(a)	11,673	563,572
Dun & Bradstreet Holdings, Inc. (Professional Svs.)	(a)	1,154	27,477
EMCOR Group, Inc. (Construction & Engineering)		5,942	666,455
Equifax, Inc. (Professional Svs.)		1,093	197,975
Expeditors International of Washington, Inc. (Air Freight & Logistics)		22,749	2,449,840
Flowserve Corp. (Machinery)		1,898	73,661
Fortive Corp. (Machinery)		15,876	1,121,481
Honeywell International, Inc. (Industrial Conglomerates)		27,314	5,929,050
Hubbell, Inc. (Electrical Equip.)		1,538	287,437

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
IAA, Inc. (Commercial Svs. & Supplies)	(a)	17,783	$ 980,555
IHS Markit Ltd. (Professional Svs.)		11,044	1,068,838
Landstar System, Inc. (Road & Rail)		3,308	546,018
Lennox International, Inc. (Building Products)		5,693	1,773,882
Lockheed Martin Corp. (Aerospace & Defense)		4,833	1,785,793
ManpowerGroup, Inc. (Professional Svs.)		3,621	358,117
MasTec, Inc. (Construction & Engineering)	(a)	5,084	476,371
Mercury Systems, Inc. (Aerospace & Defense)	(a)	5,747	406,025
Northrop Grumman Corp. (Aerospace & Defense)		1,236	400,019
Oshkosh Corp. (Machinery)		10,176	1,207,484
PACCAR, Inc. (Machinery)		1,686	156,663
Quanta Services, Inc. (Construction & Engineering)		3,988	350,864
Raytheon Technologies Corp. (Aerospace & Defense)		4,860	375,532
Robert Half International, Inc. (Professional Svs.)		5,469	426,965
Rockwell Automation, Inc. (Electrical Equip.)		1,319	350,115
Roper Technologies, Inc. (Industrial Conglomerates)		2,353	949,059
Ryder System, Inc. (Road & Rail)		13,969	1,056,755
Schneider National, Inc. Class B (Road & Rail)		10,612	264,982
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,920	1,010,781
Snap-on, Inc. (Machinery)		6,466	1,491,965
Timken Co. / The (Machinery)		3,333	270,540
Trane Technologies PLC (Building Products)		22,501	3,725,265
United Airlines Holdings, Inc. (Airlines)	(a)	15,604	897,854
Valmont Industries, Inc. (Construction & Engineering)		413	98,158
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,531	1,415,684
WESCO International, Inc. (Trading Companies & Distributors)	(a)	705	61,004
Woodward, Inc. (Machinery)		943	113,754
Xylem, Inc. (Machinery)		25,732	2,706,492
			46,487,233
Information Technology–10.2%
Accenture PLC Class A (IT Svs.)		9,014	2,490,118
Adobe, Inc. (Software)	(a)	121	57,520
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	726	56,991
Applied Materials, Inc. (Semiconductors & Equip.)		11,149	1,489,506
Automatic Data Processing, Inc. (IT Svs.)		9,612	1,811,574
Cadence Design Systems, Inc. (Software)	(a)	3,360	460,286
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	2,336	198,070
Cisco Systems, Inc. (Communications Equip.)		75,060	3,881,353
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	13,068	1,151,944
Fidelity National Information Services, Inc. (IT Svs.)		8,103	1,139,363
Fiserv, Inc. (IT Svs.)	(a)	2,380	283,315
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	59,838	1,095,634
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		243,049	3,825,591
HP, Inc. (Tech. Hardware, Storage & Periph.)		11,474	364,300
HubSpot, Inc. (Software)	(a)	1,092	495,997
Intel Corp. (Semiconductors & Equip.)		99,690	6,380,160
Intuit, Inc. (Software)		4,472	1,713,044
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,428	747,142
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		5,005	216,141
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		1,887	137,128
PayPal Holdings, Inc. (IT Svs.)	(a)	566	137,448
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		7,921	$ 1,050,245
Qualtrics International, Inc. Class A (Software)	(a)	3,174	104,456
ServiceNow, Inc. (Software)	(a)	2,153	1,076,737
Visa, Inc. (IT Svs.)		3,166	670,337
VMware, Inc. Class A (Software)	(a)	5,597	842,069
			31,876,469
Materials–4.6%
Amcor PLC (Containers & Packaging)		37,169	434,134
AptarGroup, Inc. (Containers & Packaging)		5,496	778,618
Crown Holdings, Inc. (Containers & Packaging)		6,459	626,781
Ecolab, Inc. (Chemicals)		9,026	1,932,196
FMC Corp. (Chemicals)		16,343	1,807,699
Linde PLC (Chemicals)		6,582	1,843,882
LyondellBasell Industries N.V. Class A (Chemicals)		3,122	324,844
Martin Marietta Materials, Inc. (Construction Materials)		525	176,306
Mosaic Co. / The (Chemicals)		9,027	285,343
PPG Industries, Inc. (Chemicals)		23,557	3,539,675
Reliance Steel & Aluminum Co. (Metals & Mining)		12,666	1,928,905
Steel Dynamics, Inc. (Metals & Mining)		3,575	181,467
Vulcan Materials Co. (Construction Materials)		3,307	558,056
			14,417,906
Real Estate–3.5%
Boston Properties, Inc. (Equity REIT)		3,542	358,663
Brixmor Property Group, Inc. (Equity REIT)		36,034	728,968
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	25,307	2,002,037
Equinix, Inc. (Equity REIT)		2,597	1,764,895
Equity Residential (Equity REIT)		11,035	790,437
Kilroy Realty Corp. (Equity REIT)		26,369	1,730,597
Macerich Co. / The (Equity REIT)		8,451	98,877
Prologis, Inc. (Equity REIT)		27,349	2,898,994
Regency Centers Corp. (Equity REIT)		7,955	451,128
			10,824,596
Utilities–4.4%
Alliant Energy Corp. (Electric Utilities)		2,309	125,055
Atmos Energy Corp. (Gas Utilities)		8,528	842,993
Avangrid, Inc. (Electric Utilities)		5,443	271,116
CMS Energy Corp. (Multi-Utilities)		17,552	1,074,533
Consolidated Edison, Inc. (Multi-Utilities)		53,909	4,032,393
Eversource Energy (Electric Utilities)		19,616	1,698,549
Exelon Corp. (Electric Utilities)		1,525	66,704
IDACORP, Inc. (Electric Utilities)		2,359	235,829
NextEra Energy, Inc. (Electric Utilities)		30,820	2,330,300
Pinnacle West Capital Corp. (Electric Utilities)		15,088	1,227,409
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	9,996	408,037
UGI Corp. (Gas Utilities)		5,561	228,057
Xcel Energy, Inc. (Electric Utilities)		19,563	1,301,135
			13,842,110
Total Common Stocks (Cost $269,575,974)			$312,274,759

Money Market Funds–1.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	5,904,898	$ 5,906,669
Total Money Market Funds (Cost $5,906,669)			$5,906,669
Total Investments – 101.4% (Cost $275,482,643)	(c)		$318,181,428
Liabilities in Excess of Other Assets – (1.4)%	(d)		(4,290,294)
Net Assets – 100.0%			$313,891,134

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $605,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	50	June 18, 2021	$9,836,895	$9,918,500	$81,605	$38,120
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds–96.5%		Rate	Maturity	Face Amount	Value
Communication Services–16.4%
Altice France SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	$ 825,000	$ 858,082
AMC Networks, Inc. (Media)		5.000%	04/01/2024	240,000	243,000
AMC Networks, Inc. (Media)		4.750%	08/01/2025	175,000	179,519
AMC Networks, Inc. (Media)		4.250%	02/15/2029	350,000	340,375
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	375,000	390,938
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.750%	02/15/2026	52,000	53,651
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	900,000	928,800
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	687,472
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	187,688
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,750,000	1,813,437
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	254,800
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	404,531
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,155,385
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	606,540
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	300,000	315,974
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	198,656
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	663,940
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	188,500
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	306,000	311,738
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	400,000	288,000
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	525,000	273,000
DISH DBS Corp. (Media)		5.875%	11/15/2024	175,000	183,019
DISH DBS Corp. (Media)		7.750%	07/01/2026	675,000	745,021
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	104,905
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	575,000	595,125
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	400,000	413,500
Entercom Media Corp. (Media)	(a)	6.750%	03/31/2029	150,000	155,768
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	777,187
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	74,344
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	44,327
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	975,707	1,046,446
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	250,000	257,153
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	100,750
Intelsat Jackson Holdings SA (Acquired 05/15/2018, Cost $259,500) (Diversified Telecom. Svs.)	(b)	5.500%	08/01/2023	300,000	183,750
Intelsat Jackson Holdings SA (Acquired 10/02/2018, Cost $50,375) (Diversified Telecom. Svs.)	(a)(b)	8.500%	10/15/2024	50,000	31,349
Intelsat Jackson Holdings SA (Acquired 06/19/2017, Cost $250,000) (Diversified Telecom. Svs.)	(a)(b)	9.750%	07/15/2025	250,000	154,375
Lamar Media Corp. (Media)		4.875%	01/15/2029	125,000	130,313
Lamar Media Corp. (Media)	(a)	3.625%	01/15/2031	100,000	96,605
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	450,000	471,375
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	76,632
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	425,000	426,194
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	314,436
Nexstar Broadcasting, Inc. (Media)	(a)	4.750%	11/01/2028	675,000	682,111
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	350,000	336,403
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	200,000	203,365
Scripps Escrow II, Inc. (Media)	(a)	3.875%	01/15/2029	100,000	98,250
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	125,000	124,063
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	300,000	310,500
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	650,000	661,375
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	122,031
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	250,000	243,125
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	748,562
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	78,679
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	475,546
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	625,000	745,312
TEGNA, Inc. (Media)		4.625%	03/15/2028	300,000	305,250
TEGNA, Inc. (Media)		5.000%	09/15/2029	750,000	778,320
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	840,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	1,000,000	1,076,050
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	685,402
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	02/01/2026	25,000	25,578
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	150,000	144,975
Townsquare Media, Inc. (Media)	(a)	6.875%	02/01/2026	150,000	159,750
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	275,000	284,716
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	325,000	324,594
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	201,750
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	585,062
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	194,420
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	75,723
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	477,000	496,676
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	625,000	651,562
					28,385,750
Consumer Discretionary–12.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,800,000	1,737,000
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	175,000	184,187
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	675,000	697,666
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	325,000	342,469
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	275,000	285,312

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	$ 275,000	$ 291,500
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	385,500
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	103,775
Bally's Corp. (Hotels, Restaurants & Leisure)	(a)	6.750%	06/01/2027	175,000	187,688
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	50,000	55,600
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	525,000	542,062
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	275,000	286,323
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	75,000	76,442
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	346,455
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	496,235
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	50,000	52,765
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	400,000	401,474
CCM Merger, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2026	50,000	53,094
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	125,000	132,755
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	1,175,000	1,264,594
Dana Financing Luxembourg SARL (Auto Components)	(a)	6.500%	06/01/2026	650,000	674,375
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,220,878
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	950,000	995,125
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	05/01/2025	25,000	26,350
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	75,000	80,720
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	159,120
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	300,000	291,180
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	400,000	410,875
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	400,000	419,652
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	550,000	580,937
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	309,174
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	550,594
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	(a)	3.500%	03/01/2031	50,000	48,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	100,000	105,470
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	3.875%	02/15/2029	50,000	49,806
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	400,000	430,970
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	498,000	522,230
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	225,000	232,396
Michaels Stores, Inc. (Specialty Retail)	(a)	8.000%	07/15/2027	400,000	442,000
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	200,000	208,750
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	775,000	780,812
NMG Holding Co., Inc. / Neiman Marcus Group LLC (Specialty Retail)	(a)	7.125%	04/01/2026	200,000	204,000
Party City Holdings, Inc. (Index Floor: 0.75%) (Specialty Retail)	(a)	SL + 500	07/15/2025	166,621	153,291
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	500,000	516,250
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.250%	03/15/2026	25,000	26,813
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	175,000	189,875
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	400,000	396,000
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	500,000	518,125
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	50,000	54,063
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	925,000	966,625
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	410,000	415,125
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	199,251
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	150,000	148,181
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	75,000	79,991
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	79,219
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	200,000	204,500
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	75,000	75,863
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	79,298
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	102,001
					20,871,031
Consumer Staples–2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	116,000	119,793
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.250%	03/15/2026	175,000	174,330
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,625
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	425,000	404,447
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	175,000	184,800
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	200,000	198,840
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	154,687
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	325,000	326,137
Kraft Heinz Foods Co. (Food Products)		4.250%	03/01/2031	500,000	550,468
Kraft Heinz Foods Co. (Food Products)		5.200%	07/15/2045	275,000	318,053
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	500,000	522,685
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	578,468
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	500,000	526,115

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	$ 125,000	$ 125,313
Post Holdings, Inc. (Food Products)	(a)	4.500%	09/15/2031	350,000	346,150
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	250,000	250,000
					4,886,911
Energy–14.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	625,000	630,469
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	134,440
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	225,000	225,049
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	625,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2023	400,000	401,352
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/15/2026	25,000	27,563
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.625%	02/01/2029	50,000	53,250
Apache Corp. (Oil, Gas & Consumable Fuels)		4.625%	11/15/2025	75,000	77,273
Apache Corp. (Oil, Gas & Consumable Fuels)		4.875%	11/15/2027	125,000	128,125
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	651,562
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	375,000	380,925
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	350,000	349,781
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	100,000	104,000
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	314,437
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	382,500
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	177,750
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	311,500
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	125,000	129,628
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.000%	03/01/2031	725,000	737,687
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.625%	10/15/2028	175,000	181,745
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	52,045
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	53,000
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	737,687
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	325,000	333,125
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.375%	01/15/2028	225,000	236,587
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	350,000	395,451
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	600,000	612,132
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.750%	12/15/2025	375,000	400,395
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2025	200,000	213,748
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.500%	01/30/2026	50,000	51,890
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	105,632
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	900,000	942,750
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	59,000	61,213
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.000%	07/01/2025	225,000	242,156
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	325,000	353,356
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	367,409
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	225,000	219,253
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	525,000	509,250
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	74,813
EQT Corp. (Oil, Gas & Consumable Fuels)		7.625%	02/01/2025	300,000	345,265
EQT Corp. (Oil, Gas & Consumable Fuels)		3.900%	10/01/2027	25,000	25,500
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	75,000	80,250
EQT Corp. (Oil, Gas & Consumable Fuels)		8.500%	02/01/2030	50,000	63,765
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	303,300
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	303,840
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	225,000	186,750
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	175,000	143,938
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	915,333
Oasis Midstream Partners LP / OMP Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	250,000	256,250
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		2.900%	08/15/2024	300,000	296,712
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.500%	06/15/2025	275,000	272,250
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	100,000	114,793
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	225,000	240,480
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.200%	08/15/2026	200,000	191,902
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	472,875
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	275,000	309,045
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	325,000	358,722
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	325,000	275,603
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.100%	02/15/2047	150,000	120,191
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	08/15/2049	250,000	209,068
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	150,000	153,919
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	259,312
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	250,000	250,937
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	97,096
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	225,000	222,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)		9.250%	02/01/2026	150,000	162,978
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	01/15/2029	200,000	214,000
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	200,000	208,824
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	300,000	219,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	175,000	164,588

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	$ 350,000	$ 323,400
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	23,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	375,000	362,812
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	250,000	203,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	150,000	157,031
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	725,945
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	27,167
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	475,000	494,594
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	475,000	498,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.875%	02/01/2031	75,000	75,994
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	226,125
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	948,703
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	100,000	103,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	100,000	102,503
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	52,736
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	181,671
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	78,375
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	02/01/2030	75,000	81,441
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.450%	04/01/2044	175,000	179,463
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	800,000	802,832
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	100,000	98,412
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	06/01/2026	75,000	78,540
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	10/15/2027	150,000	159,828
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.875%	06/15/2028	16,000	17,637
					25,428,998
Financials–9.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	875,000	931,324
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	950,000	1,016,500
Ardonagh Midco 2 PLC (Insurance)	(a)(c)	11.500%, 12.700% PIK	01/15/2027	399,039	426,972
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	675,000	697,680
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	25,000	25,475
Ford Motor Credit Co. LLC (Consumer Finance)		3.813%	10/12/2021	300,000	303,185
Ford Motor Credit Co. LLC (Consumer Finance)		3.096%	05/04/2023	400,000	406,500
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	393,394
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	432,000
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	584,775
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	236,491
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	466,875
Ford Motor Credit Co. LLC (Consumer Finance)		4.125%	08/17/2027	300,000	309,750
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	563,561
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	275,000	272,797
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	275,000	295,281
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,000,000	2,076,821
LD Holdings Group LLC (Thrifts & Mortgage Finance)	(a)	6.125%	04/01/2028	300,000	303,720
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	175,000	185,281
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	775,000	813,835
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	190,006
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	135,500
Navient Corp. (Consumer Finance)		5.000%	03/15/2027	50,000	50,125
NFP Corp. (Insurance)	(a)	7.000%	05/15/2025	50,000	53,625
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,200,000	1,245,000
Outfront Media Capital LLC / Outfront Media Capital Corp. (Equity REIT)	(a)	4.250%	01/15/2029	100,000	96,272
Quicken Loans LLC (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	425,000	446,250
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	200,000	192,500
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	300,000	288,750
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	750,000	781,875
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	225,000	225,000
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	1,068,375
					15,515,495
Health Care–11.7%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	26,319
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	25,000	25,943
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	125,000	124,375
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	600,000	626,616
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	582,422
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	203,000	207,669
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	1,050,000	1,076,460
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	205,476
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	425,000	461,750

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	$ 175,000	$ 188,344
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	200,000	202,500
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	75,000	74,484
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	186,018
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	575,000	641,844
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	75,000	74,642
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	625,000	653,562
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	237,353
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	800,000	841,501
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	425,000	459,980
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	50,469
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	100,158
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4.000%	03/15/2031	125,000	127,069
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	100,000	105,563
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	350,000	378,455
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	150,000	157,125
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	52,875
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	500,000	523,435
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4.625%	06/01/2030	200,000	203,772
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	175,000	190,094
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	552,000	447,120
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. (Pharmaceuticals)	(a)	6.125%	04/01/2029	150,000	151,313
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	825,000	853,875
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	1,003,963
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	200,000	229,250
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	300,000	345,000
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	675,000	680,717
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	300,000	311,625
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	200,000	211,159
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	275,000	286,907
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	200,000	208,300
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	250,000	265,625
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	122,500
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	25,000	24,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 10/04/2016 through 07/09/2018, Cost $1,210,062) (Pharmaceuticals)	(a)(b)	5.625%	10/15/2023	1,275,000	902,062
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2016 through 09/24/2018, Cost $354,937) (Pharmaceuticals)	(a)(b)	5.500%	04/15/2025	400,000	281,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	347,522
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3.875%	11/15/2030	75,000	77,156
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	925,000	901,875
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	166,906
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	650,000	703,625
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	125,000	121,563
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	550,000	484,649
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	185,281
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	450,000	487,755
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	125,000	127,586
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	525,000	532,376
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	311,928
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	444,422
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	150,000	159,188
					20,163,146
Industrials–10.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	212,096
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,400,000	1,536,080
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	450,000	468,310
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	350,000	372,277
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	1,006,863
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	50,000
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	75,000	79,219
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	850,000	872,389
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	600,000	624,780
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	175,000	186,375
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	375,000	394,144
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	6.875%	08/15/2026	135,000	144,140
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	615,000	686,494
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	150,000	148,125
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	175,000
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	375,000	364,687
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (Airlines)	(a)	5.750%	01/20/2026	50,000	53,130
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	50,000	51,688
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	475,000	483,574
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	153,375
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	287,000	287,059
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	100,000	105,125
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	275,000	298,031
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	225,000	235,688

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	$ 25,000	$ 24,649
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	100,000	102,250
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	302,961
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,425,000	1,456,172
Terex Corp. (Machinery)	(a)	5.000%	05/15/2029	175,000	181,160
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	289,438
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	356,562
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	575,000	609,615
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	878,687
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	100,000	103,513
TransDigm, Inc. (Aerospace & Defense)	(a)	4.625%	01/15/2029	125,000	123,256
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	186,375
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	712,250
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	100,000	104,625
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	50,000	53,325
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	342,345
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	108,530
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	50,250
Vertical Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	250,000	268,813
Vertical U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	340,234
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	375,000	395,250
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	550,000	560,312
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	109,350
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	251,189
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	451,218
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	200,000	208,500
					17,559,478
Information Technology–5.3%
ams AG (Semiconductors & Equip.)	(a)	7.000%	07/31/2025	375,000	401,367
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	300,000	319,500
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	200,000	196,522
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	3.875%	09/01/2028	75,000	75,394
BY Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,025,000	1,041,656
BY Crown Parent LLC / BY Bond Finance, Inc. (Software)	(a)	4.250%	01/31/2026	25,000	25,961
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		3.250%	02/15/2029	225,000	222,188
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	950,000	977,906
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	50,000	55,688
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	51,563
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	123,966
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	350,000	370,125
INEOS Quattro Finance 2 PLC (Software)	(a)	3.375%	01/15/2026	200,000	200,000
Logan Merger Sub, Inc. (Software)	(a)	5.500%	09/01/2027	400,000	418,752
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	8.125%	04/15/2025	25,000	27,375
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	275,000	290,984
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	225,000	227,250
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	250,000	251,876
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	6.125%	09/01/2029	50,000	52,938
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	350,000	354,419
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	150,000	154,298
PTC, Inc. (Software)	(a)	3.625%	02/15/2025	25,000	25,656
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	125,000	126,875
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	250,000	266,877
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3.375%	04/01/2031	100,000	97,989
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	450,000	454,050
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	77,531
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.125%	07/15/2029	300,000	289,747
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.375%	07/15/2031	250,000	240,362
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	775,000	825,414
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	124,038
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	150,000	148,125
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	550,000	571,257
					9,087,649
Materials–10.4%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	1,200,000	1,260,000
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	200,000	206,100
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	280,522
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	204,016
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	4.000%	09/01/2029	225,000	224,633
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	150,000	146,280
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	156,795
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	313,056
Berry Global, Inc. (Containers & Packaging)	(a)	4.875%	07/15/2026	375,000	396,808
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	290,469
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	775,000	821,500
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	400,000	399,320
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	400,000	399,000
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	310,684
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	750,000	777,360

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	$ 50,000	$ 53,500
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	285,175
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	296,025
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,075,000	1,091,340
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	675,000	707,907
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	175,000	185,955
Freeport-McMoRan, Inc. (Metals & Mining)		4.125%	03/01/2028	175,000	183,960
Freeport-McMoRan, Inc. (Metals & Mining)		4.375%	08/01/2028	175,000	185,631
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	125,000	136,690
Freeport-McMoRan, Inc. (Metals & Mining)		4.625%	08/01/2030	150,000	163,234
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	150,000	178,577
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	163,875
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	99,500
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	97,250
HB Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	127,008
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	525,000	564,506
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	150,000	168,795
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	900,000	927,711
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	304,125
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	700,000	700,000
Nouryon Holding B.V. (Chemicals)	(a)	8.000%	10/01/2026	800,000	851,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	241,031
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	184,406
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	663,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	50,000	54,356
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	125,000	128,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer SA (Containers & Packaging)	(a)	4.000%	10/15/2027	625,000	612,500
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	175,000	179,156
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	1,200,000	1,251,000
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	209,750
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	475,000	515,470
W.R. Grace & Co.-Conn (Chemicals)	(a)	4.875%	06/15/2027	175,000	181,160
					17,878,261
Real Estate–0.4%
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.500%	02/15/2025	25,000	25,453
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	225,000	230,194
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.750%	02/15/2027	50,000	50,000
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	275,000	285,274
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.125%	08/15/2030	100,000	100,870
					691,791
Utilities–3.5%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	725,000	797,790
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	109,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	101,000	103,853
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	425,000	428,570
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	100,000	97,429
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	97,600
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	285,930
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	750,000	780,000
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	250,000	260,000
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	24,406
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	24,375
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	125,000	127,031
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	425,000	431,524
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	624,000
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	809,288
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	233,156
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	400,000	415,752
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	386,258
					6,035,962
Total Corporate Bonds (Cost $161,648,383)					$166,504,472

Common Stocks–0.7%		Shares	Value
Communication Services–0.1%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 134,074
Consumer Discretionary–0.0%
Party City Holdco, Inc. (Specialty Retail)	(d)	7,133	41,374
Energy–0.5%
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6,988	415,017

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Superior Energy Services, Inc. (Acquired August 03, 2017 through July 25, 2018, Cost $939,833) (Energy Equip. & Svs.)	(d)(e)	14,115	$ 451,680
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(d)	1,529	54,203
			920,900
Materials–0.1%
Hexion Holdings Corp. Class B (Chemicals)	(d)	10,888	163,320
Total Common Stocks (Cost $2,221,773)			$1,259,668

Warrants–0.1%	Expiration	Strike Price	Quantity	Value
Energy–0.1%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	02/09/2026	$ 27.63	3,585	$ 73,923
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	02/09/2026	36.18	2,213	37,178
Total Warrants (Cost $477,813)				$111,101

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(f)	3,880,522	$ 3,881,687
Total Money Market Funds (Cost $3,881,687)			$3,881,687
Total Investments – 99.6% (Cost $168,229,656)	(g)		$171,756,928
Other Assets in Excess of Liabilities – 0.4%			750,094
Net Assets – 100.0%			$172,507,022

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
SL:	Semi-Annual U.S. LIBOR Rate, 0.205% at 03/31/2021

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2021, the value of these securities totaled $123,193,672, or 71.4% of the Portfolio’s net assets.
(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Non-income producing security.
(e)	Represents a security deemed to be restricted. At March 31, 2021, the value of restricted securities in the Portfolio totaled $451,680, or 0.3% of the Portfolio’s net assets.
(f)	Rate represents the seven-day yield at March 31, 2021.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–19.0%
Activision Blizzard, Inc. (Entertainment)		23,191	$ 2,156,763
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,912	12,193,618
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	6,449	13,340,595
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	8,125	1,767,594
Charter Communications, Inc. Class A (Media)	(a)	5,800	3,578,716
Comcast Corp. Class A (Media)		136,867	7,405,873
Electronic Arts, Inc. (Entertainment)		8,609	1,165,400
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	47,327	13,939,221
Fox Corp. Class A (Media)		9,999	361,064
Fox Corp. Class B (Media)		7,686	268,472
Match Group, Inc. (Interactive Media & Svs.)	(a)	8,054	1,106,458
NetEase, Inc. – ADR (Entertainment)		8,970	926,242
Netflix, Inc. (Entertainment)	(a)	13,260	6,917,212
Sirius XM Holdings, Inc. (Media)		123,984	755,063
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	37,209	4,661,916
			70,544,207
Consumer Discretionary–18.1%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	9,908	30,656,145
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,226	2,856,384
Dollar Tree, Inc. (Multiline Retail)	(a)	7,039	805,684
eBay, Inc. (Internet & Direct Marketing Retail)		20,376	1,247,826
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	24,871	2,097,371
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,738	1,146,482
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,706	1,437,556
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,493	2,197,905
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,105	1,067,761
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	7,895	887,714
Pinduoduo, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	10,343	1,384,721
Ross Stores, Inc. (Specialty Retail)		10,653	1,277,401
Starbucks Corp. (Hotels, Restaurants & Leisure)		35,260	3,852,860
Tesla, Inc. (Automobiles)	(a)	23,371	15,610,192
Trip.com Group Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	15,779	625,322
			67,151,324
Consumer Staples–5.1%
Costco Wholesale Corp. (Food & Staples Retailing)		13,258	4,673,180
Keurig Dr Pepper, Inc. (Beverages)		42,114	1,447,458
Kraft Heinz Co. / The (Food Products)		36,589	1,463,560
Mondelez International, Inc. Class A (Food Products)		42,284	2,474,883
Monster Beverage Corp. (Beverages)	(a)	15,799	1,439,131
PepsiCo, Inc. (Beverages)		41,311	5,843,441
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		25,915	1,422,733
			18,764,386
Health Care–6.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	6,583	1,006,606
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,370	1,283,426
Amgen, Inc. (Biotechnology)		17,291	4,302,174
Biogen, Inc. (Biotechnology)	(a)	4,561	1,275,940
Cerner Corp. (Health Care Technology)		9,162	658,565
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,874	1,032,887
Gilead Sciences, Inc. (Biotechnology)		37,619	2,431,316
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,553	1,249,208
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,369	1,677,958
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Incyte Corp. (Biotechnology)	(a)	6,593	$ 535,813
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	3,526	2,605,502
Moderna, Inc. (Biotechnology)	(a)	11,968	1,567,210
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,152	1,491,337
Seagen, Inc. (Biotechnology)	(a)	5,431	754,149
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,783	1,672,489
			23,544,580
Industrials–1.8%
Cintas Corp. (Commercial Svs. & Supplies)		3,149	1,074,785
Copart, Inc. (Commercial Svs. & Supplies)	(a)	7,067	767,547
CSX Corp. (Road & Rail)		22,832	2,201,461
Fastenal Co. (Trading Companies & Distributors)		17,180	863,810
PACCAR, Inc. (Machinery)		10,367	963,302
Verisk Analytics, Inc. (Professional Svs.)		4,866	859,774
			6,730,679
Information Technology–47.7%
Adobe, Inc. (Software)	(a)	14,331	6,812,527
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	36,263	2,846,645
Analog Devices, Inc. (Semiconductors & Equip.)		11,057	1,714,720
ANSYS, Inc. (Software)	(a)	2,597	881,837
Apple, Inc. (Tech. Hardware, Storage & Periph.)		330,301	40,346,267
Applied Materials, Inc. (Semiconductors & Equip.)		27,474	3,670,526
ASML Holding N.V. (Semiconductors & Equip.)		2,327	1,436,597
Atlassian Corp. PLC Class A (Software)	(a)	3,982	839,246
Autodesk, Inc. (Software)	(a)	6,584	1,824,756
Automatic Data Processing, Inc. (IT Svs.)		12,805	2,413,358
Broadcom, Inc. (Semiconductors & Equip.)		12,221	5,666,389
Cadence Design Systems, Inc. (Software)	(a)	8,349	1,143,729
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,225	700,294
Check Point Software Technologies Ltd. (Software)	(a)	4,216	472,066
Cisco Systems, Inc. (Communications Equip.)		126,448	6,538,626
Cognizant Technology Solutions Corp. Class A (IT Svs.)		15,893	1,241,561
DocuSign, Inc. (Software)	(a)	5,585	1,130,683
Fiserv, Inc. (IT Svs.)	(a)	20,063	2,388,300
Intel Corp. (Semiconductors & Equip.)		121,641	7,785,024
Intuit, Inc. (Software)		8,199	3,140,709
KLA-Tencor Corp. (Semiconductors & Equip.)		4,605	1,521,492
Lam Research Corp. (Semiconductors & Equip.)		4,279	2,547,032
Marvell Technology Group Ltd. (Semiconductors & Equip.)		20,165	987,682
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		8,053	735,803
Microchip Technology, Inc. (Semiconductors & Equip.)		8,062	1,251,384
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	33,492	2,954,329
Microsoft Corp. (Software)		148,390	34,985,910
NVIDIA Corp. (Semiconductors & Equip.)		18,562	9,910,809
NXP Semiconductors N.V. (Semiconductors & Equip.)		8,294	1,669,914
Okta, Inc. (IT Svs.)	(a)	3,629	799,940
Paychex, Inc. (IT Svs.)		10,810	1,059,596
PayPal Holdings, Inc. (IT Svs.)	(a)	35,062	8,514,456
QUALCOMM, Inc. (Semiconductors & Equip.)		34,010	4,509,386
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,937	905,841
Splunk, Inc. (Software)	(a)	4,842	655,994
Synopsys, Inc. (Software)	(a)	4,564	1,130,868
Texas Instruments, Inc. (Semiconductors & Equip.)		27,547	5,206,108
VeriSign, Inc. (IT Svs.)	(a)	3,388	673,399

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	5,387	$ 1,338,292
Xilinx, Inc. (Semiconductors & Equip.)		7,336	908,930
Zoom Video Communications, Inc. Class A (Software)	(a)	6,103	1,960,833
			177,221,858
Utilities–1.0%
American Electric Power Co., Inc. (Electric Utilities)		14,854	1,258,134
Exelon Corp. (Electric Utilities)		29,195	1,276,989
Xcel Energy, Inc. (Electric Utilities)		16,131	1,072,873
			3,607,996
Total Common Stocks (Cost $211,253,194)			$367,565,030

Money Market Funds–0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	2,327,994	$ 2,328,693
Total Money Market Funds (Cost $2,328,693)			$2,328,693
Total Investments – 99.6% (Cost $213,581,887)	(c)		$369,893,723
Other Assets in Excess of Liabilities – 0.4%	(d)		1,592,515
Net Assets – 100.0%			$371,486,238

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $176,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	11	June 18, 2021	$2,885,496	$2,879,745	$(5,751)	$41,845
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–98.0%		Shares	Value
Communication Services–10.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,891	$ 12,150,305
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,515	7,271,235
Altice U.S.A., Inc. Class A (Media)	(a)	1,909	62,100
AT&T, Inc. (Diversified Telecom. Svs.)		92,360	2,795,737
Comcast Corp. Class A (Media)		47,694	2,580,722
Discovery, Inc. Class A (Media)	(a)	3,786	164,540
Discovery, Inc. Class C (Media)	(a)	3,969	146,416
Electronic Arts, Inc. (Entertainment)		6,705	907,656
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	25,913	7,632,156
Lions Gate Entertainment Corp. Class B (Entertainment)	(a)	4,282	55,238
Netflix, Inc. (Entertainment)	(a)	1,643	857,087
New York Times Co. / The Class A (Media)		914	46,267
Omnicom Group, Inc. (Media)		6,342	470,259
Roku, Inc. (Entertainment)	(a)	724	235,858
Sirius XM Holdings, Inc. (Media)		207,853	1,265,825
TEGNA, Inc. (Media)		12,093	227,711
Twitter, Inc. (Interactive Media & Svs.)	(a)	14,461	920,153
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	2,155	78,614
Verizon Communications, Inc. (Diversified Telecom. Svs.)		6,925	402,689
Walt Disney Co. / The (Entertainment)	(a)	24,198	4,465,015
Zynga, Inc. Class A (Entertainment)	(a)	39,958	407,971
			43,143,554
Consumer Discretionary–11.7%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	270	50,744
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,484	13,873,855
Aramark (Hotels, Restaurants & Leisure)		2,804	105,935
Best Buy Co., Inc. (Specialty Retail)		11,612	1,333,174
BorgWarner, Inc. (Auto Components)		39,687	1,839,889
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	5,722	981,037
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	342	485,920
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	989	79,565
D.R. Horton, Inc. (Household Durables)		5,381	479,555
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	224	74,014
eBay, Inc. (Internet & Direct Marketing Retail)		16,632	1,018,544
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	923	186,141
Graham Holdings Co. Class B (Diversified Consumer Svs.)		628	353,212
Home Depot, Inc. / The (Specialty Retail)		9,679	2,954,515
iRobot Corp. (Household Durables)	(a)	1,771	216,381
KB Home (Household Durables)		9,949	462,927
Kohl's Corp. (Multiline Retail)		5,782	344,665
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		2,520	60,253
LKQ Corp. (Distributors)	(a)	4,964	210,126
Lowe's Cos., Inc. (Specialty Retail)		3,932	747,788
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,305	400,257
McDonald's Corp. (Hotels, Restaurants & Leisure)		13,549	3,036,873
MGM Resorts International (Hotels, Restaurants & Leisure)		1,971	74,878
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		13,513	1,795,743
Nordstrom, Inc. (Multiline Retail)		27,688	1,048,545
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Pool Corp. (Distributors)		4,275	$ 1,475,901
PulteGroup, Inc. (Household Durables)		3,694	193,713
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,638	324,896
Target Corp. (Multiline Retail)		20,810	4,121,837
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	13,387	638,158
Tesla, Inc. (Automobiles)	(a)	8,558	5,716,145
TJX Cos., Inc. / The (Specialty Retail)		18,296	1,210,280
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		20,471	1,252,006
Wendy's Co. / The (Hotels, Restaurants & Leisure)		14,123	286,132
Whirlpool Corp. (Household Durables)		419	92,327
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		8,983	626,834
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	6,479	812,272
			48,965,037
Consumer Staples–6.5%
Coca-Cola Co. / The (Beverages)		98,454	5,189,510
Colgate-Palmolive Co. (Household Products)		56,482	4,452,476
Costco Wholesale Corp. (Food & Staples Retailing)		18,243	6,430,293
General Mills, Inc. (Food Products)		22,001	1,349,101
Herbalife Nutrition Ltd. (Personal Products)	(a)	2,016	89,430
Hershey Co. / The (Food Products)		19,591	3,098,513
J.M. Smucker Co. / The (Food Products)		2,176	275,329
Kellogg Co. (Food Products)		30,189	1,910,964
McCormick & Co., Inc. (Food Products)		13,477	1,201,609
Molson Coors Beverage Co. Class B (Beverages)		2,762	141,276
PepsiCo, Inc. (Beverages)		19,170	2,711,596
Walmart, Inc. (Food & Staples Retailing)		2,814	382,226
			27,232,323
Energy–3.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,197	1,592,494
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5,493	326,229
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,455	141,042
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		1,067	78,414
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	2,922	54,291
Hess Corp. (Oil, Gas & Consumable Fuels)		6,878	486,687
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		95,730	1,593,904
Phillips 66 (Oil, Gas & Consumable Fuels)		38,798	3,163,589
Schlumberger N.V. (Energy Equip. & Svs.)		172,437	4,688,562
TechnipFMC PLC (Energy Equip. & Svs.)		44,787	345,756
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,991	357,355
			12,828,323
Financials–11.6%
Allstate Corp. / The (Insurance)		14,521	1,668,463
Ally Financial, Inc. (Consumer Finance)		13,631	616,258
American Express Co. (Consumer Finance)		31,726	4,487,326
Arch Capital Group Ltd. (Insurance)	(a)	1,943	74,553
Athene Holding Ltd. Class A (Insurance)	(a)	21,278	1,072,411
Bank of Hawaii Corp. (Banks)		1,996	178,622
Bank of New York Mellon Corp. / The (Capital Markets)		30,652	1,449,533
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	5,850	1,494,500

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Charles Schwab Corp. / The (Capital Markets)		12,177	$ 793,697
Citigroup, Inc. (Banks)		18,219	1,325,432
CME Group, Inc. (Capital Markets)		5,305	1,083,440
Essent Group Ltd. (Thrifts & Mortgage Finance)		5,536	262,905
First American Financial Corp. (Insurance)		17,284	979,139
Invesco Ltd. (Capital Markets)		12,180	307,180
JPMorgan Chase & Co. (Banks)		40,249	6,127,105
Marsh & McLennan Cos., Inc. (Insurance)		18,241	2,221,754
MetLife, Inc. (Insurance)		31,922	1,940,538
MGIC Investment Corp. (Thrifts & Mortgage Finance)		10,630	147,226
Moody's Corp. (Capital Markets)		613	183,048
Morgan Stanley (Capital Markets)		75,102	5,832,421
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		104,828	1,322,929
Pinnacle Financial Partners, Inc. (Banks)		840	74,474
Progressive Corp. / The (Insurance)		11,494	1,098,941
Rocket Cos., Inc. Class A (Thrifts & Mortgage Finance)		3,582	82,708
Signature Bank (Banks)		3,144	710,858
State Street Corp. (Capital Markets)		5,180	435,172
T. Rowe Price Group, Inc. (Capital Markets)		7,220	1,238,952
Travelers Cos., Inc. / The (Insurance)		8,006	1,204,102
Truist Financial Corp. (Banks)		51,002	2,974,437
Voya Financial, Inc. (Diversified Financial Svs.)		38,757	2,466,496
Wells Fargo & Co. (Banks)		107,029	4,181,623
Willis Towers Watson PLC (Insurance)		1,572	359,799
			48,396,042
Health Care–12.3%
AbbVie, Inc. (Biotechnology)		34,505	3,734,131
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		14,765	1,877,222
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	413	63,152
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,513	1,902,395
AmerisourceBergen Corp. (Health Care Providers & Svs.)		12,089	1,427,348
Amgen, Inc. (Biotechnology)		3,928	977,326
Anthem, Inc. (Health Care Providers & Svs.)		5,988	2,149,393
Biogen, Inc. (Biotechnology)	(a)	1,930	539,917
Bristol-Myers Squibb Co. (Pharmaceuticals)		72,410	4,571,243
Bruker Corp. (Life Sciences Tools & Svs.)		2,919	187,633
Cardinal Health, Inc. (Health Care Providers & Svs.)		21,900	1,330,425
Catalent, Inc. (Pharmaceuticals)	(a)	2,238	235,684
Cerner Corp. (Health Care Technology)		17,379	1,249,202
Cigna Corp. (Health Care Providers & Svs.)		3,493	844,398
Danaher Corp. (Health Care Equip. & Supplies)		4,920	1,107,394
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,508	901,350
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	17,993	1,504,934
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,559	145,207
Gilead Sciences, Inc. (Biotechnology)		82,501	5,332,040
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	13,642	944,572
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		2,847	314,537
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,143	85,016
Humana, Inc. (Health Care Providers & Svs.)		1,655	693,859
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,512	$ 1,718,457
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	192	141,876
Johnson & Johnson (Pharmaceuticals)		33,197	5,455,927
McKesson Corp. (Health Care Providers & Svs.)		12,330	2,404,843
Medtronic PLC (Health Care Equip. & Supplies)		8,209	969,729
Merck & Co., Inc. (Pharmaceuticals)		4,777	368,259
Pfizer, Inc. (Pharmaceuticals)		68,011	2,464,039
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,335	631,642
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		10,105	3,759,767
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,039	1,297,721
			51,330,638
Industrials–9.2%
AGCO Corp. (Machinery)		479	68,808
Alaska Air Group, Inc. (Airlines)	(a)	869	60,143
Allegion PLC (Building Products)		2,015	253,124
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		853	81,402
Cintas Corp. (Commercial Svs. & Supplies)		1,631	556,677
Copart, Inc. (Commercial Svs. & Supplies)	(a)	21,004	2,281,244
CSX Corp. (Road & Rail)		711	68,555
Cummins, Inc. (Machinery)		1,749	453,183
Deere & Co. (Machinery)		7,986	2,987,882
Delta Air Lines, Inc. (Airlines)	(a)	9,520	459,626
Dun & Bradstreet Holdings, Inc. (Professional Svs.)	(a)	1,013	24,119
EMCOR Group, Inc. (Construction & Engineering)		4,736	531,190
Equifax, Inc. (Professional Svs.)		1,574	285,099
Expeditors International of Washington, Inc. (Air Freight & Logistics)		29,707	3,199,147
Honeywell International, Inc. (Industrial Conglomerates)		29,080	6,312,396
IAA, Inc. (Commercial Svs. & Supplies)	(a)	12,243	675,079
IHS Markit Ltd. (Professional Svs.)		13,384	1,295,303
Landstar System, Inc. (Road & Rail)		2,867	473,227
Lennox International, Inc. (Building Products)		4,745	1,478,495
Lockheed Martin Corp. (Aerospace & Defense)		10,629	3,927,415
MasTec, Inc. (Construction & Engineering)	(a)	1,420	133,054
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,743	264,443
Oshkosh Corp. (Machinery)		4,660	552,956
Quanta Services, Inc. (Construction & Engineering)		1,694	149,038
Robert Half International, Inc. (Professional Svs.)		7,358	574,439
Roper Technologies, Inc. (Industrial Conglomerates)		2,281	920,019
Ryder System, Inc. (Road & Rail)		6,732	509,276
Schneider National, Inc. Class B (Road & Rail)		4,828	120,555
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,190	886,141
Snap-on, Inc. (Machinery)		252	58,146
Southwest Airlines Co. (Airlines)		990	60,449
Trane Technologies PLC (Building Products)		24,451	4,048,108
United Airlines Holdings, Inc. (Airlines)	(a)	13,373	769,482

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
W.W. Grainger, Inc. (Trading Companies & Distributors)		4,048	$ 1,622,965
Xylem, Inc. (Machinery)		21,258	2,235,916
			38,377,101
Information Technology–26.6%
Accenture PLC Class A (IT Svs.)		19,935	5,507,044
Adobe, Inc. (Software)	(a)	13,779	6,550,123
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	16,495	1,294,858
Apple, Inc. (Tech. Hardware, Storage & Periph.)		184,575	22,545,836
Applied Materials, Inc. (Semiconductors & Equip.)		31,258	4,176,069
Automatic Data Processing, Inc. (IT Svs.)		14,007	2,639,899
Cadence Design Systems, Inc. (Software)	(a)	14,881	2,038,548
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	1,485	125,913
Cisco Systems, Inc. (Communications Equip.)		46,335	2,395,983
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	15,622	1,377,079
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	528	85,621
Fidelity National Information Services, Inc. (IT Svs.)		5,596	786,854
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	59,629	1,091,807
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		265,406	4,177,490
HP, Inc. (Tech. Hardware, Storage & Periph.)		9,009	286,036
HubSpot, Inc. (Software)	(a)	2,234	1,014,705
Intel Corp. (Semiconductors & Equip.)		97,705	6,253,120
Intuit, Inc. (Software)		15,231	5,834,387
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,411	479,685
Lam Research Corp. (Semiconductors & Equip.)		479	285,120
Mastercard, Inc. Class A (IT Svs.)		9,297	3,310,197
Microsoft Corp. (Software)		73,856	17,413,029
NVIDIA Corp. (Semiconductors & Equip.)		5,987	3,196,639
PayPal Holdings, Inc. (IT Svs.)	(a)	16,241	3,943,964
QUALCOMM, Inc. (Semiconductors & Equip.)		30,284	4,015,356
Qualtrics International, Inc. Class A (Software)	(a)	4,231	139,242
ServiceNow, Inc. (Software)	(a)	7,204	3,602,792
Visa, Inc. (IT Svs.)		26,801	5,674,576
VMware, Inc. Class A (Software)	(a)	7,916	1,190,962
			111,432,934
Materials–2.7%
Amcor PLC (Containers & Packaging)		37,038	432,604
Common Stocks (Continued)		Shares	Value
Materials (continued)
AptarGroup, Inc. (Containers & Packaging)		3,695	$ 523,471
Crown Holdings, Inc. (Containers & Packaging)		7,430	721,007
Ecolab, Inc. (Chemicals)		8,704	1,863,265
FMC Corp. (Chemicals)		9,919	1,097,141
Linde PLC (Chemicals)		4,166	1,167,063
Martin Marietta Materials, Inc. (Construction Materials)		378	126,940
PPG Industries, Inc. (Chemicals)		26,321	3,954,993
Reliance Steel & Aluminum Co. (Metals & Mining)		10,742	1,635,899
			11,522,383
Real Estate–1.9%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	20,924	1,655,298
Equinix, Inc. (Equity REIT)		4,228	2,873,306
Kilroy Realty Corp. (Equity REIT)		14,058	922,627
Prologis, Inc. (Equity REIT)		24,775	2,626,150
			8,077,381
Utilities–2.1%
Atmos Energy Corp. (Gas Utilities)		854	84,418
Avangrid, Inc. (Electric Utilities)		2,413	120,192
Brookfield Renewable Corp. Class A (Ind. Power & Renewable Elec.)		2,028	94,910
CMS Energy Corp. (Multi-Utilities)		7,074	433,070
Consolidated Edison, Inc. (Multi-Utilities)		52,479	3,925,429
Eversource Energy (Electric Utilities)		16,879	1,461,553
NextEra Energy, Inc. (Electric Utilities)		26,121	1,975,009
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	11,070	451,878
Xcel Energy, Inc. (Electric Utilities)		5,581	371,192
			8,917,651
Total Common Stocks (Cost $346,307,605)			$410,223,367

Money Market Funds–2.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	10,815,428	$ 10,818,673
State Street Institutional U.S. Government Money Market Fund, 0.036%	(b)	45,000	45,000
Total Money Market Funds (Cost $10,863,673)			$10,863,673
Total Investments – 100.6% (Cost $357,171,278)	(c)		$421,087,040
Liabilities in Excess of Other Assets – (0.6)%	(d)		(2,334,147)
Net Assets – 100.0%			$418,752,893

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $737,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	67	June 18, 2021	$13,181,237	$13,290,790	$109,553	$59,503
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–95.5%		Shares	Value
Communication Services–1.4%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	1,547	$ 196,067
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	2,482	154,827
Cardlytics, Inc. (Media)	(a)	6,457	708,333
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	83,858
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,513	241,554
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	219,340
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	142,728
Glu Mobile, Inc. (Entertainment)	(a)	19,414	242,287
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	194,128
iHeartMedia, Inc. Class A (Media)	(a)	9,141	165,909
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	113,169
Sinclair Broadcast Group, Inc. Class A (Media)		9,998	292,541
			2,754,741
Consumer Discretionary–15.4%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	23,100	637,791
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	353,990
America's Car-Mart, Inc. (Specialty Retail)	(a)	1,448	220,632
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	875	171,938
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	6,325	171,091
Brinker International, Inc. (Hotels, Restaurants & Leisure)		2,861	203,303
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	10,901	953,292
Camping World Holdings, Inc. Class A (Specialty Retail)		11,927	433,904
CarParts.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,838	111,927
Casper Sleep, Inc. (Household Durables)	(a)	12,943	93,707
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		7,647	447,426
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5,968	1,357,243
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	18,405	1,480,682
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,079	1,678,203
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		4,862	437,726
Fox Factory Holding Corp. (Auto Components)	(a)	5,638	716,364
Green Brick Partners, Inc. (Household Durables)	(a)	5,358	121,519
Helen of Troy Ltd. (Household Durables)	(a)	1,227	258,480
Installed Building Products, Inc. (Household Durables)		2,225	246,708
International Game Technology PLC (Hotels, Restaurants & Leisure)		44,552	715,060
iRobot Corp. (Household Durables)	(a)	8,888	1,085,936
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,764	193,652
KB Home (Household Durables)		4,391	204,313
LCI Industries (Auto Components)		9,825	1,299,651
LGI Homes, Inc. (Household Durables)	(a)	3,370	503,175
Lithia Motors, Inc. Class A (Specialty Retail)		2,872	1,120,339
M.D.C. Holdings, Inc. (Household Durables)		28,402	1,687,079
Magnite, Inc. (Internet & Direct Marketing Retail)	(a)	3,002	124,913
Malibu Boats, Inc. Class A (Leisure Products)	(a)	8,812	702,140
MarineMax, Inc. (Specialty Retail)	(a)	5,354	264,273
McGrath RentCorp (Commercial Svs. & Supplies)		7,201	580,761
National Vision Holdings, Inc. (Specialty Retail)	(a)	8,476	371,503
Overstock.com, Inc. (Internet & Direct Marketing Retail)	(a)	8,603	570,035
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	12,270	1,286,387
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	17,470	$ 395,346
Rent-A-Center, Inc. (Specialty Retail)		7,045	406,215
RH (Specialty Retail)	(a)	752	448,643
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	8,762	337,512
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	15,756	782,601
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,398	721,502
Shutterstock, Inc. (Internet & Direct Marketing Retail)		1,573	140,060
Sonos, Inc. (Household Durables)	(a)	8,103	303,619
Stamps.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,079	614,291
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	7,223	357,827
Strategic Education, Inc. (Diversified Consumer Svs.)		4,699	431,885
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		13,662	1,310,732
Tilly's, Inc. (Specialty Retail)	(a)	4,764	53,928
TopBuild Corp. (Household Durables)	(a)	2,860	598,970
Universal Electronics, Inc. (Household Durables)	(a)	2,066	113,568
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,978	147,942
Visteon Corp. (Auto Components)	(a)	6,839	834,016
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	4,368	136,631
Wingstop, Inc. (Hotels, Restaurants & Leisure)		8,793	1,118,206
Winnebago Industries, Inc. (Automobiles)		8,362	641,449
YETI Holdings, Inc. (Leisure Products)	(a)	9,034	652,345
			31,352,431
Consumer Staples–2.3%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	10,617	476,279
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	507,380
Chefs' Warehouse, Inc. / The (Food & Staples Retailing)	(a)	5,756	175,328
E.L.F. Beauty, Inc. (Personal Products)	(a)	9,896	265,510
Freshpet, Inc. (Food Products)	(a)	9,154	1,453,747
Performance Food Group Co. (Food & Staples Retailing)	(a)	10,588	609,975
PriceSmart, Inc. (Food & Staples Retailing)		3,416	330,498
Sanderson Farms, Inc. (Food Products)		694	108,111
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	8,800	234,256
USANA Health Sciences, Inc. (Personal Products)	(a)	907	88,523
Vital Farms, Inc. (Food Products)	(a)	20,905	456,565
			4,706,172
Energy–0.6%
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		10,192	195,483
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		12,363	269,266
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,209	105,486
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	26,746	307,044
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	119,641
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	(a)	40,808	146,501
			1,143,421
Financials–3.8%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,808	616,023
AssetMark Financial Holdings, Inc. (Capital Markets)	(a)	7,916	184,759
B Riley Financial, Inc. (Capital Markets)		3,156	177,935
BankFinancial Corp. (Banks)		5,622	58,019

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Cohen & Steers, Inc. (Capital Markets)		11,240	$ 734,309
eHealth, Inc. (Insurance)	(a)	2,719	197,753
Essent Group Ltd. (Thrifts & Mortgage Finance)		2,101	99,776
First Interstate BancSystem, Inc. Class A (Banks)		3,664	168,691
First Savings Financial Group, Inc. (Banks)		2,205	148,044
Hamilton Lane, Inc. Class A (Capital Markets)		18,905	1,674,227
Houlihan Lokey, Inc. (Capital Markets)		6,849	455,527
Investors Bancorp, Inc. (Banks)		13,503	198,359
Kinsale Capital Group, Inc. (Insurance)		2,496	411,341
Moelis & Co. Class A (Capital Markets)		16,539	907,660
Pacific Mercantile Bancorp (Banks)	(a)	9,962	88,662
Radian Group, Inc. (Thrifts & Mortgage Finance)		3,711	86,281
Republic First Bancorp, Inc. (Banks)	(a)	80,832	304,737
RLI Corp. (Insurance)		1,277	142,475
TFS Financial Corp. (Thrifts & Mortgage Finance)		18,666	380,226
Trupanion, Inc. (Insurance)	(a)	6,595	502,605
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)		1,638	168,288
			7,705,697
Health Care–30.1%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	15,519	606,483
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	4,855	125,259
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	41,890	207,355
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	7,241	266,179
Agenus, Inc. (Biotechnology)	(a)	65,236	177,442
Alector, Inc. (Biotechnology)	(a)	22,770	458,588
Allakos, Inc. (Biotechnology)	(a)	1,859	213,376
Allogene Therapeutics, Inc. (Biotechnology)	(a)	3,600	127,080
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	7,532	118,930
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	95,198
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	106,197
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,993	345,731
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	10,066	741,864
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	31,645	579,736
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	4,777	204,981
Aptinyx, Inc. (Biotechnology)	(a)	28,141	84,423
Arcus Biosciences, Inc. (Biotechnology)	(a)	8,758	245,925
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	5,941	171,873
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	11,849	785,707
Arvinas, Inc. (Pharmaceuticals)	(a)	5,485	362,558
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	16,170	232,201
Athenex, Inc. (Biotechnology)	(a)	11,735	50,461
Athersys, Inc. (Biotechnology)	(a)	60,257	108,463
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	522,456
Atrion Corp. (Health Care Equip. & Supplies)		585	375,166
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	115,724
Avrobio, Inc. (Biotechnology)	(a)	9,661	122,598
Axonics Modulation Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,579	274,236
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,760	212,891
Beam Therapeutics, Inc. (Biotechnology)	(a)	3,253	260,370
Beyondspring, Inc. (Biotechnology)	(a)	8,867	98,158
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	20,774	211,272
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	18,702	73,125
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	4,033	275,656
Black Diamond Therapeutics, Inc. (Biotechnology)	(a)	4,143	100,509
Blueprint Medicines Corp. (Biotechnology)	(a)	5,321	517,361
Bridgebio Pharma, Inc. (Biotechnology)	(a)	17,646	1,086,994
Common Stocks (Continued)		Shares	Value
Health Care (continued)
C4 Therapeutics, Inc. (Biotechnology)	(a)	2,217	$ 82,007
Cantel Medical Corp. (Health Care Equip. & Supplies)	(a)	9,610	767,262
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,260	585,068
CareDx, Inc. (Biotechnology)	(a)	6,031	410,651
Castlight Health, Inc. Class B (Health Care Technology)	(a)	30,829	46,552
Certara, Inc. (Health Care Technology)	(a)	8,196	223,751
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	254,824
ChemoCentryx, Inc. (Biotechnology)	(a)	6,226	319,020
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	15,411	352,758
Coherus Biosciences, Inc. (Biotechnology)	(a)	16,768	244,980
CONMED Corp. (Health Care Equip. & Supplies)		3,513	458,763
CorVel Corp. (Health Care Providers & Svs.)	(a)	2,208	226,519
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	2,601	39,743
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	1,869	97,207
Cue Biopharma, Inc. (Biotechnology)	(a)	9,963	121,549
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	6,692	300,069
Denali Therapeutics, Inc. (Biotechnology)	(a)	8,753	499,796
Dynavax Technologies Corp. (Biotechnology)	(a)	19,408	190,781
Dyne Therapeutics, Inc. (Biotechnology)	(a)	4,564	70,879
Editas Medicine, Inc. (Biotechnology)	(a)	9,873	414,666
Emergent BioSolutions, Inc. (Biotechnology)	(a)	7,167	665,886
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	8,707	429,429
Endo International PLC (Pharmaceuticals)	(a)	17,213	127,548
Epizyme, Inc. (Biotechnology)	(a)	9,867	85,942
Fate Therapeutics, Inc. (Biotechnology)	(a)	8,612	710,059
FibroGen, Inc. (Biotechnology)	(a)	18,261	633,839
Flexion Therapeutics, Inc. (Biotechnology)	(a)	22,917	205,107
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	108,814
Frequency Therapeutics, Inc. (Biotechnology)	(a)	11,635	110,533
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	701	67,731
GenMark Diagnostics, Inc. (Health Care Equip. & Supplies)	(a)	8,558	204,536
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	7,577	467,274
Gossamer Bio, Inc. (Biotechnology)	(a)	4,355	40,284
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	22,589	941,735
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	9,978	208,740
Health Catalyst, Inc. (Health Care Technology)	(a)	2,143	100,228
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	2,792	189,856
Heron Therapeutics, Inc. (Biotechnology)	(a)	23,380	378,990
Heska Corp. (Health Care Equip. & Supplies)	(a)	3,015	507,907
HMS Holdings Corp. (Health Care Technology)	(a)	10,756	397,703
Innovage Holding Corp. (Health Care Providers & Svs.)	(a)	5,402	139,318
Innoviva, Inc. (Pharmaceuticals)	(a)	21,223	253,615
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	5,863	307,925
Inovalon Holdings, Inc. Class A (Health Care Technology)	(a)	25,127	723,155
Inovio Pharmaceuticals, Inc. (Biotechnology)	(a)	26,465	245,595
Insmed, Inc. (Biotechnology)	(a)	10,403	354,326
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	4,369	904,339
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,680	154,728
Intellia Therapeutics, Inc. (Biotechnology)	(a)	3,529	283,220
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	6,783	156,552
Intersect ENT, Inc. (Pharmaceuticals)	(a)	19,785	413,111
Invitae Corp. (Biotechnology)	(a)	17,449	666,726
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	3,471	481,983
Joint Corp. / The (Health Care Providers & Svs.)	(a)	9,316	450,615
Karuna Therapeutics, Inc. (Biotechnology)	(a)	1,938	233,006
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	34,781	365,896

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	6,430	$ 119,019
Kodiak Sciences, Inc. (Biotechnology)	(a)	2,609	295,835
Kymera Therapeutics, Inc. (Biotechnology)	(a)	2,848	110,673
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		8,899	434,093
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	2,431	464,832
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	1,074	163,731
LivaNova PLC (Health Care Equip. & Supplies)	(a)	4,654	343,139
Luminex Corp. (Life Sciences Tools & Svs.)		18,292	583,515
MacroGenics, Inc. (Biotechnology)	(a)	10,707	341,018
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	4,263	498,643
Magellan Health, Inc. (Health Care Providers & Svs.)	(a)	1,511	140,886
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,701	1,099,299
Mirati Therapeutics, Inc. (Biotechnology)	(a)	8,101	1,387,701
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,949	157,549
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	11,212	736,741
Natera, Inc. (Biotechnology)	(a)	13,775	1,398,713
Neogen Corp. (Health Care Equip. & Supplies)	(a)	9,900	880,011
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	23,719	1,143,967
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	110,839
Nevro Corp. (Health Care Equip. & Supplies)	(a)	7,567	1,055,596
NextCure, Inc. (Biotechnology)	(a)	8,883	88,919
NextGen Healthcare, Inc. (Health Care Technology)	(a)	6,940	125,614
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,191	354,392
Novavax, Inc. (Biotechnology)	(a)	2,626	476,120
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	5,319	348,714
Omeros Corp. (Pharmaceuticals)	(a)	17,248	307,014
Omnicell, Inc. (Health Care Technology)	(a)	10,480	1,361,038
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	10,372	121,041
Oyster Point Pharma, Inc. (Biotechnology)	(a)	9,003	164,575
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	20,565	685,020
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	997	69,880
Passage Bio, Inc. (Biotechnology)	(a)	8,622	150,713
Patterson Cos., Inc. (Health Care Providers & Svs.)		11,369	363,240
Personalis, Inc. (Life Sciences Tools & Svs.)	(a)	5,564	136,930
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	5,324	187,724
Phreesia, Inc. (Health Care Technology)	(a)	19,910	1,037,311
Poseida Therapeutics, Inc. (Biotechnology)	(a)	3,813	36,414
Precision BioSciences, Inc. (Biotechnology)	(a)	17,540	181,539
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,373	60,522
Progyny, Inc. (Health Care Providers & Svs.)	(a)	5,743	255,621
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,616	644,718
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,032	184,991
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	2,270	132,727
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	15,862	391,474
Radius Health, Inc. (Biotechnology)	(a)	13,550	282,653
REGENXBIO, Inc. (Biotechnology)	(a)	7,468	254,733
Relmada Therapeutics, Inc. (Pharmaceuticals)	(a)	5,208	183,374
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,626	316,111
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	226,283
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	7,851	360,204
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	303,248
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	2,755	122,239
Sage Therapeutics, Inc. (Biotechnology)	(a)	361	27,021
Sana Biotechnology, Inc. (Biotechnology)	(a)	7,331	245,369
Schrodinger, Inc. (Health Care Technology)	(a)	1,050	80,105
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	145,308
Select Medical Holdings Corp. (Health Care Providers & Svs.)	(a)	15,265	520,536
Seres Therapeutics, Inc. (Biotechnology)	(a)	21,272	437,990
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,945	383,616
Signify Health, Inc. Class A (Health Care Providers & Svs.)	(a)	9,605	281,042
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,286	$ 166,436
Silverback Therapeutics, Inc. (Biotechnology)	(a)	8,290	361,693
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	19,934	164,854
Spectrum Pharmaceuticals, Inc. (Biotechnology)	(a)	48,689	158,726
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	2,417	254,776
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	300,864
Tabula Rasa HealthCare, Inc. (Health Care Technology)	(a)	2,724	125,440
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,291	342,797
Teladoc Health, Inc. (Health Care Technology)	(a)	1,418	257,721
TG Therapeutics, Inc. (Biotechnology)	(a)	10,704	515,933
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	372,605
Travere Therapeutics, Inc. (Biotechnology)	(a)	11,769	293,872
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	2,813	266,082
Twist Bioscience Corp. (Biotechnology)	(a)	6,873	851,290
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		3,937	409,842
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	11,825	1,346,394
Veracyte, Inc. (Biotechnology)	(a)	14,447	776,526
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	121,015
Vir Biotechnology, Inc. (Biotechnology)	(a)	7,996	409,955
Vocera Communications, Inc. (Health Care Technology)	(a)	19,504	750,124
Xencor, Inc. (Biotechnology)	(a)	10,546	454,111
Zogenix, Inc. (Pharmaceuticals)	(a)	6,580	128,442
Zynex, Inc. (Health Care Equip. & Supplies)	(a)	4,338	66,241
			61,483,244
Industrials–14.8%
AAON, Inc. (Building Products)		3,675	257,287
ABM Industries, Inc. (Commercial Svs. & Supplies)		3,098	158,029
Advanced Drainage Systems, Inc. (Building Products)		6,921	715,562
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)		12,470	585,591
Ameresco, Inc. Class A (Construction & Engineering)	(a)	5,958	289,738
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,899	264,302
ASGN, Inc. (Professional Svs.)	(a)	10,254	978,642
Atkore, Inc. (Electrical Equip.)	(a)	1,944	139,774
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	14,835	401,287
Brink's Co. / The (Commercial Svs. & Supplies)		9,152	725,113
Builders FirstSource, Inc. (Building Products)	(a)	30,217	1,401,162
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,132	113,347
Cornerstone Building Brands, Inc. (Building Products)	(a)	10,175	142,755
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	14,308	449,414
EMCOR Group, Inc. (Construction & Engineering)		11,773	1,320,460
ESCO Technologies, Inc. (Machinery)		4,694	511,130
Evoqua Water Technologies Corp. (Machinery)	(a)	15,567	409,412
Federal Signal Corp. (Machinery)		1,875	71,813
Forrester Research, Inc. (Professional Svs.)	(a)	4,676	198,636
Franklin Covey Co. (Professional Svs.)	(a)	19,876	562,292
Franklin Electric Co., Inc. (Machinery)		14,725	1,162,391
FuelCell Energy, Inc. (Electrical Equip.)	(a)	18,037	259,913
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,639	864,141
Hawaiian Holdings, Inc. (Airlines)	(a)	3,031	80,837
Herman Miller, Inc. (Commercial Svs. & Supplies)		4,820	198,343
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	11,453	770,558
Insperity, Inc. (Professional Svs.)		5,764	482,677
John Bean Technologies Corp. (Machinery)		8,724	1,163,258

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Kforce, Inc. (Professional Svs.)		20,358	$ 1,091,189
Kimball International, Inc. Class B (Commercial Svs. & Supplies)		16,987	237,818
Landstar System, Inc. (Road & Rail)		2,067	341,179
Marten Transport Ltd. (Road & Rail)		8,689	147,452
Masonite International Corp. (Building Products)	(a)	1,609	185,421
MasTec, Inc. (Construction & Engineering)	(a)	6,647	622,824
MYR Group, Inc. (Construction & Engineering)	(a)	2,202	157,817
PAE, Inc. (Aerospace & Defense)	(a)	19,445	175,394
Plug Power, Inc. (Electrical Equip.)	(a)	55,549	1,990,876
Primoris Services Corp. (Construction & Engineering)		15,192	503,311
Proto Labs, Inc. (Machinery)	(a)	4,329	527,056
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	71,105
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	14,987	2,558,880
Sunrun, Inc. (Electrical Equip.)	(a)	26,480	1,601,510
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,713	639,648
TPI Composites, Inc. (Electrical Equip.)	(a)	9,162	517,012
Trex Co., Inc. (Building Products)	(a)	9,107	833,655
TriNet Group, Inc. (Professional Svs.)	(a)	10,908	850,388
UFP Industries, Inc. (Building Products)		2,170	164,573
Upwork, Inc. (Professional Svs.)	(a)	8,741	391,335
Watts Water Technologies, Inc. Class A (Machinery)		3,053	362,727
Welbilt, Inc. (Machinery)	(a)	4,679	76,034
Werner Enterprises, Inc. (Road & Rail)		21,578	1,017,834
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	16,784	465,756
			30,208,658
Information Technology–20.0%
8x8, Inc. (Software)	(a)	45,553	1,477,739
A10 Networks, Inc. (Software)	(a)	29,254	281,131
ACI Worldwide, Inc. (Software)	(a)	19,274	733,376
Alarm.com Holdings, Inc. (Software)	(a)	7,198	621,763
Altair Engineering, Inc. Class A (Software)	(a)	13,492	844,194
Appfolio, Inc. Class A (Software)	(a)	859	121,471
Appian Corp. (Software)	(a)	4,629	615,426
Avaya Holdings Corp. (Software)	(a)	5,169	144,887
Blackline, Inc. (Software)	(a)	7,290	790,236
Bottomline Technologies DE, Inc. (Software)	(a)	15,966	722,461
Box, Inc. Class A (Software)	(a)	61,426	1,410,341
Brooks Automation, Inc. (Semiconductors & Equip.)		14,718	1,201,725
Calix, Inc. (Communications Equip.)	(a)	14,246	493,766
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	12,902	1,093,961
CMC Materials, Inc. (Semiconductors & Equip.)		3,302	583,761
CommVault Systems, Inc. (Software)	(a)	12,478	804,831
Cornerstone OnDemand, Inc. (Software)	(a)	10,016	436,497
CSG Systems International, Inc. (IT Svs.)		16,069	721,337
Digital Turbine, Inc. (Software)	(a)	9,702	779,653
Domo, Inc. Class B (Software)	(a)	5,560	312,972
Envestnet, Inc. (Software)	(a)	2,306	166,562
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,840	880,818
Extreme Networks, Inc. (Communications Equip.)	(a)	24,986	218,627
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,331	461,505
Five9, Inc. (Software)	(a)	3,207	501,350
FormFactor, Inc. (Semiconductors & Equip.)	(a)	9,439	425,793
Grid Dynamics Holdings, Inc. (IT Svs.)	(a)	23,044	367,091
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	678,364
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,322	295,495
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,393	800,860
InterDigital, Inc. (Communications Equip.)		2,436	154,564
International Money Express, Inc. (IT Svs.)	(a)	6,445	96,739
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,944	526,936
J2 Global, Inc. (Software)	(a)	3,575	428,499
KBR, Inc. (IT Svs.)		4,775	183,312
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	29,430	1,324,939
Limelight Networks, Inc. (IT Svs.)	(a)	18,337	65,463
LivePerson, Inc. (Software)	(a)	10,009	527,875
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
LiveRamp Holdings, Inc. (IT Svs.)	(a)	2,457	$ 127,469
ManTech International Corp. Class A (IT Svs.)		817	71,038
MAXIMUS, Inc. (IT Svs.)		17,019	1,515,372
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,279	145,828
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		3,693	155,032
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,763	364,412
Olo, Inc. Class A (Software)	(a)	3,127	82,522
ON24, Inc. (Software)	(a)	2,656	128,843
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,832	1,233,155
PAR Technology Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,529	427,062
Paylocity Holding Corp. (Software)	(a)	1,743	313,444
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		15,635	725,308
Power Integrations, Inc. (Semiconductors & Equip.)		20,679	1,684,925
Progress Software Corp. (Software)		12,453	548,679
PROS Holdings, Inc. (Software)	(a)	18,152	771,460
Q2 Holdings, Inc. (Software)	(a)	5,173	518,335
QAD, Inc. Class A (Software)		9,106	606,277
Qualys, Inc. (Software)	(a)	1,047	109,705
Radware Ltd. (Communications Equip.)	(a)	5,120	133,530
Rapid7, Inc. (Software)	(a)	8,889	663,208
RingCentral, Inc. Class A (Software)	(a)	1,257	374,435
Sailpoint Technologies Holdings, Inc. (Software)	(a)	11,284	571,422
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,702	1,086,521
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		1,921	114,088
SiTime Corp. (Semiconductors & Equip.)	(a)	966	95,248
Sprout Social, Inc. Class A (Software)	(a)	13,373	772,424
SPS Commerce, Inc. (Software)	(a)	2,794	277,472
SunPower Corp. (Semiconductors & Equip.)	(a)	5,116	171,130
SVMK, Inc. (Software)	(a)	6,437	117,926
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,662	1,173,008
Tenable Holdings, Inc. (Software)	(a)	3,344	121,003
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	1,786	50,079
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	2,316	134,421
Varonis Systems, Inc. (Software)	(a)	32,502	1,668,653
Verra Mobility Corp. (IT Svs.)	(a)	10,734	145,285
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	5,750	416,530
Yext, Inc. (Software)	(a)	46,816	677,896
Zuora, Inc. Class A (Software)	(a)	11,132	164,754
			40,754,219
Materials–3.0%
Avient Corp. (Chemicals)		9,358	442,353
Balchem Corp. (Chemicals)		7,414	929,790
HB Fuller Co. (Chemicals)		21,050	1,324,255
Ingevity Corp. (Chemicals)	(a)	1,187	89,654
Livent Corp. (Chemicals)	(a)	10,290	178,223
Louisiana-Pacific Corp. (Paper & Forest Products)		26,969	1,495,701
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	577,590
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		4,341	181,410
Trinseo SA (Chemicals)		9,367	596,397
Venator Materials PLC (Chemicals)	(a)	55,792	258,317
Worthington Industries, Inc. (Metals & Mining)		1,921	128,880
			6,202,570
Real Estate–3.0%
Broadstone Net Lease, Inc. (Equity REIT)		17,680	323,544
CorePoint Lodging, Inc. (Equity REIT)		17,898	161,619
eXp World Holdings, Inc. (Real Estate Mgmt. & Development)	(a)	4,062	185,024
First Industrial Realty Trust, Inc. (Equity REIT)		7,962	364,580
Four Corners Property Trust, Inc. (Equity REIT)		17,572	481,473
Macerich Co. / The (Equity REIT)		12,809	149,865
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	(a)	52,285	1,762,005

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
NexPoint Residential Trust, Inc. (Equity REIT)		2,122	$ 97,803
Plymouth Industrial REIT, Inc. (Equity REIT)		12,071	203,396
QTS Realty Trust, Inc. Class A (Equity REIT)		3,032	188,105
RE/MAX Holdings, Inc. Class A (Real Estate Mgmt. & Development)		8,264	325,519
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	8,930	135,111
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	10,425	694,201
RMR Group, Inc. / The Class A (Real Estate Mgmt. & Development)		8,260	337,091
Ryman Hospitality Properties, Inc. (Equity REIT)		4,494	348,330
Uniti Group, Inc. (Equity REIT)		37,445	413,018
			6,170,684
Utilities–1.1%
Brookfield Infrastructure Corp. Class A (Gas Utilities)		3,855	294,406
Brookfield Renewable Corp. Class A (Ind. Power & Renewable Elec.)		2,090	97,812
California Water Service Group (Water Utilities)		6,756	380,633
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)		6,615	175,364
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		4,417	346,867
Common Stocks (Continued)		Shares	Value
Utilities (continued)
Southwest Gas Holdings, Inc. (Gas Utilities)		10,010	$ 687,787
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	5,836	238,226
			2,221,095
Total Common Stocks (Cost $149,765,331)			$194,702,932

Rights–0.0%	Quantity	Value
Health Care–0.0%
Alder BioPharmaceuticals, Inc. CVR (Pharmaceuticals)	14,631	$ 12,875
Prevail Therapeutics, Inc. CVR (Biotechnology)	2,231	1,116
Total Rights (Cost $13,991)		$13,991

Money Market Funds–2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	5,675,012	$ 5,676,715
State Street Institutional U.S. Government Money Market Fund, 0.036%	(b)	109,341	109,341
Total Money Market Funds (Cost $5,786,056)			$5,786,056
Total Investments – 98.3% (Cost $155,565,378)	(c)		$200,502,979
Other Assets in Excess of Liabilities – 1.7%	(d)		3,435,455
Net Assets – 100.0%			$203,938,434

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $383,500 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	59	June 18, 2021	$6,854,037	$6,556,375	$(297,662)	$84,030
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–101.3%		Shares	Value
Communication Services–2.0%
Cable One, Inc. (Media)		1,048	$ 1,916,121
Cinemark Holdings, Inc. (Entertainment)		20,900	426,569
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	22,804	940,665
John Wiley & Sons, Inc. Class A (Media)		8,434	457,123
New York Times Co. / The Class A (Media)		27,982	1,416,449
TEGNA, Inc. (Media)		42,397	798,336
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		19,220	441,291
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	18,604	1,000,709
World Wrestling Entertainment, Inc. Class A (Entertainment)		8,978	487,146
Yelp, Inc. (Interactive Media & Svs.)	(a)	13,535	527,865
			8,412,274
Consumer Discretionary–14.8%
Adient PLC (Auto Components)	(a)	18,149	802,186
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	9,678	382,668
American Eagle Outfitters, Inc. (Specialty Retail)		28,861	843,896
AutoNation, Inc. (Specialty Retail)	(a)	10,631	991,022
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	15,543	916,415
Brunswick Corp. (Leisure Products)		15,010	1,431,504
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	29,147	1,486,497
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		8,503	756,172
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5,563	596,854
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		6,682	1,519,620
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,889	622,055
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		4,579	791,618
Dana, Inc. (Auto Components)		27,916	679,196
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,436	1,796,163
Dick's Sporting Goods, Inc. (Specialty Retail)		12,684	965,887
Five Below, Inc. (Specialty Retail)	(a)	10,782	2,057,098
Foot Locker, Inc. (Specialty Retail)		20,109	1,131,131
Fox Factory Holding Corp. (Auto Components)	(a)	8,067	1,024,993
Gentex Corp. (Auto Components)		47,032	1,677,631
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	45,022	791,037
Graham Holdings Co. Class B (Diversified Consumer Svs.)		782	439,828
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	9,045	968,719
Grubhub, Inc. (Internet & Direct Marketing Retail)	(a)	17,997	1,079,820
H&R Block, Inc. (Diversified Consumer Svs.)		35,399	771,698
Harley-Davidson, Inc. (Automobiles)		29,585	1,186,358
Helen of Troy Ltd. (Household Durables)	(a)	4,708	991,787
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		4,383	481,166
KB Home (Household Durables)		17,166	798,734
Kohl's Corp. (Multiline Retail)		30,422	1,813,455
Lear Corp. (Auto Components)		10,557	1,913,456
Lithia Motors, Inc. Class A (Specialty Retail)		5,139	2,004,672
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	(a)	7,950	1,384,731
Mattel, Inc. (Leisure Products)	(a)	67,192	1,338,465
Murphy U.S.A., Inc. (Specialty Retail)		4,891	707,043
Nordstrom, Inc. (Multiline Retail)		21,010	795,649
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	10,984	955,608
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		6,337	561,712
Polaris, Inc. (Leisure Products)		11,242	1,500,807
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
RH (Specialty Retail)	(a)	3,149	$ 1,878,693
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	10,909	420,215
Service Corp. International (Diversified Consumer Svs.)		32,692	1,668,927
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		14,630	679,856
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	26,386	1,100,560
Strategic Education, Inc. (Diversified Consumer Svs.)		4,725	434,275
Taylor Morrison Home Corp. (Household Durables)	(a)	24,855	765,783
Tempur Sealy International, Inc. (Household Durables)		36,848	1,347,163
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,629	1,211,626
Thor Industries, Inc. (Automobiles)		10,684	1,439,562
Toll Brothers, Inc. (Household Durables)		21,617	1,226,332
TopBuild Corp. (Household Durables)	(a)	6,371	1,334,279
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		16,586	1,014,400
Tri Pointe Homes, Inc. (Household Durables)	(a)	23,097	470,255
Urban Outfitters, Inc. (Specialty Retail)	(a)	13,274	493,660
Visteon Corp. (Auto Components)	(a)	5,385	656,701
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	9,157	286,431
Wendy's Co. / The (Hotels, Restaurants & Leisure)		34,562	700,226
Williams-Sonoma, Inc. (Specialty Retail)		14,779	2,648,397
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,730	728,684
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		17,981	1,254,714
YETI Holdings, Inc. (Leisure Products)	(a)	14,469	1,044,806
			63,762,896
Consumer Staples–3.7%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	26,496	1,188,611
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,776	2,142,353
Casey's General Stores, Inc. (Food & Staples Retailing)		7,132	1,541,867
Coty, Inc. Class A (Personal Products)	(a)	54,978	495,352
Darling Ingredients, Inc. (Food Products)	(a)	31,378	2,308,793
Energizer Holdings, Inc. (Household Products)		11,173	530,271
Flowers Foods, Inc. (Food Products)		38,023	904,947
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	16,712	616,506
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,817	689,621
Ingredion, Inc. (Food Products)		12,953	1,164,734
Lancaster Colony Corp. (Food Products)		3,776	662,159
Nu Skin Enterprises, Inc. Class A (Personal Products)		9,770	516,735
Pilgrim's Pride Corp. (Food Products)	(a)	9,392	223,436
Post Holdings, Inc. (Food Products)	(a)	11,553	1,221,383
Sanderson Farms, Inc. (Food Products)		3,829	596,482
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	22,737	605,259
Tootsie Roll Industries, Inc. (Food Products)		3,442	114,042
TreeHouse Foods, Inc. (Food Products)	(a)	10,767	562,468
			16,085,019
Energy–1.3%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		55,466	500,858
ChampionX Corp. (Energy Equip. & Svs.)	(a)	35,949	781,172
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		19,822	1,177,228
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	42,366	622,780

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	53,784	$ 999,307
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		78,649	641,776
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		27,971	459,004
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		12,228	430,426
			5,612,551
Financials–16.0%
Affiliated Managers Group, Inc. (Capital Markets)		8,225	1,225,772
Alleghany Corp. (Insurance)	(a)	2,700	1,690,983
American Financial Group, Inc. (Insurance)		13,505	1,540,921
Associated Banc-Corp. (Banks)		29,466	628,804
BancorpSouth Bank (Banks)		18,575	603,316
Bank of Hawaii Corp. (Banks)		7,751	693,637
Bank OZK (Banks)		23,332	953,112
Brighthouse Financial, Inc. (Insurance)	(a)	16,856	745,878
Brown & Brown, Inc. (Insurance)		45,184	2,065,361
Cathay General Bancorp (Banks)		14,395	587,028
CIT Group, Inc. (Banks)		19,048	981,162
CNO Financial Group, Inc. (Insurance)		25,963	630,641
Commerce Bancshares, Inc. (Banks)		20,339	1,558,171
Cullen / Frost Bankers, Inc. (Banks)		10,851	1,180,155
East West Bancorp, Inc. (Banks)		27,320	2,016,216
Essent Group Ltd. (Thrifts & Mortgage Finance)		21,778	1,034,237
Evercore, Inc. Class A (Capital Markets)		8,110	1,068,411
FactSet Research Systems, Inc. (Capital Markets)		7,329	2,261,656
Federated Hermes, Inc. (Capital Markets)		18,104	566,655
First American Financial Corp. (Insurance)		21,198	1,200,867
First Financial Bankshares, Inc. (Banks)		27,459	1,283,159
First Horizon Corp. (Banks)		107,188	1,812,549
FirstCash, Inc. (Consumer Finance)		7,896	518,530
FNB Corp. (Banks)		62,074	788,340
Fulton Financial Corp. (Banks)		31,203	531,387
Genworth Financial, Inc. Class A (Insurance)	(a)	98,151	325,861
Glacier Bancorp, Inc. (Banks)		18,420	1,051,414
Hancock Whitney Corp. (Banks)		16,748	703,583
Hanover Insurance Group, Inc. / The (Insurance)		7,023	909,198
Home BancShares, Inc. (Banks)		29,336	793,539
Interactive Brokers Group, Inc. Class A (Capital Markets)		15,592	1,138,840
International Bancshares Corp. (Banks)		10,697	496,555
Janus Henderson Group PLC (Capital Markets)		32,926	1,025,645
Jefferies Financial Group, Inc. (Diversified Financial Svs.)		39,070	1,176,007
Kemper Corp. (Insurance)		11,872	946,436
Kinsale Capital Group, Inc. (Insurance)		4,132	680,954
LendingTree, Inc. (Consumer Finance)	(a)	2,112	449,856
Mercury General Corp. (Insurance)		5,125	311,651
MGIC Investment Corp. (Thrifts & Mortgage Finance)		65,349	905,084
Navient Corp. (Consumer Finance)		35,462	507,461
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		89,886	1,134,361
Old Republic International Corp. (Insurance)		54,589	1,192,224
PacWest Bancorp (Banks)		22,544	860,054
Pinnacle Financial Partners, Inc. (Banks)		14,665	1,300,199
Primerica, Inc. (Insurance)		7,593	1,122,397
PROG Holdings, Inc. (Consumer Finance)		13,038	564,415
Prosperity Bancshares, Inc. (Banks)		17,935	1,343,152
Reinsurance Group of America, Inc. (Insurance)		13,116	1,653,272
RenaissanceRe Holdings Ltd. (Insurance)		9,786	1,568,206
RLI Corp. (Insurance)		7,669	855,630
SEI Investments Co. (Capital Markets)		22,990	1,400,781
Selective Insurance Group, Inc. (Insurance)		11,559	838,490
Signature Bank (Banks)		11,013	2,490,039
SLM Corp. (Consumer Finance)		64,675	1,162,210
Sterling Bancorp (Banks)		37,337	859,498
Stifel Financial Corp. (Capital Markets)		20,256	1,297,599
Synovus Financial Corp. (Banks)		28,687	1,312,430
TCF Financial Corp. (Banks)		29,448	1,368,154
Common Stocks (Continued)		Shares	Value
Financials (continued)
Texas Capital Bancshares, Inc. (Banks)	(a)	9,742	$ 690,903
Trustmark Corp. (Banks)		12,267	412,907
UMB Financial Corp. (Banks)		8,374	773,171
Umpqua Holdings Corp. (Banks)		42,554	746,823
United Bankshares, Inc. (Banks)		24,898	960,565
Valley National Bancorp (Banks)		78,299	1,075,828
Washington Federal, Inc. (Thrifts & Mortgage Finance)		14,269	439,485
Webster Financial Corp. (Banks)		17,429	960,512
Wintrust Financial Corp. (Banks)		10,981	832,360
			68,804,697
Health Care–11.3%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	17,183	981,837
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,340	1,678,769
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	20,028	1,328,057
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	9,285	406,126
Bio-Techne Corp. (Life Sciences Tools & Svs.)		7,487	2,859,510
Cantel Medical Corp. (Health Care Equip. & Supplies)	(a)	7,244	578,361
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	9,604	2,783,527
Chemed Corp. (Health Care Providers & Svs.)		3,095	1,423,143
Emergent BioSolutions, Inc. (Biotechnology)	(a)	8,742	812,219
Encompass Health Corp. (Health Care Providers & Svs.)		19,157	1,568,958
Exelixis, Inc. (Biotechnology)	(a)	60,202	1,359,963
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	14,913	919,685
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,808	1,088,786
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	24,536	1,022,906
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	16,001	1,088,068
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		12,807	1,414,917
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,794	779,439
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	13,676	944,875
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	10,869	1,786,538
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	6,097	1,165,807
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,221	491,041
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,391	692,398
Masimo Corp. (Health Care Equip. & Supplies)	(a)	9,812	2,253,424
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,310	871,105
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,193	2,616,476
Nektar Therapeutics (Pharmaceuticals)	(a)	35,158	703,160
Neogen Corp. (Health Care Equip. & Supplies)	(a)	10,276	913,434
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	18,127	1,762,851
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	9,912	649,831
Patterson Cos., Inc. (Health Care Providers & Svs.)		16,726	534,396
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,542	1,770,134
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	12,455	1,909,725
Quidel Corp. (Health Care Equip. & Supplies)	(a)	7,432	950,776
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,830	1,911,050
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,986	947,214
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	15,949	1,209,732
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	20,494	1,065,688
United Therapeutics Corp. (Biotechnology)	(a)	8,595	1,437,686
			48,681,612
Industrials–18.1%
Acuity Brands, Inc. (Electrical Equip.)		6,953	1,147,245
AECOM (Construction & Engineering)	(a)	28,512	1,827,904

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
AGCO Corp. (Machinery)		11,903	$ 1,709,866
ASGN, Inc. (Professional Svs.)	(a)	10,228	976,160
Avis Budget Group, Inc. (Road & Rail)	(a)	9,973	723,441
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	12,308	1,752,905
Brink's Co. / The (Commercial Svs. & Supplies)		9,556	757,122
Builders FirstSource, Inc. (Building Products)	(a)	39,835	1,847,149
CACI International, Inc. Class A (Professional Svs.)	(a)	4,869	1,200,988
Carlisle Cos., Inc. (Industrial Conglomerates)		10,284	1,692,541
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,728	817,736
Colfax Corp. (Machinery)	(a)	22,252	974,860
CoreLogic, Inc. (Professional Svs.)		14,117	1,118,772
Crane Co. (Machinery)		9,542	896,089
Curtiss-Wright Corp. (Aerospace & Defense)		7,898	936,703
Donaldson Co., Inc. (Machinery)		24,344	1,415,847
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,881	546,051
EMCOR Group, Inc. (Construction & Engineering)		10,580	1,186,653
EnerSys (Electrical Equip.)		8,238	748,010
Flowserve Corp. (Machinery)		25,142	975,761
Fluor Corp. (Construction & Engineering)	(a)	24,068	555,730
FTI Consulting, Inc. (Professional Svs.)	(a)	6,609	925,987
GATX Corp. (Trading Companies & Distributors)		6,765	627,386
Graco, Inc. (Machinery)		32,572	2,332,807
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		14,427	404,389
Herman Miller, Inc. (Commercial Svs. & Supplies)		11,430	470,345
Hexcel Corp. (Aerospace & Defense)	(a)	16,133	903,448
Hubbell, Inc. (Electrical Equip.)		10,478	1,958,233
IAA, Inc. (Commercial Svs. & Supplies)	(a)	25,965	1,431,710
Insperity, Inc. (Professional Svs.)		6,840	572,782
ITT, Inc. (Machinery)		16,694	1,517,652
JetBlue Airways Corp. (Airlines)	(a)	60,988	1,240,496
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		25,029	375,435
Kennametal, Inc. (Machinery)		16,110	643,917
Kirby Corp. (Marine)	(a)	11,591	698,705
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		23,650	1,137,329
Landstar System, Inc. (Road & Rail)		7,408	1,222,764
Lennox International, Inc. (Building Products)		6,627	2,064,907
Lincoln Electric Holdings, Inc. (Machinery)		11,517	1,415,900
ManpowerGroup, Inc. (Professional Svs.)		10,613	1,049,626
MasTec, Inc. (Construction & Engineering)	(a)	10,886	1,020,018
Mercury Systems, Inc. (Aerospace & Defense)	(a)	10,833	765,351
Middleby Corp. / The (Machinery)	(a)	10,737	1,779,658
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,016	1,052,540
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		9,017	813,243
Nordson Corp. (Machinery)		10,429	2,072,034
nVent Electric PLC (Electrical Equip.)		32,457	905,875
Oshkosh Corp. (Machinery)		13,197	1,565,956
Owens Corning (Building Products)		20,248	1,864,638
Regal Beloit Corp. (Electrical Equip.)		7,838	1,118,326
Ryder System, Inc. (Road & Rail)		10,362	783,885
Simpson Manufacturing Co., Inc. (Building Products)		8,365	867,701
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	17,677	1,193,374
Sunrun, Inc. (Electrical Equip.)	(a)	30,883	1,867,804
Terex Corp. (Machinery)		13,368	615,864
Tetra Tech, Inc. (Commercial Svs. & Supplies)		10,465	1,420,310
Timken Co. / The (Machinery)		13,150	1,067,386
Toro Co. / The (Machinery)		20,771	2,142,321
Trex Co., Inc. (Building Products)	(a)	22,347	2,045,644
Trinity Industries, Inc. (Machinery)		15,853	451,652
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	32,688	704,100
Valmont Industries, Inc. (Construction & Engineering)		4,096	973,496
Watsco, Inc. (Trading Companies & Distributors)		6,344	1,654,198
Werner Enterprises, Inc. (Road & Rail)		11,059	521,653
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Woodward, Inc. (Machinery)		11,315	$ 1,364,928
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	19,723	2,431,846
			77,865,152
Information Technology–14.9%
ACI Worldwide, Inc. (Software)	(a)	22,607	860,196
Alliance Data Systems Corp. (IT Svs.)		9,590	1,074,943
Amkor Technology, Inc. (Semiconductors & Equip.)		20,748	491,935
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,396	1,595,365
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		19,195	796,785
Belden, Inc. (Electronic Equip., Instr. & Comp.)		8,620	382,469
Blackbaud, Inc. (Software)	(a)	9,336	663,603
Brooks Automation, Inc. (Semiconductors & Equip.)		14,322	1,169,391
CDK Global, Inc. (Software)		23,499	1,270,356
Ceridian HCM Holding, Inc. (Software)	(a)	25,269	2,129,419
Ciena Corp. (Communications Equip.)	(a)	29,942	1,638,426
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	11,201	949,733
CMC Materials, Inc. (Semiconductors & Equip.)		5,628	994,974
Cognex Corp. (Electronic Equip., Instr. & Comp.)		33,970	2,819,170
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,718	1,193,135
CommVault Systems, Inc. (Software)	(a)	9,053	583,919
Concentrix Corp. (IT Svs.)	(a)	8,024	1,201,353
Cree, Inc. (Semiconductors & Equip.)	(a)	22,237	2,404,487
Fair Isaac Corp. (Software)	(a)	5,642	2,742,294
First Solar, Inc. (Semiconductors & Equip.)	(a)	16,360	1,428,228
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	20,216	1,382,168
InterDigital, Inc. (Communications Equip.)		5,961	378,226
J2 Global, Inc. (Software)	(a)	8,194	982,133
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		26,135	1,363,202
KBR, Inc. (IT Svs.)		27,181	1,043,479
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,736	1,252,388
LiveRamp Holdings, Inc. (IT Svs.)	(a)	12,914	669,978
Lumentum Holdings, Inc. (Communications Equip.)	(a)	14,608	1,334,441
Manhattan Associates, Inc. (Software)	(a)	12,314	1,445,417
MAXIMUS, Inc. (IT Svs.)		11,861	1,056,103
MKS Instruments, Inc. (Semiconductors & Equip.)		10,656	1,975,836
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		25,402	1,096,985
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	25,109	952,887
NetScout Systems, Inc. (Communications Equip.)	(a)	14,212	400,210
Paylocity Holding Corp. (Software)	(a)	7,240	1,301,969
Perspecta, Inc. (IT Svs.)		26,419	767,472
PTC, Inc. (Software)	(a)	20,287	2,792,506
Qualys, Inc. (Software)	(a)	6,508	681,908
Sabre Corp. (IT Svs.)		61,235	906,890
Sailpoint Technologies Holdings, Inc. (Software)	(a)	17,646	893,593
Science Applications International Corp. (IT Svs.)		11,236	939,217
Semtech Corp. (Semiconductors & Equip.)	(a)	12,543	865,467
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	8,475	1,195,568
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	9,954	2,861,178
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,740	912,731
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		7,966	914,815
Teradata Corp. (Software)	(a)	21,036	810,727
Universal Display Corp. (Semiconductors & Equip.)		8,272	1,958,561
Viasat, Inc. (Communications Equip.)	(a)	12,543	602,942
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		25,563	615,557
Vontier Corp. (Electronic Equip., Instr. & Comp.)	(a)	32,526	984,562

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
WEX, Inc. (IT Svs.)	(a)	8,527	$ 1,784,019
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		32,202	781,543
			64,294,859
Materials–6.5%
AptarGroup, Inc. (Containers & Packaging)		12,579	1,782,067
Ashland Global Holdings, Inc. (Chemicals)		10,540	935,636
Avient Corp. (Chemicals)		17,627	833,228
Cabot Corp. (Chemicals)		10,896	571,386
Chemours Co. / The (Chemicals)		31,882	889,827
Cleveland-Cliffs, Inc. (Metals & Mining)		88,559	1,780,921
Commercial Metals Co. (Metals & Mining)		23,165	714,409
Compass Minerals International, Inc. (Metals & Mining)		6,576	412,447
Domtar Corp. (Paper & Forest Products)		10,624	392,557
Eagle Materials, Inc. (Construction Materials)		8,095	1,088,049
Greif, Inc. Class A (Containers & Packaging)		5,110	291,270
Ingevity Corp. (Chemicals)	(a)	7,801	589,209
Louisiana-Pacific Corp. (Paper & Forest Products)		20,554	1,139,925
Minerals Technologies, Inc. (Chemicals)		6,499	489,505
NewMarket Corp. (Chemicals)		1,408	535,265
Olin Corp. (Chemicals)		27,557	1,046,339
Reliance Steel & Aluminum Co. (Metals & Mining)		12,270	1,868,598
Royal Gold, Inc. (Metals & Mining)		12,659	1,362,362
RPM International, Inc. (Chemicals)		25,113	2,306,629
Scotts Miracle-Gro Co. / The (Chemicals)		7,848	1,922,525
Sensient Technologies Corp. (Chemicals)		8,179	637,962
Silgan Holdings, Inc. (Containers & Packaging)		15,075	633,602
Sonoco Products Co. (Containers & Packaging)		19,399	1,227,957
Steel Dynamics, Inc. (Metals & Mining)		38,674	1,963,092
United States Steel Corp. (Metals & Mining)		50,646	1,325,406
Valvoline, Inc. (Chemicals)		35,029	913,206
Worthington Industries, Inc. (Metals & Mining)		6,672	447,624
			28,101,003
Real Estate–9.2%
American Campus Communities, Inc. (Equity REIT)		26,564	1,146,768
Apartment Income REIT Corp. (Equity REIT)		28,727	1,228,366
Brixmor Property Group, Inc. (Equity REIT)		57,269	1,158,552
Camden Property Trust (Equity REIT)		18,830	2,069,605
CoreSite Realty Corp. (Equity REIT)		8,254	989,242
Corporate Office Properties Trust (Equity REIT)		21,606	568,886
Cousins Properties, Inc. (Equity REIT)		28,669	1,013,449
CyrusOne, Inc. (Equity REIT)		23,247	1,574,287
Douglas Emmett, Inc. (Equity REIT)		31,831	999,493
EastGroup Properties, Inc. (Equity REIT)		7,655	1,096,808
EPR Properties (Equity REIT)		14,428	672,201
First Industrial Realty Trust, Inc. (Equity REIT)		24,922	1,141,178
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Healthcare Realty Trust, Inc. (Equity REIT)		26,981	$ 818,064
Highwoods Properties, Inc. (Equity REIT)		20,062	861,462
Hudson Pacific Properties, Inc. (Equity REIT)		29,139	790,541
JBG SMITH Properties (Equity REIT)		21,337	678,303
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	9,864	1,766,051
Kilroy Realty Corp. (Equity REIT)		20,435	1,341,149
Lamar Advertising Co. Class A (Equity REIT)		16,691	1,567,619
Life Storage, Inc. (Equity REIT)		14,564	1,251,776
Macerich Co. / The (Equity REIT)		22,309	261,015
Medical Properties Trust, Inc. (Equity REIT)		111,925	2,381,764
National Retail Properties, Inc. (Equity REIT)		33,826	1,490,712
Omega Healthcare Investors, Inc. (Equity REIT)		44,730	1,638,460
Park Hotels & Resorts, Inc. (Equity REIT)		45,612	984,307
Pebblebrook Hotel Trust (Equity REIT)		25,308	614,731
Physicians Realty Trust (Equity REIT)		40,654	718,356
PotlatchDeltic Corp. (Equity REIT)		12,915	683,462
PS Business Parks, Inc. (Equity REIT)		3,867	597,761
Rayonier, Inc. (Equity REIT)		26,607	858,076
Rexford Industrial Realty, Inc. (Equity REIT)		25,364	1,278,346
Sabra Health Care REIT, Inc. (Equity REIT)		40,672	706,066
Service Properties Trust (Equity REIT)		31,806	377,219
SL Green Realty Corp. (Equity REIT)		13,383	936,676
Spirit Realty Capital, Inc. (Equity REIT)		22,168	942,140
STORE Capital Corp. (Equity REIT)		46,290	1,550,715
Urban Edge Properties (Equity REIT)		21,234	350,786
Weingarten Realty Investors (Equity REIT)		23,149	622,940
			39,727,332
Utilities–3.5%
ALLETE, Inc. (Electric Utilities)		10,033	674,117
Black Hills Corp. (Multi-Utilities)		12,123	809,453
Essential Utilities, Inc. (Water Utilities)		43,097	1,928,591
Hawaiian Electric Industries, Inc. (Electric Utilities)		21,077	936,451
IDACORP, Inc. (Electric Utilities)		9,742	973,908
MDU Resources Group, Inc. (Multi-Utilities)		38,697	1,223,212
National Fuel Gas Co. (Gas Utilities)		17,595	879,574
New Jersey Resources Corp. (Gas Utilities)		18,576	740,625
NorthWestern Corp. (Multi-Utilities)		9,762	636,483
OGE Energy Corp. (Electric Utilities)		38,603	1,249,193
ONE Gas, Inc. (Gas Utilities)		10,276	790,327
PNM Resources, Inc. (Electric Utilities)		16,565	812,513
Southwest Gas Holdings, Inc. (Gas Utilities)		11,043	758,765
Spire, Inc. (Gas Utilities)		9,971	736,757
UGI Corp. (Gas Utilities)		40,238	1,650,160
			14,800,129
Total Common Stocks (Cost $324,307,994)			$436,147,524
Total Investments – 101.3% (Cost $324,307,994)	(b)		$436,147,524
Liabilities in Excess of Other Assets – (1.3)%	(c)		(5,568,089)
Net Assets – 100.0%			$430,579,435

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $216,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	16	June 18, 2021	$4,123,306	$4,168,480	$45,174	$(2,057)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–96.8%		Shares	Value
Communication Services–11.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	1,329	$ 2,741,089
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,359	2,811,268
Altice U.S.A., Inc. Class A (Media)	(a)	6,780	220,553
Electronic Arts, Inc. (Entertainment)		2,676	362,250
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	13,852	4,079,830
Lions Gate Entertainment Corp. Class B (Entertainment)	(a)	7,172	92,519
Netflix, Inc. (Entertainment)	(a)	2,240	1,168,518
New York Times Co. / The Class A (Media)		3,643	184,409
Roku, Inc. (Entertainment)	(a)	1,072	349,225
Spotify Technology SA (Entertainment)	(a)	782	209,537
Take-Two Interactive Software, Inc. (Entertainment)	(a)	147	25,975
Twitter, Inc. (Interactive Media & Svs.)	(a)	2,558	162,766
Zynga, Inc. Class A (Entertainment)	(a)	30,502	311,425
			12,719,364
Consumer Discretionary–15.5%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,234	6,912,175
Aramark (Hotels, Restaurants & Leisure)		553	20,892
Best Buy Co., Inc. (Specialty Retail)		1,529	175,544
BorgWarner, Inc. (Auto Components)		5,678	263,232
Chegg, Inc. (Diversified Consumer Svs.)	(a)	636	54,480
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	568	807,026
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		895	203,541
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	175	14,079
eBay, Inc. (Internet & Direct Marketing Retail)		5,842	357,764
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	1,744	351,712
Home Depot, Inc. / The (Specialty Retail)		1,724	526,251
iRobot Corp. (Household Durables)	(a)	902	110,206
Kohl's Corp. (Multiline Retail)		2,469	147,177
Lowe's Cos., Inc. (Specialty Retail)		3,310	629,496
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,447	443,809
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		6,324	840,396
Nordstrom, Inc. (Multiline Retail)		11,743	444,707
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	340	26,282
Pool Corp. (Distributors)		2,328	803,719
Target Corp. (Multiline Retail)		1,922	380,691
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	4,849	231,152
Tesla, Inc. (Automobiles)	(a)	4,176	2,789,276
TJX Cos., Inc. / The (Specialty Retail)		1,632	107,957
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		741	45,320
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	77	24,236
Wendy's Co. / The (Hotels, Restaurants & Leisure)		24,576	497,910
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		6,778	472,969
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	1,355	169,876
			17,851,875
Consumer Staples–4.6%
Coca-Cola Co. / The (Beverages)		11,289	595,043
Colgate-Palmolive Co. (Household Products)		9,084	716,092
Costco Wholesale Corp. (Food & Staples Retailing)		6,068	2,138,849
Herbalife Nutrition Ltd. (Personal Products)	(a)	1,583	70,222
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Hershey Co. / The (Food Products)		3,131	$ 495,199
Kellogg Co. (Food Products)		7,797	493,550
McCormick & Co., Inc. (Food Products)		3,591	320,173
PepsiCo, Inc. (Beverages)		3,528	499,036
			5,328,164
Energy–0.6%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,279	236,121
Schlumberger N.V. (Energy Equip. & Svs.)		15,315	416,415
			652,536
Financials–2.3%
Allstate Corp. / The (Insurance)		207	23,784
Essent Group Ltd. (Thrifts & Mortgage Finance)		3,648	173,244
First American Financial Corp. (Insurance)		1,592	90,187
Marsh & McLennan Cos., Inc. (Insurance)		2,063	251,273
Morgan Stanley (Capital Markets)		16,482	1,279,992
Morningstar, Inc. (Capital Markets)		361	81,239
Progressive Corp. / The (Insurance)		647	61,860
Rocket Cos., Inc. Class A (Thrifts & Mortgage Finance)		1,132	26,138
Signature Bank (Banks)		140	31,654
T. Rowe Price Group, Inc. (Capital Markets)		646	110,854
Voya Financial, Inc. (Diversified Financial Svs.)		8,097	515,293
			2,645,518
Health Care–12.7%
AbbVie, Inc. (Biotechnology)		14,243	1,541,377
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	89	28,367
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	469	18,882
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		4,602	585,098
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,156	626,009
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,199	377,706
Amgen, Inc. (Biotechnology)		3,646	907,161
Anthem, Inc. (Health Care Providers & Svs.)		731	262,392
Biogen, Inc. (Biotechnology)	(a)	298	83,365
Bristol-Myers Squibb Co. (Pharmaceuticals)		23,391	1,476,674
Bruker Corp. (Life Sciences Tools & Svs.)		6,043	388,444
Cardinal Health, Inc. (Health Care Providers & Svs.)		3,961	240,631
Centene Corp. (Health Care Providers & Svs.)	(a)	222	14,188
Cerner Corp. (Health Care Technology)		4,342	312,103
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,535	551,664
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	2,543	212,697
Gilead Sciences, Inc. (Biotechnology)		10,540	681,200
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,775	122,901
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		545	60,212
Humana, Inc. (Health Care Providers & Svs.)		305	127,871
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,672	818,126
Insulet Corp. (Health Care Equip. & Supplies)	(a)	537	140,114
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	286	211,337
Johnson & Johnson (Pharmaceuticals)		2,191	360,091
McKesson Corp. (Health Care Providers & Svs.)		3,519	686,346
Merck & Co., Inc. (Pharmaceuticals)		2,545	196,194
Moderna, Inc. (Biotechnology)	(a)	1,730	226,543
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	1,443	54,603

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Quidel Corp. (Health Care Equip. & Supplies)	(a)	246	$ 31,471
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	599	283,411
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	5,924	147,863
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,938	1,465,212
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,119	1,100,022
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		694	195,555
Zoetis, Inc. (Pharmaceuticals)		948	149,291
			14,685,121
Industrials–5.0%
Copart, Inc. (Commercial Svs. & Supplies)	(a)	8,813	957,180
Equifax, Inc. (Professional Svs.)		492	89,116
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,325	788,829
Honeywell International, Inc. (Industrial Conglomerates)		3,096	672,049
IAA, Inc. (Commercial Svs. & Supplies)	(a)	5,525	304,648
IHS Markit Ltd. (Professional Svs.)		4,511	436,575
Landstar System, Inc. (Road & Rail)		1,119	184,702
Lennox International, Inc. (Building Products)		1,591	495,740
Lockheed Martin Corp. (Aerospace & Defense)		1,096	404,972
Mercury Systems, Inc. (Aerospace & Defense)	(a)	2,210	156,137
Quanta Services, Inc. (Construction & Engineering)		529	46,541
Roper Technologies, Inc. (Industrial Conglomerates)		219	88,331
Schneider National, Inc. Class B (Road & Rail)		1,919	47,917
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,643	280,526
Trane Technologies PLC (Building Products)		3,489	577,639
Trex Co., Inc. (Building Products)	(a)	580	53,093
W.W. Grainger, Inc. (Trading Companies & Distributors)		588	235,747
			5,819,742
Information Technology–42.7%
Accenture PLC Class A (IT Svs.)		7,176	1,982,370
Adobe, Inc. (Software)	(a)	5,821	2,767,129
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	9,804	769,614
Apple, Inc. (Tech. Hardware, Storage & Periph.)		91,931	11,229,372
Applied Materials, Inc. (Semiconductors & Equip.)		12,578	1,680,421
Autodesk, Inc. (Software)	(a)	1,909	529,079
Automatic Data Processing, Inc. (IT Svs.)		4,379	825,310
Cadence Design Systems, Inc. (Software)	(a)	9,275	1,270,582
Cognex Corp. (Electronic Equip., Instr. & Comp.)		568	47,138
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	3,151	277,761
DocuSign, Inc. (Software)	(a)	1,022	206,904
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	774	125,512
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,325	262,291
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		17,869	281,258
HubSpot, Inc. (Software)	(a)	1,263	573,667
Intel Corp. (Semiconductors & Equip.)		7,511	480,704
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Intuit, Inc. (Software)		5,207	$ 1,994,593
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,209	107,178
Lam Research Corp. (Semiconductors & Equip.)		615	366,073
Mastercard, Inc. Class A (IT Svs.)		5,121	1,823,332
Microsoft Corp. (Software)		40,170	9,470,881
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		668	48,544
New Relic, Inc. (Software)	(a)	804	49,430
NVIDIA Corp. (Semiconductors & Equip.)		2,568	1,371,132
PayPal Holdings, Inc. (IT Svs.)	(a)	9,707	2,357,248
QUALCOMM, Inc. (Semiconductors & Equip.)		11,617	1,540,298
Qualtrics International, Inc. Class A (Software)	(a)	1,199	39,459
RingCentral, Inc. Class A (Software)	(a)	36	10,724
salesforce.com, Inc. (Software)	(a)	1,545	327,339
ServiceNow, Inc. (Software)	(a)	3,581	1,790,894
Slack Technologies, Inc. Class A (Software)	(a)	1,312	53,307
Splunk, Inc. (Software)	(a)	240	32,515
Square, Inc. Class A (IT Svs.)	(a)	1,401	318,097
Universal Display Corp. (Semiconductors & Equip.)		507	120,042
Visa, Inc. (IT Svs.)		10,735	2,272,921
VMware, Inc. Class A (Software)	(a)	2,927	440,367
Workday, Inc. Class A (Software)	(a)	1,351	335,629
Xilinx, Inc. (Semiconductors & Equip.)		1,105	136,909
Zendesk, Inc. (Software)	(a)	2,989	396,401
Zoom Video Communications, Inc. Class A (Software)	(a)	1,465	470,690
			49,183,115
Materials–1.1%
Crown Holdings, Inc. (Containers & Packaging)		3,528	342,357
PPG Industries, Inc. (Chemicals)		5,976	897,954
			1,240,311
Real Estate–1.2%
Brixmor Property Group, Inc. (Equity REIT)		3,657	73,981
Equinix, Inc. (Equity REIT)		1,721	1,169,574
Regency Centers Corp. (Equity REIT)		635	36,011
Simon Property Group, Inc. (Equity REIT)		748	85,100
			1,364,666
Utilities–0.1%
Avangrid, Inc. (Electric Utilities)		472	23,511
Consolidated Edison, Inc. (Multi-Utilities)		314	23,487
Eversource Energy (Electric Utilities)		231	20,002
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	2,172	88,661
			155,661
Total Common Stocks (Cost $92,223,628)			$111,646,073

Money Market Funds–3.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(b)	3,411,847	$ 3,412,871
Total Money Market Funds (Cost $3,412,850)			$3,412,871
Total Investments – 99.8% (Cost $95,636,478)	(c)		$115,058,944
Other Assets in Excess of Liabilities – 0.2%	(d)		207,416
Net Assets – 100.0%			$115,266,360

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $224,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	14	June 18, 2021	$3,622,052	$3,665,130	$43,078	$55,065
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks–50.3%		Shares	Value
Communication Services–6.6%
Activision Blizzard, Inc. (Entertainment)		12,540	$ 1,166,220
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	6,253	12,935,144
Comcast Corp. Class A (Media)		18,947	1,025,222
Electronic Arts, Inc. (Entertainment)		18,484	2,502,179
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	30,105	8,866,826
Take-Two Interactive Software, Inc. (Entertainment)	(a)	6,216	1,098,367
Verizon Communications, Inc. (Diversified Telecom. Svs.)		16,747	973,838
			28,567,796
Consumer Discretionary–6.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,105	9,607,118
AutoZone, Inc. (Specialty Retail)	(a)	1,664	2,336,755
Burlington Stores, Inc. (Specialty Retail)	(a)	1,773	529,772
Chegg, Inc. (Diversified Consumer Svs.)	(a)	6,305	540,086
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,228	1,397,016
Dollar General Corp. (Multiline Retail)		4,836	979,870
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,860	1,051,879
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	3,530	711,895
Garmin Ltd. (Household Durables)		3,930	518,171
Home Depot, Inc. / The (Specialty Retail)		18,710	5,711,228
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,333	747,059
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		24,358	3,236,935
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,634	1,336,097
Ross Stores, Inc. (Specialty Retail)		6,120	733,849
			29,437,730
Consumer Staples–3.4%
British American Tobacco PLC – ADR (Tobacco)		17,750	687,635
Coca-Cola Co. / The (Beverages)		16,978	894,910
Colgate-Palmolive Co. (Household Products)		5,390	424,894
Costco Wholesale Corp. (Food & Staples Retailing)		8,264	2,912,895
Koninklijke Ahold Delhaize N.V. – ADR (Food & Staples Retailing)		9,400	262,354
Monster Beverage Corp. (Beverages)	(a)	44,262	4,031,825
PepsiCo, Inc. (Beverages)		3,090	437,080
Philip Morris International, Inc. (Tobacco)		19,870	1,763,264
Procter & Gamble Co. / The (Household Products)		11,488	1,555,820
Walmart, Inc. (Food & Staples Retailing)		11,742	1,594,916
			14,565,593
Energy–0.2%
Royal Dutch Shell PLC Class B – ADR (Oil, Gas & Consumable Fuels)		23,527	866,499
Financials–2.4%
American Financial Group, Inc. (Insurance)		5,870	669,767
Bank of America Corp. (Banks)		13,860	536,243
CME Group, Inc. (Capital Markets)		7,217	1,473,928
Everest RE Group Ltd. (Insurance)		3,710	919,375
Intercontinental Exchange, Inc. (Capital Markets)		11,219	1,252,938
JPMorgan Chase & Co. (Banks)		9,535	1,451,513
MarketAxess Holdings, Inc. (Capital Markets)		681	339,084
Progressive Corp. / The (Insurance)		8,665	828,461
RenaissanceRe Holdings Ltd. (Insurance)		3,804	609,591
S&P Global, Inc. (Capital Markets)		2,191	773,138
T. Rowe Price Group, Inc. (Capital Markets)		4,266	732,046
U.S. Bancorp (Banks)		14,391	795,966
			10,382,050
Health Care–9.0%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,747	556,821
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,885	2,103,844
Anthem, Inc. (Health Care Providers & Svs.)		4,042	1,450,876
Bristol-Myers Squibb Co. (Pharmaceuticals)		21,219	1,339,556
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	26,799	2,241,468
Eli Lilly & Co. (Pharmaceuticals)		2,671	498,996
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,210	1,570,685
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	1,960	752,758
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,360	3,221,778
Johnson & Johnson (Pharmaceuticals)		8,060	1,324,661
Medtronic PLC (Health Care Equip. & Supplies)		4,671	551,785

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merck & Co., Inc. (Pharmaceuticals)		21,654	$ 1,669,307
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	500	577,845
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,310	2,039,233
Roche Holding AG – ADR (Pharmaceuticals)		30,340	1,230,590
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,010	460,944
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		22,274	8,287,487
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,140	820,294
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	15,687	3,370,980
Zoetis, Inc. (Pharmaceuticals)		29,616	4,663,928
			38,733,836
Industrials–3.2%
Allegion PLC (Building Products)		8,530	1,071,538
AMETEK, Inc. (Electrical Equip.)		5,070	647,591
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,190	495,282
Copart, Inc. (Commercial Svs. & Supplies)	(a)	16,072	1,745,580
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,870	612,331
IDEX Corp. (Machinery)		3,080	644,706
L3Harris Technologies, Inc. (Aerospace & Defense)		6,807	1,379,643
Lennox International, Inc. (Building Products)		1,600	498,544
Lockheed Martin Corp. (Aerospace & Defense)		2,870	1,060,465
Masco Corp. (Building Products)		14,013	839,379
Regal Beloit Corp. (Electrical Equip.)		7,660	1,092,929
RELX PLC – ADR (Professional Svs.)		20,690	520,560
Robert Half International, Inc. (Professional Svs.)		7,370	575,376
Roper Technologies, Inc. (Industrial Conglomerates)		4,284	1,727,908
Trex Co., Inc. (Building Products)	(a)	4,328	396,185
Verisk Analytics, Inc. (Professional Svs.)		1,820	321,576
			13,629,593
Information Technology–16.3%
Adobe, Inc. (Software)	(a)	6,947	3,302,395
Amdocs Ltd. (IT Svs.)		6,750	473,513
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,208	871,332
Apple, Inc. (Tech. Hardware, Storage & Periph.)		25,267	3,086,364
Arista Networks, Inc. (Communications Equip.)	(a)	2,973	897,519
ASML Holding N.V. (Semiconductors & Equip.)		3,390	2,092,850
Automatic Data Processing, Inc. (IT Svs.)		7,263	1,368,858
Booz Allen Hamilton Holding Corp. (IT Svs.)		7,400	595,922
Broadcom, Inc. (Semiconductors & Equip.)		1,260	584,212
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,514	1,079,696
Check Point Software Technologies Ltd. (Software)	(a)	6,320	707,650
Citrix Systems, Inc. (Software)		11,048	1,550,697
Cognex Corp. (Electronic Equip., Instr. & Comp.)		7,790	646,492
EPAM Systems, Inc. (IT Svs.)	(a)	2,297	911,197
Fidelity National Information Services, Inc. (IT Svs.)		9,695	1,363,214
Fortinet, Inc. (Software)	(a)	10,024	1,848,626
Genpact Ltd. (IT Svs.)		27,460	1,175,837
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,726	1,207,842
KLA-Tencor Corp. (Semiconductors & Equip.)		2,818	931,067
Mastercard, Inc. Class A (IT Svs.)		3,358	1,195,616
Microsoft Corp. (Software)		68,709	16,199,521
Motorola Solutions, Inc. (Communications Equip.)		6,390	1,201,639
Nice Ltd. – ADR (Software)	(a)	1,650	359,651
NortonLifeLock, Inc. (Software)		49,830	1,059,386
Nuance Communications, Inc. (Software)	(a)	5,130	223,873
NVIDIA Corp. (Semiconductors & Equip.)		3,936	2,101,548
Oracle Corp. (Software)		36,965	2,593,834
Paychex, Inc. (IT Svs.)		17,931	1,757,597
PayPal Holdings, Inc. (IT Svs.)	(a)	12,230	2,969,933
QUALCOMM, Inc. (Semiconductors & Equip.)		27,061	3,588,018
Texas Instruments, Inc. (Semiconductors & Equip.)		10,984	2,075,866
Tyler Technologies, Inc. (Software)	(a)	1,720	730,192
Visa, Inc. (IT Svs.)		33,316	7,053,997
Xilinx, Inc. (Semiconductors & Equip.)		17,903	2,218,182
			70,024,136
Materials–1.1%
Reliance Steel & Aluminum Co. (Metals & Mining)		7,792	1,186,644

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Materials (continued)
Sealed Air Corp. (Containers & Packaging)	9,880	$ 452,701
Sherwin-Williams Co. / The (Chemicals)	3,970	2,929,900
		4,569,245
Real Estate–0.3%
American Campus Communities, Inc. (Equity REIT)	7,110	306,939
CubeSmart (Equity REIT)	10,440	394,945
Sun Communities, Inc. (Equity REIT)	3,090	463,624
		1,165,508
Utilities–1.0%
Alliant Energy Corp. (Electric Utilities)	12,322	667,359
Ameren Corp. (Multi-Utilities)	16,641	1,353,912
American Electric Power Co., Inc. (Electric Utilities)	4,900	415,030
Dominion Energy, Inc. (Multi-Utilities)	10,460	794,542
NextEra Energy, Inc. (Electric Utilities)	17,260	1,305,028
		4,535,871
Total Common Stocks (Cost $156,183,404)		$216,477,857

Corporate Bonds–17.4%		Rate	Maturity	Face Amount	Value
Communication Services–2.2%
AT&T, Inc. (Diversified Telecom. Svs.)		2.750%	06/01/2031	$ 10,000	$ 9,960
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.500%	09/15/2053	293,000	270,772
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.550%	09/15/2055	123,000	112,558
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.800%	12/01/2057	208,000	197,888
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.650%	09/15/2059	33,000	30,164
Cable One, Inc. (Media)	(b)	4.000%	11/15/2030	129,000	127,607
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	596,548
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	502,000	495,418
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	80,725
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.375%	05/01/2047	49,000	56,879
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	265,000	284,270
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	548,000	512,547
Comcast Corp. (Media)		3.100%	04/01/2025	80,000	86,415
Comcast Corp. (Media)		3.150%	03/01/2026	146,000	158,490
Comcast Corp. (Media)		3.300%	04/01/2027	218,000	237,665
Comcast Corp. (Media)		4.150%	10/15/2028	123,000	140,765
Comcast Corp. (Media)		2.650%	02/01/2030	113,000	115,676
Comcast Corp. (Media)		3.400%	04/01/2030	218,000	236,034
Comcast Corp. (Media)		4.250%	10/15/2030	205,000	235,551
Comcast Corp. (Media)		4.600%	10/15/2038	122,000	147,265
Comcast Corp. (Media)		3.750%	04/01/2040	87,000	95,457
Comcast Corp. (Media)		4.950%	10/15/2058	111,000	145,228
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	325,609
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		6.450%	06/15/2021	124,000	124,899
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	102,000	105,580
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	374,966
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	1.810%	01/26/2026	201,000	201,622
Tencent Holdings Ltd. (Interactive Media & Svs.)		2.390%	06/03/2030	200,000	193,157
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	3.240%	06/03/2050	201,000	185,079
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.500%	04/15/2025	264,000	284,824
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	71,316
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.750%	04/15/2027	673,000	735,697
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	74,000	74,555
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.875%	04/15/2030	226,000	245,291
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	143,000	138,210
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	4.375%	04/15/2040	78,000	86,663
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	4.500%	04/15/2050	91,000	102,183
TWDC Enterprises 18 Corp. (Entertainment)		4.125%	06/01/2044	256,000	290,924
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	108,000	113,910
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.400%	03/22/2041	457,000	463,940
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	93,000	111,567

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.522%	09/15/2048	$ 69,000	$ 80,032
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	77,000	82,870
ViacomCBS, Inc. (Media)		4.950%	01/15/2031	71,000	83,735
Weibo Corp. (Interactive Media & Svs.)		3.375%	07/08/2030	527,000	524,260
					9,374,771
Consumer Discretionary–2.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	3.500%	02/15/2029	270,000	262,575
Advance Auto Parts, Inc. (Specialty Retail)		1.750%	10/01/2027	84,000	82,759
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	125,000	135,831
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)		2.125%	02/09/2031	459,000	437,859
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	60,000	69,184
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	328,381
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	404,000	470,602
Dollar General Corp. (Multiline Retail)		3.500%	04/03/2030	187,000	201,611
Falabella SA (Multiline Retail)		3.750%	10/30/2027	200,000	215,463
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	92,897
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	103,161
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	132,740
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	308,276
General Motors Co. (Automobiles)		5.400%	04/01/2048	90,000	106,689
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	519,000	558,164
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	05/01/2031	360,000	360,000
InRetail Consumer (Multiline Retail)	(b)	3.250%	03/22/2028	229,000	228,659
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.200%	08/08/2024	108,000	112,603
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		2.900%	06/25/2025	191,000	195,536
Lear Corp. (Auto Components)		3.800%	09/15/2027	37,000	40,285
Lear Corp. (Auto Components)		3.500%	05/30/2030	113,000	117,812
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	(b)	3.500%	03/01/2031	153,000	147,645
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	361,000	414,245
Mattel, Inc. (Leisure Products)	(b)	3.375%	04/01/2026	128,000	132,152
Mattel, Inc. (Leisure Products)	(b)	3.750%	04/01/2029	127,000	127,794
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	299,122
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	294,000	301,511
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	93,948
Newell Brands, Inc. (Household Durables)		4.875%	06/01/2025	27,000	29,801
Newell Brands, Inc. (Household Durables)		4.700%	04/01/2026	113,000	124,683
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.400%	03/27/2025	98,000	103,299
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.750%	03/27/2027	152,000	161,971
Nissan Motor Co. Ltd. (Automobiles)	(b)	4.345%	09/17/2027	430,000	467,635
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	6,559
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	53,268
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	254,230
Prosus N.V. (Internet & Direct Marketing Retail)	(b)	3.680%	01/21/2030	216,000	222,941
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2.950%	06/15/2030	413,000	426,023
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	318,677
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	10.875%	06/01/2023	136,000	156,441
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	11.500%	06/01/2025	240,000	279,900
Starbucks Corp. (Hotels, Restaurants & Leisure)		4.450%	08/15/2049	180,000	208,845
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	08/26/2028	292,000	305,227
					9,197,004
Consumer Staples–2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(b)	3.500%	03/15/2029	156,000	148,456
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	2.950%	01/25/2030	77,000	78,615
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	121,795
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	280,000	292,946
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	268,000	320,138
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.150%	01/23/2025	512,000	568,988
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		3.500%	06/01/2030	570,000	617,285
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	190,000	214,813
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	192,000	217,846
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.750%	04/15/2058	162,000	186,727
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	06/01/2060	136,000	153,278
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	202,616
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	435,000	428,280
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	124,163
Cargill, Inc. (Food Products)	(b)	1.375%	07/23/2023	77,000	78,582
Cargill, Inc. (Food Products)	(b)	2.125%	04/23/2030	113,000	111,071

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Cencosud SA (Food & Staples Retailing)		5.150%	02/12/2025	$ 276,000	$ 307,920
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	263,000	290,435
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	200,490
Coca-Cola Co. / The (Beverages)		4.200%	03/25/2050	197,000	231,092
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	154,000	154,641
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	171,000	156,419
Estee Lauder Cos., Inc. / The (Personal Products)		2.600%	04/15/2030	412,000	424,510
Fomento Economico Mexicano S.A.B de C.V. (Beverages)		3.500%	01/16/2050	182,000	181,287
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	162,762
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	76,000	83,220
Kimberly-Clark de Mexico S.A.B de C.V. (Household Products)	(b)	2.431%	07/01/2031	274,000	267,293
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	119,500
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	29,910
Mondelez International Holdings Netherlands BV (Food Products)	(b)	2.250%	09/19/2024	249,000	260,295
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	41,000	41,858
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	187,000	196,923
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	61,691
PepsiCo, Inc. (Beverages)		3.625%	03/19/2050	155,000	170,968
PepsiCo, Inc. (Beverages)		3.875%	03/19/2060	47,000	52,974
Procter & Gamble Co. / The (Household Products)		2.800%	03/25/2027	119,000	128,181
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	73,194
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	73,297
Sysco Corp. (Food & Staples Retailing)		5.650%	04/01/2025	217,000	252,328
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	71,491
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	473,000	591,050
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2040	270,000	376,658
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2050	334,000	482,420
					9,308,406
Energy–1.1%
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	153,000	152,878
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	479,000	427,213
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.375%	07/15/2025	35,000	39,333
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	587,055
Chevron U.S.A., Inc. (Oil, Gas & Consumable Fuels)		5.250%	11/15/2043	227,000	293,686
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		7.375%	10/15/2045	263,000	372,088
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	141,373
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.250%	04/15/2049	196,000	230,066
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	258,000	281,179
Husky Energy, Inc. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2029	164,000	175,074
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	77,147
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2041	67,000	89,073
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	142,000	178,296
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	241,000	264,068
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	223,000	305,511
Tengizchevroil Finance Co. International Ltd. (Oil, Gas & Consumable Fuels)	(b)	3.250%	08/15/2030	205,000	204,026
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		4.100%	04/15/2030	413,000	460,365
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		6.100%	06/01/2040	235,000	304,532
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	287,000	309,039
					4,892,002
Financials–3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		6.500%	07/15/2025	271,000	315,926
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	313,771
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	2.875%	01/20/2022	25,000	25,362
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.875%	05/01/2023	122,000	127,341
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.375%	01/30/2024	50,000	53,152
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	5.500%	12/15/2024	148,000	165,485
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.125%	08/01/2025	3,000	3,197
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.875%	10/01/2025	57,000	62,038
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	1.950%	01/30/2026	167,000	162,709
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.500%	11/01/2027	50,000	51,475
Banco de Credito del Peru (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(b)(c)	3.125%	07/01/2030	244,000	244,512
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	501,000	547,991
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	195,030
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	678,000	676,585

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	$ 306,000	$ 322,113
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	341,354
Capital One Financial Corp. (Consumer Finance)		2.600%	05/11/2023	349,000	362,957
Charles Schwab Corp. / The (Capital Markets)		4.625%	03/22/2030	299,000	351,720
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	570,000	626,534
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	380,000	433,661
Citizens Financial Group, Inc. (Banks)	(b)	2.638%	09/30/2032	114,000	109,155
GE Capital Funding LLC (Diversified Financial Svs.)	(b)	4.400%	05/15/2030	401,000	453,993
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	194,137
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	59,379
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	109,940
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.350%	06/08/2025	406,000	425,474
HSBC Holdings PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes USISDA05 + 437) (Banks)	(c)	6.375%	Perpetual	212,000	233,624
ING Groep N.V. (Rate is fixed until 04/01/2031, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.727%	04/01/2032	456,000	455,726
JPMorgan Chase & Co. (Rate is fixed until 04/22/2025, at which point, the rate becomes SOFR + 185) (Banks)	(c)	2.083%	04/22/2026	933,000	958,251
JPMorgan Chase & Co. (Rate is fixed until 01/29/2026, at which point, the rate becomes QL + 125) (Banks)	(c)	3.960%	01/29/2027	508,000	561,826
JPMorgan Chase & Co. (Rate is fixed until 02/01/2027, at which point, the rate becomes QL + 134) (Banks)	(c)	3.782%	02/01/2028	191,000	210,517
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	460,000	526,913
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	221,558
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(c)	4.493%	03/24/2031	171,000	197,022
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	396,000	438,204
Morgan Stanley (Rate is fixed until 07/22/2027, at which point, the rate becomes QL + 134) (Capital Markets)	(c)	3.591%	07/22/2028	251,000	273,637
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(c)	4.431%	01/23/2030	408,000	467,164
SLM Corp. (Consumer Finance)		4.200%	10/29/2025	233,000	244,655
UniCredit SpA (Rate is fixed until 09/22/2025, at which point, the rate becomes H15T1Y + 230) (Banks)	(b)(c)	2.569%	09/22/2026	435,000	436,738
Wells Fargo & Co. (Rate is fixed until 02/11/2025, at which point, the rate becomes QL + 75) (Banks)	(c)	2.164%	02/11/2026	651,000	671,576
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(c)	2.879%	10/30/2030	298,000	306,973
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes SOFR + 403) (Banks)	(c)	4.478%	04/04/2031	545,000	627,605
					13,566,980
Health Care–1.1%
AbbVie, Inc. (Biotechnology)		3.450%	03/15/2022	292,000	298,729
AbbVie, Inc. (Biotechnology)		3.250%	10/01/2022	175,000	181,007
AbbVie, Inc. (Biotechnology)		2.800%	03/15/2023	14,000	14,516
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	174,207
AbbVie, Inc. (Biotechnology)		3.800%	03/15/2025	210,000	229,433
Baxter International, Inc. (Health Care Equip. & Supplies)	(b)	3.950%	04/01/2030	238,000	267,828
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	151,262
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	78,977
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	125,000	136,602
Centene Corp. (Health Care Providers & Svs.)	(b)	5.375%	06/01/2026	371,000	387,955
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	326,000	342,912
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	406,947
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	213,986
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	114,000	113,034
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	51,999
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	76,700
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	35,262
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	103,000	116,965
CVS Health Corp. (Health Care Providers & Svs.)		4.125%	04/01/2040	141,000	155,707
CVS Health Corp. (Health Care Providers & Svs.)		5.050%	03/25/2048	320,000	392,845
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	134,447
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	72,572
DH Europe Finance II SARL (Health Care Equip. & Supplies)		3.400%	11/15/2049	91,000	92,136

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	$ 80,000	$ 83,043
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.497%	03/25/2030	372,000	433,095
					4,642,166
Industrials–1.7%
Air Lease Corp. (Trading Companies & Distributors)		3.875%	07/03/2023	22,000	23,391
Air Lease Corp. (Trading Companies & Distributors)		4.250%	02/01/2024	87,000	94,407
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	81,000	84,047
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	15,779
Aircastle Ltd. (Trading Companies & Distributors)		5.000%	04/01/2023	13,000	13,856
Aircastle Ltd. (Trading Companies & Distributors)		4.400%	09/25/2023	145,000	154,427
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	61,265
Aircastle Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/11/2025	149,000	162,684
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	22,234
Aircastle Ltd. (Trading Companies & Distributors)	(b)	2.850%	01/26/2028	332,000	317,632
Allison Transmission, Inc. (Machinery)	(b)	3.750%	01/30/2031	232,000	224,750
BAE Systems PLC (Aerospace & Defense)	(b)	3.400%	04/15/2030	200,000	212,292
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	145,000	150,140
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	116,000	119,793
CITIC Ltd. (Industrial Conglomerates)		2.850%	02/25/2030	230,000	227,969
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.500%	10/20/2025	134,058	143,093
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.750%	10/20/2028	156,000	169,634
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(b)	6.950%	01/17/2028	212,000	233,090
Empresa de Transporte de Pasajeros Metro SA (Road & Rail)	(b)	3.650%	05/07/2030	200,000	216,941
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	423,000	446,800
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	154,100
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	249,118
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	241,000	266,408
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2040	167,000	196,583
General Electric Co. (Industrial Conglomerates)		3.450%	05/01/2027	105,000	114,025
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	129,000	172,778
General Electric Co. (Industrial Conglomerates)		4.250%	05/01/2040	79,000	86,711
General Electric Co. (Industrial Conglomerates)		4.350%	05/01/2050	138,000	153,172
GFL Environmental, Inc. (Commercial Svs. & Supplies)	(b)	3.500%	09/01/2028	234,000	226,980
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	223,667
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		4.200%	05/01/2030	366,000	405,996
Northrop Grumman Corp. (Aerospace & Defense)		4.400%	05/01/2030	205,000	236,226
Northrop Grumman Corp. (Aerospace & Defense)		5.150%	05/01/2040	90,000	112,900
Northrop Grumman Corp. (Aerospace & Defense)		5.250%	05/01/2050	115,000	149,030
United Parcel Service, Inc. (Air Freight & Logistics)		3.900%	04/01/2025	173,000	191,462
United Parcel Service, Inc. (Air Freight & Logistics)		4.450%	04/01/2030	151,000	176,489
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	101,000	127,360
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	189,000	205,491
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	47,607
Westinghouse Air Brake Technologies Corp. (Machinery)		3.450%	11/15/2026	66,000	71,132
Westinghouse Air Brake Technologies Corp. (Machinery)		4.950%	09/15/2028	606,000	690,453
					7,351,912
Information Technology–1.4%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.400%	08/20/2050	288,000	248,071
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.500%	01/15/2028	47,000	49,901
Broadcom, Inc. (Semiconductors & Equip.)		4.110%	09/15/2028	44,000	48,103
Broadcom, Inc. (Semiconductors & Equip.)		5.000%	04/15/2030	80,000	91,177
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	539,000	581,775
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.500%	02/15/2041	213,000	203,999
Dell International LLC / EMC Corp. (Computers & Peripherals)	(b)	5.875%	06/15/2021	151,000	151,189
Global Payments, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	211,551
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	78,991
Infor, Inc. (Software)	(b)	1.750%	07/15/2025	106,000	107,137
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	51,000	57,754
Mastercard, Inc. (IT Svs.)		3.300%	03/26/2027	256,000	281,397
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	324,000	356,864
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	366,000	379,868
Micron Technology, Inc. (Semiconductors & Equip.)		4.185%	02/15/2027	391,000	434,126
Oracle Corp. (Software)		2.500%	04/01/2025	216,000	226,955
Oracle Corp. (Software)		2.800%	04/01/2027	530,000	558,165
Oracle Corp. (Software)		3.950%	03/25/2051	265,000	273,179
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	240,000	250,040
SK Hynix, Inc. (Semiconductors & Equip.)	(b)	2.375%	01/19/2031	304,000	287,461
Visa, Inc. (IT Svs.)		1.900%	04/15/2027	452,000	463,267

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	$ 220,000	$ 219,615
VMware, Inc. (Software)		4.500%	05/15/2025	261,000	291,104
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	332,120
					6,183,809
Materials–0.7%
Alpek S.A.B de C.V. (Chemicals)	(b)	3.250%	02/25/2031	383,000	378,787
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	3.250%	09/01/2028	308,000	304,418
Avery Dennison Corp. (Containers & Packaging)		2.650%	04/30/2030	299,000	300,653
Axalta Coating Systems LLC (Chemicals)	(b)	3.375%	02/15/2029	220,000	214,544
Cemex S.A.B de C.V. (Construction Materials)	(b)	3.875%	07/11/2031	380,000	370,880
Ecolab, Inc. (Chemicals)		4.800%	03/24/2030	135,000	161,490
Fresnillo PLC (Metals & Mining)	(b)	4.250%	10/02/2050	432,000	424,440
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	100,243
Indonesia Asahan Aluminium Persero PT (Metals & Mining)	(b)	4.750%	05/15/2025	240,000	260,808
Industrias Penoles S.A.B de C.V. (Metals & Mining)	(b)	4.750%	08/06/2050	280,000	287,700
Ingevity Corp. (Chemicals)	(b)	3.875%	11/01/2028	188,000	182,360
Nutrition & Biosciences, Inc. (Chemicals)	(b)	1.832%	10/15/2027	76,000	74,311
Suzano Austria GmbH (Paper & Forest Products)		3.750%	01/15/2031	56,000	57,611
Volcan Cia Minera S.A.A. (Metals & Mining)	(b)	4.375%	02/11/2026	65,000	66,620
					3,184,865
Real Estate–0.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.900%	12/15/2030	275,000	324,850
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	342,000	350,830
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	144,935
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	172,621
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	279,000	287,984
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	67,000	70,132
Equinix, Inc. (Equity REIT)		2.625%	11/18/2024	123,000	129,601
Equinix, Inc. (Equity REIT)		2.900%	11/18/2026	104,000	109,685
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	233,000	242,237
					1,832,875
Utilities–1.3%
AEP Transmission Co. LLC (Electric Utilities)		3.650%	04/01/2050	162,000	171,836
AES Panama Generation Holdings SRL (Electric Utilities)	(b)	4.375%	05/31/2030	285,000	294,890
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	709,977
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	211,000	217,001
American Water Capital Corp. (Water Utilities)		3.450%	05/01/2050	252,000	254,804
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.700%	07/15/2030	265,000	293,641
Berkshire Hathaway Energy Co. (Multi-Utilities)		4.250%	10/15/2050	278,000	318,493
Chile Electricity PEC SpA (Electric Utilities)	(b)	0.000%	01/25/2028	460,000	374,900
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	340,000	362,005
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.750%	05/01/2025	149,000	157,455
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	308,000	329,833
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	273,000	283,920
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	274,000	284,960
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	194,000	215,156
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.800%	06/01/2049	257,000	279,413
Southern Co. / The (Electric Utilities)		3.700%	04/30/2030	508,000	548,898
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak (Ind. Power & Renewable Elec.)	(b)	4.850%	10/14/2038	288,000	313,920
					5,411,102
Total Corporate Bonds (Cost $71,116,220)					$74,945,892

Purchased Options–9.7%	Notional Amount	Expiration	Exercise Price	Contracts (d)	Value
S&P 500 Index Call Option	$ 9,932,225	December 2022	$2,900	25	$ 2,774,250
S&P 500 Index Call Option	11,918,670	December 2022	2,950	30	3,207,300
S&P 500 Index Call Option	20,659,028	December 2022	3,000	52	5,387,200
S&P 500 Index Call Option	10,329,514	December 2022	3,050	26	2,628,080
S&P 500 Index Call Option	13,905,115	December 2022	3,100	35	3,399,200
S&P 500 Index Call Option	9,932,225	December 2022	3,200	25	2,285,000
S&P 500 Index Call Option	8,740,358	December 2022	3,250	22	1,881,220
S&P 500 Index Call Option	15,891,560	December 2022	3,300	40	3,349,600
S&P 500 Index Call Option	1,986,445	December 2022	3,350	5	389,950
S&P 500 Index Call Option	2,781,023	December 2022	3,400	7	520,100
S&P 500 Index Call Option	7,945,780	December 2022	3,450	20	1,413,200

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Purchased Options (Continued)	Notional Amount	Expiration	Exercise Price	Contracts (d)	Value
S&P 500 Index Call Option	$11,918,670	December 2022	$3,500	30	$ 2,034,000
S&P 500 Index Call Option	1,986,445	December 2022	3,600	5	300,250
S&P 500 Index Call Option	1,986,445	December 2022	3,650	5	283,650
S&P 500 Index Call Option	1,986,445	December 2022	4,000	5	178,960
S&P 500 Index Call Option	7,945,780	December 2023	3,700	20	1,192,800
S&P 500 Index Call Option	5,959,335	December 2023	3,800	15	804,450
S&P 500 Index Call Option	3,972,890	December 2023	4,000	10	448,400
S&P 500 Index Put Option	1,986,445	December 2022	2,800	5	59,700
S&P 500 Index Put Option	9,932,225	December 2022	2,900	25	339,250
S&P 500 Index Put Option	11,918,670	December 2022	2,950	30	433,200
S&P 500 Index Put Option	20,659,028	December 2022	3,000	52	797,680
S&P 500 Index Put Option	10,329,514	December 2022	3,050	26	423,540
S&P 500 Index Put Option	13,905,115	December 2022	3,100	35	612,500
S&P 500 Index Put Option	9,932,225	December 2022	3,200	25	484,250
S&P 500 Index Put Option	8,740,358	December 2022	3,250	22	450,560
S&P 500 Index Put Option	15,891,560	December 2022	3,300	40	876,400
S&P 500 Index Put Option	5,959,335	December 2022	3,350	15	342,450
S&P 500 Index Put Option	10,726,803	December 2022	3,400	27	650,160
S&P 500 Index Put Option	7,945,780	December 2022	3,450	20	507,400
S&P 500 Index Put Option	11,918,670	December 2022	3,500	30	810,000
S&P 500 Index Put Option	1,986,445	December 2022	3,600	5	149,000
S&P 500 Index Put Option	1,986,445	December 2022	3,650	5	155,500
S&P 500 Index Put Option	1,986,445	December 2022	4,000	5	218,500
S&P 500 Index Put Option	5,959,335	December 2023	3,700	15	615,000
S&P 500 Index Put Option	5,959,335	December 2023	3,800	15	671,850
S&P 500 Index Put Option	3,972,890	December 2023	4,000	10	551,000
Total Purchased Options (Cost $34,687,504)					$41,625,550

U.S. Treasury Obligations–9.4%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	04/27/2021	$12,220,000	$ 12,219,874
U.S. Treasury Bill		0.000%	04/29/2021	4,365,000	4,364,966
U.S. Treasury Note		0.375%	03/31/2022	6,284,600	6,303,257
U.S. Treasury Note		1.500%	09/15/2022	626,000	638,447
U.S. Treasury Note	(e)	2.250%	11/15/2024	1,865,000	1,979,158
U.S. Treasury Note	(e)	0.500%	03/31/2025	7,834,500	7,784,616
U.S. Treasury Note		2.750%	08/15/2042	2,119,300	2,273,280
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	1,205,646
U.S. Treasury Note		2.375%	11/15/2049	338,600	336,391
U.S. Treasury Note		1.250%	05/15/2050	755,000	569,760
U.S. Treasury Note		1.375%	08/15/2050	1,679,400	1,310,457
U.S. Treasury Note		1.625%	11/15/2050	240,000	199,988
U.S. Treasury Note		1.875%	02/15/2051	1,560,000	1,384,500
Total U.S. Treasury Obligations (Cost $41,308,251)					$40,570,340

Asset-Backed / Mortgage-Backed Securities–4.9%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.1%
Great Wolf Trust 2019-WOLF A	(b)	ML + 103	12/15/2036	$ 64,000	$ 63,923
Great Wolf Trust 2019-WOLF C	(b)	ML + 163	12/15/2036	79,000	78,214
Hardee's Funding LLC 2018-1A A23	(b)	5.710%	06/20/2048	130,287	144,635
Hardee's Funding LLC 2020-1A A2	(b)	3.981%	12/20/2050	134,703	139,026
					425,798
Financials–4.8%
Affirm Asset Securitization Trust 2020-A A	(b)	2.100%	02/18/2025	120,000	121,288
Affirm Asset Securitization Trust 2021-A C	(b)	1.660%	08/15/2025	200,000	200,863
Apidos CLO XXXIII 2020-33A B	(b)	QL + 220	07/24/2031	300,000	300,590
Ballyrock CLO 15 Ltd 2021-1A C	(b)	QL + 310	04/15/2034	250,000	250,000
Ballyrock CLO 2020-1A B	(b)	QL + 290	07/20/2030	300,000	300,720
BBCMS 2020-BID A	(b)	ML + 214	10/15/2037	241,000	242,208
Bellemeade RE 2020-3A M1B	(b)	ML + 285	10/25/2030	150,000	151,266
Bellemeade RE 2020-4A M2A	(b)	ML + 260	06/25/2030	150,000	150,000
Bellemeade RE Ltd. 2021-1A M1C	(b)	SOFR30A + 295	03/25/2031	167,482	166,779
Brex Commercial Charge Card Master Trust 2021-1 A	(b)	2.090%	07/17/2024	167,000	166,988
Citigroup Commercial Mortgage Trust 2017-P8 AS		3.789%	09/15/2050	127,167	139,186
COMM 2015-LC23 C		4.617%	10/10/2048	100,000	107,424

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	$ 56,205	$ 56,295
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	143,791	144,128
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	32,088	32,154
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	141,369	141,369
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	209,338	209,489
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	360,000	358,878
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(b)	ML + 365	02/25/2040	255,000	255,317
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(b)	ML + 365	02/25/2040	270,000	271,220
Eagle RE 2020-2 M1B	(b)	ML + 400	10/25/2030	621,026	630,700
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	316,657	326,153
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	37,972	38,426
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	211,037	216,451
Fannie Mae Connecticut Avenue Securities 2015-C03 2M2		ML + 500	07/25/2025	38,436	38,928
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	76,199	80,826
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	118,712	125,554
Fannie Mae Connecticut Avenue Securities 2016-C03 2M2		ML + 590	10/25/2028	126,928	134,234
Fannie Mae Connecticut Avenue Securities 2016-C04 1M2		ML + 425	01/25/2029	245,446	255,360
Fannie Mae Connecticut Avenue Securities 2016-C07 2M2		ML + 435	05/25/2029	104,783	109,049
Fannie Mae Connecticut Avenue Securities 2017-C01 1M2		ML + 355	07/25/2029	277,710	286,052
Fannie Mae Connecticut Avenue Securities 2017-C02 2M2C		ML + 365	09/25/2029	241,691	248,185
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	307,872
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	81,835	81,835
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	210,830	209,905
Fannie Mae REMICS FNR 2020-26 GS		ML + 600	05/25/2050	708,335	122,738
First Investors Auto Owner Trust 2018-1A E	(b)	5.350%	07/15/2024	350,000	366,203
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(b)	SOFR30A + 200	01/25/2051	56,831	56,972
Freddie Mac REMICS FHR 4981 HS		ML + 610	06/25/2050	1,401,572	237,870
Freddie Mac REMICS FHR 5015 BI		4.000%	09/25/2050	801,299	147,839
Freddie Mac Stacr Remic Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	236,037	235,250
Freddie Mac STACR REMIC Trust 2020-DNA5 M2	(b)	SOFR30A + 280	10/25/2050	240,000	241,388
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	85,119	85,039
Freddie Mac STACR Trust 2019-HQA2 M2	(b)	ML + 205	04/25/2049	70,527	70,351
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3		ML + 380	03/25/2029	293,130	304,579
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3		ML + 515	11/25/2028	212,876	221,728
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3		ML + 390	04/25/2029	264,740	273,880
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2		ML + 345	10/25/2029	300,000	310,883
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2		ML + 250	03/25/2030	270,000	275,125
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2		ML + 355	08/25/2029	253,299	259,718
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2B		ML + 265	12/25/2029	458,126	460,271
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2		ML + 180	07/25/2030	99,086	98,403
GS Mortgage Securities Trust 2012-GC6 B	(b)	5.652%	01/10/2045	300,000	305,320
GS Mortgage Securities Trust 2012-GCJ9 AS		3.124%	11/10/2045	287,514	296,246
GS Mortgage Securities Trust 2016-GS3 A4		2.850%	10/10/2049	270,000	285,565
GS Mortgage Securities Trust 2017-GS7 A4		3.430%	08/10/2050	270,000	292,585
GS Mortgage Securities Trust 2018-GS9 A4		3.992%	03/10/2051	153,543	171,852
GS Mortgage Securities Trust 2019-GC38 A4		3.968%	02/10/2052	250,000	279,737
GSF Issuer LLC 2021-1 A1	(b)	1.433%	08/17/2026	17,913	17,913
GSF Issuer LLC 2021-1 A2	(b)	2.435%	08/15/2026	35,000	36,050
GSF Issuer LLC 2021-1 AS	(b)	2.638%	08/15/2026	10,000	10,300
HFX Funding Issuer 2017-1 A3	(b)	3.647%	03/15/2035	280,000	288,980
Home RE 2020-1 M1B	(b)	ML + 325	10/25/2030	195,626	199,303
Invitation Homes 2018-SFR1 C	(b)	ML + 125	03/17/2037	475,000	475,818
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 A3	(b)	4.070%	11/15/2043	66,432	66,598
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 A5		2.840%	12/15/2047	214,692	220,779
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	300,000	309,721
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	269,704
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.655%	08/15/2047	295,000	293,923
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	139,854
KAYNE CLO 2021-11A D	(b)	QL + 290	04/15/2034	250,000	250,027
Magnetite XXVI Ltd. 2020-26A A	(b)	QL + 175	07/15/2030	401,052	401,939
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	304,569
Morgan Stanley Capital I Trust 2018-H4 A4		4.310%	12/15/2051	250,000	284,597
Neighborly Issuer LLC 2021-1A A2	(b)	3.584%	04/30/2051	126,627	127,009
Oaktown RE V Ltd. 2020-2A M1B	(b)	ML + 360	10/25/2030	368,357	374,177
OCP CLO 2020-18A A	(b)	QL + 180	04/20/2030	250,000	250,099
Radnor RE 2020-2 M1C	(b)	ML + 460	10/25/2030	150,000	152,840

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	$ 250,000	$ 263,441
STACR Trust 2018-DNA3 M2	(b)	ML + 210	09/25/2048	110,313	109,900
Traingle RE 2020-1 M1B	(b)	ML + 390	10/25/2030	423,651	430,471
Traingle RE 2021-1 M1B	(b)	ML + 300	08/25/2033	150,146	150,146
UBS Commercial Mortgage Trust 2018-C10 A3		4.048%	05/15/2051	270,000	298,497
Upstart Securitization Trust 2020-3 A	(b)	1.702%	11/20/2030	128,539	129,554
Wells Fargo Commercial Mortgage Trust 2015-C28 A4		3.540%	05/15/2048	250,000	271,937
Wells Fargo Commercial Mortgage Trust 2015-C30 A3		3.411%	09/15/2058	232,889	252,623
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A4		3.617%	09/15/2057	270,000	295,565
Wells Fargo Commercial Mortgage Trust 2016-C35 A3		2.674%	07/15/2048	300,000	309,804
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	277,246
Wells Fargo Commercial Mortgage Trust 2017-C39 A5		3.418%	09/15/2050	270,000	293,445
Wells Fargo Commercial Mortgage Trust 2017-C41 A3		3.210%	11/15/2050	270,000	283,329
Wells Fargo Commercial Mortgage Trust 2018-C44 A4		3.948%	05/15/2051	270,000	299,902
WFRBS Commercial Mortgage Trust 2014-C24 AS		3.931%	11/15/2047	270,000	285,814
					20,681,108
Total Asset-Backed / Mortgage-Backed Securities (Cost $20,679,757)					$21,106,906

U.S. Government Agency Mortgage-Backed Securities–2.1%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	$ 3,061	$ 3,330
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	20,151	22,657
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	31,182	35,060
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	187,796	211,669
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	13,720	15,462
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	12,849	13,852
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	28,428	30,605
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	137,539	148,815
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	316,776	338,965
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	31,767	33,217
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	54,789	57,637
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	6,973	7,324
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	233,925	251,862
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	151,525	158,450
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	184,797	193,311
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	15,888	17,088
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	13,109	14,227
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	38,727	41,173
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	29,882	32,110
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	72,156	77,471
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	11,085	11,847
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	53,578	57,598
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	20,521	21,922
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	171,722	187,952
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	272,270	294,048
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	12,393	13,485
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	63,640	69,694
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	32,235	34,441
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	65,803	71,895
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	104,315	112,423
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	7,823	8,524
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	115,211	129,214
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	170,377	180,072
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	108,728	116,576
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	123,929	134,282
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	1,154,064	1,226,181
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	212,916	230,704
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	60,114	64,170
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	37,100	40,422
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	50,715	53,948
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	75,201	79,176
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	9,513	10,198
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	9,723	10,436
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	27,465	29,916
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	277,519	294,818
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	153,111	161,787
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	94,777	102,270

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	$ 14,820	$ 16,034
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	268,667	292,911
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	56,014	60,230
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	259,283	278,798
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	67,951	74,174
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	20,967	22,566
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	40,618	43,342
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	98,229	104,947
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	63,218	66,587
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	359,280	373,728
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	90,761	95,567
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	207,968	219,411
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	86,483	92,109
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	32,115	33,939
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	43,641	46,457
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	43,822	46,674
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	39,519	42,638
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	63,713	67,635
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	86,484	93,310
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	49,660	53,411
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	21,608	23,089
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	16,781	17,919
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	52,975	57,887
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	40,279	43,254
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	68,586	74,513
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	175,433	188,577
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	73,819	82,227
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	29,170	30,697
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	249,454	263,858
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	298,972	321,606
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	170,069	182,714
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	30,051	32,637
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	224,082	241,682
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	15,917	17,473
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,719,323)				$9,154,885

Exchange Traded Funds–1.9%	Shares	Value
SPDR S&P 500 ETF Trust	20,176	$ 7,996,354
Total Exchange Traded Funds (Cost $6,675,743)		$7,996,354

Preferred Securities–0.9%		Rate	Quantity	Value
Financials–0.8%
American Express Co. DR (Consumer Finance)		QL + 329	61,000	$ 60,449
American Express Co. DR (Consumer Finance)		QL + 343	26,000	25,967
Bank of America Corp. DR (Rate is fixed until 09/05/2024, at which point, the rate becomes QL + 371) (Banks)	(c)	6.250%	286,000	316,545
Bank of America Corp. DR (Rate is fixed until 03/17/2025, at which point, the rate becomes QL + 390) (Banks)	(c)	6.100%	124,000	137,640
Bank of New York Mellon Corp. / The DR (Rate is fixed until 09/20/2025, at which point, the rate becomes H15T5Y + 436) (Capital Markets)	(c)	4.700%	61,000	66,090
Capital One Financial Corp. (Consumer Finance)		QL + 380	154,000	153,230
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(c)	4.000%	455,000	461,734
Citigroup, Inc. DR (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(c)	5.950%	217,000	227,661
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(c)	5.950%	142,000	153,005
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(c)	4.000%	101,000	101,985
Citigroup, Inc. DR (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(c)	5.900%	27,000	28,540
Discover Financial Services (Rate is fixed until 09/23/2025, at which point, the rate becomes H15T5Y + 578) (Consumer Finance)	(c)	6.125%	404,000	448,440
Fifth Third Bancorp DR (Rate is fixed until 09/30/2025, at which point, the rate becomes H15T5Y + 422) (Banks)	(c)	4.500%	76,000	80,712
JPMorgan Chase & Co. DR (Banks)		QL + 347	131,000	130,771
JPMorgan Chase & Co. DR (Banks)		QL + 380	110,000	110,209
JPMorgan Chase & Co. DR (Banks)		QL + 332	65,000	64,707
Morgan Stanley DR (Capital Markets)		QL + 381	272,000	272,000
Morgan Stanley DR (Capital Markets)		QL + 361	33,000	33,049
Truist Financial Corp. DR (Rate is fixed until 09/01/2030, at which point, the rate becomes H15T10Y + 435) (Banks)	(c)	5.100%	256,000	279,117
Wells Fargo & Co. DR (Rate is fixed until 06/15/2025, at which point, the rate becomes QL + 399) (Banks)	(c)	5.875%	292,000	321,492
				3,473,343

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Preferred Securities (Continued)	Rate	Quantity	Value
Industrials–0.1%
General Electric Co. (Industrial Conglomerates)	QL + 333	336,000	$ 317,520
Total Preferred Securities (Cost $3,716,777)			$3,790,863

Sovereign Issues–0.8%		Rate	Maturity	Face Amount	Value
CDBL Funding 1		3.500%	10/24/2027	$ 230,000	$ 243,596
China Cinda 2020 I Management Ltd.		3.125%	03/18/2030	235,000	236,746
Colombia Government International Bond		3.125%	04/15/2031	540,000	528,854
Comision Federal de Electricidad	(b)	3.348%	02/09/2031	236,000	226,798
Corp. Financiera de Desarrollo SA	(b)	2.400%	09/28/2027	435,000	428,697
Dominican Republic International Bond	(b)	4.875%	09/23/2032	250,000	255,000
Egypt Government International Bond	(b)	5.875%	02/16/2031	307,000	287,383
ENA Master Trust	(b)	4.000%	05/19/2048	203,000	206,045
Oleoducto Central SA	(b)	4.000%	07/14/2027	410,000	433,169
Oman Government International Bond		4.875%	02/01/2025	200,000	208,300
Oman Government International Bond	(b)	6.250%	01/25/2031	230,000	240,350
Uruguay Government International Bond		4.375%	01/23/2031	58,061	67,342
Total Sovereign Issues (Cost $3,378,248)					$3,362,280

Money Market Funds–2.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(f)	6,796,997	$ 6,799,036
State Street Institutional U.S. Government Money Market Fund, 0.036%	(f)	4,198,830	4,198,830
Total Money Market Funds (Cost $10,997,866)			$10,997,866
Total Investments – 100.0% (Cost $357,463,093)	(g)		$430,028,793
Other Assets in Excess of Liabilities – 0.0%			93,845
Net Assets – 100.0%			$430,122,638

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
DR:	Depositary Receipt
H15T10Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year, 1.740% at 03/31/2021
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 0.070% at 03/31/2021
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.920% at 03/31/2021
ML:	Monthly U.S. LIBOR Rate, 0.111% at 03/31/2021
QL:	Quarterly U.S. LIBOR Rate, 0.194% at 03/31/2021
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2021
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 0.015% at 03/31/2021
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.027% at 01/31/2021

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2021, the value of these securities totaled $28,738,450, or 6.7% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2021.
(d)	100 shares per contract.
(e)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2021. The market value pledged totaled $4,142,380. See also the following Schedule of Open Futures Contracts.
(f)	Rate represents the seven-day yield at March 31, 2021.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)
  Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Long	24	June 21, 2021	$4,435,754	$4,349,250	$(86,504)	$(29,063)
CBT 10-Year U.S. Treasury Note - Long	1,315	June 21, 2021	176,898,713	172,182,813	(4,715,900)	(328,750)
CBT U.S. Long Bond - Long	74	June 21, 2021	11,884,325	11,439,938	(444,387)	(32,375)
CBT 5-Year U.S. Treasury Note - Long	94	June 30, 2021	11,635,480	11,599,453	(36,027)	(15,281)
CBT 2-Year U.S. Treasury Note - Long	332	June 30, 2021	73,306,971	73,281,219	(25,752)	(11,563)
			$278,161,243	$272,852,673	$(5,308,570)	$(417,032)
  Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Short	110	June 18, 2021	$(21,630,709)	(21,820,700)	$(189,991)	$(108,350)
CBT 10-Year U.S. Ultra Bond - Short	71	June 21, 2021	(10,497,722)	(10,201,813)	295,909	891
			$(32,128,431)	$(32,022,513)	$105,918	$(107,459)
Total Futures Contracts			$246,032,812	$240,830,160	$(5,202,652)	$(524,491)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds–44.8%		Rate	Maturity	Face Amount	Value
Communication Services–5.6%
Alphabet, Inc. (Interactive Media & Svs.)		1.900%	08/15/2040	$ 400,000	$ 345,579
AMC Networks, Inc. (Media)		5.000%	04/01/2024	20,000	20,250
AMC Networks, Inc. (Media)		4.250%	02/15/2029	25,000	24,313
America Movil S.A.B de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	200,000	204,050
AT&T, Inc. (Diversified Telecom. Svs.)		0.900%	03/25/2024	150,000	150,320
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	150,000	149,947
AT&T, Inc. (Diversified Telecom. Svs.)		4.300%	02/15/2030	175,000	197,010
AT&T, Inc. (Diversified Telecom. Svs.)		3.500%	06/01/2041	300,000	295,932
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	06/01/2051	375,000	362,697
AT&T, Inc. (Diversified Telecom. Svs.)	(a)	3.800%	12/01/2057	645,000	613,644
Bell Canada, Inc. (Diversified Telecom. Svs.)		0.750%	03/17/2024	250,000	249,669
Bell Canada, Inc. (Diversified Telecom. Svs.)		4.464%	04/01/2048	250,000	288,639
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	50,000	52,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.500%	05/01/2026	50,000	51,565
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	150,000	152,880
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	75,000	75,166
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	125,000	123,361
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	225,000	292,953
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	205,000	219,907
Comcast Corp. (Media)		3.400%	04/01/2030	225,000	243,613
Comcast Corp. (Media)		3.450%	02/01/2050	750,000	774,798
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	250,000	275,700
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	48,000	48,900
Deutsche Telekom International Finance B.V. (Diversified Telecom. Svs.)	(a)	3.600%	01/19/2027	375,000	410,926
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	25,000	18,000
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	25,000	13,000
Discovery Communications LLC (Media)		4.650%	05/15/2050	250,000	275,677
DISH DBS Corp. (Media)		7.750%	07/01/2026	50,000	55,187
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	26,226
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	50,000	51,750
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	50,000	51,688
Entercom Media Corp. (Media)	(a)	6.750%	03/31/2029	50,000	51,923
Fox Corp. (Media)		3.500%	04/08/2030	100,000	106,390
Fox Corp. (Media)		5.576%	01/25/2049	125,000	159,351
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	25,000	25,906
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	25,000	24,781
Grupo Televisa S.A.B. (Media)		5.000%	05/13/2045	375,000	411,701
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	50,000	53,063
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	100,000	107,250
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	25,000	25,715
Interpublic Group of Cos., Inc. / The (Media)		3.375%	03/01/2041	395,000	383,905
Lamar Media Corp. (Media)		3.750%	02/15/2028	25,000	24,969
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	26,063
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	25,000	26,188
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	50,000	51,088
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	25,000	25,070
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	07/15/2027	75,000	78,609
Nexstar Broadcasting, Inc. (Media)	(a)	4.750%	11/01/2028	25,000	25,263
Omnicom Group, Inc. (Media)		2.450%	04/30/2030	225,000	222,574
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	25,000	24,029
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	25,000	25,421
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	75,000	77,625
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	100,000	101,750
Sirius XM Radio, Inc. (Media)	(a)	4.625%	07/15/2024	50,000	51,505
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	50,000	51,625
Sirius XM Radio, Inc. (Media)	(a)	5.500%	07/01/2029	50,000	54,063
Sky Ltd. (Media)	(a)	3.750%	09/16/2024	200,000	219,659
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	50,000	63,048
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	75,000	91,852
TEGNA, Inc. (Media)	(a)	4.750%	03/15/2026	25,000	26,531
TEGNA, Inc. (Media)		4.625%	03/15/2028	50,000	50,875
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	25,944
Telefonica Emisiones SA (Diversified Telecom. Svs.)		4.895%	03/06/2048	375,000	425,462
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	200,000	210,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	75,000	80,704

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	02/01/2026	$ 50,000	$ 51,156
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	150,000	159,490
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.875%	04/15/2030	250,000	271,340
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	4.500%	04/15/2050	125,000	140,361
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.300%	02/15/2051	200,000	186,914
Townsquare Media, Inc. (Media)	(a)	6.875%	02/01/2026	25,000	26,625
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	75,000	77,650
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	175,000	184,577
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.400%	03/22/2041	755,000	766,465
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	450,000	484,303
ViacomCBS, Inc. (Media)		4.950%	01/15/2031	300,000	353,812
ViacomCBS, Inc. (Media)		4.900%	08/15/2044	150,000	173,642
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	199,750
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	175,000	195,677
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	225,000	280,899
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	125,000	139,326
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	175,000	219,306
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	100,000	106,401
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	50,000	50,482
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	176,000	183,260
					13,776,810
Consumer Discretionary–2.8%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	150,000	144,750
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	25,000	26,313
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	407,493
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	50,000	52,687
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)		2.125%	02/09/2031	200,000	190,788
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	300,000	343,734
Amazon.com, Inc. (Internet & Direct Marketing Retail)		2.500%	06/03/2050	250,000	223,610
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	50,000	51,188
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	75,000	77,831
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	335,000	386,277
AutoZone, Inc. (Specialty Retail)		4.000%	04/15/2030	200,000	221,410
Bally's Corp. (Hotels, Restaurants & Leisure)	(a)	6.750%	06/01/2027	25,000	26,813
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	200,000	232,971
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	25,000	27,800
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	75,000	76,442
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	25,000	26,650
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	25,000	27,569
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	75,000	75,276
Clarios Global LP (Automobiles)	(a)	6.750%	05/15/2025	25,000	26,743
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	25,000	26,551
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	75,000	80,719
Daimler Finance North America LLC (Automobiles)	(a)	3.350%	02/22/2023	325,000	340,761
Dana Financing Luxembourg SARL (Auto Components)	(a)	5.750%	04/15/2025	75,000	77,156
Dana, Inc. (Auto Components)		5.375%	11/15/2027	25,000	26,250
Dollar General Corp. (Multiline Retail)		3.875%	04/15/2027	375,000	416,653
Dollar Tree, Inc. (Multiline Retail)		3.700%	05/15/2023	400,000	424,639
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		3.800%	02/15/2028	250,000	264,794
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	2.950%	03/15/2031	250,000	246,575
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	75,000	83,015
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	75,000	78,562
General Motors Co. (Automobiles)		6.125%	10/01/2025	200,000	235,182
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.750%	05/01/2029	50,000	49,500
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	450,000	473,126
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	50,000	52,812
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	(a)	3.500%	03/01/2031	25,000	24,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	25,000	26,368
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		4.500%	01/15/2028	25,000	25,868
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	75,000	80,807
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	100,000	100,750
NMG Holding Co., Inc. / Neiman Marcus Group LLC (Specialty Retail)	(a)	7.125%	04/01/2026	50,000	51,000
O'Reilly Automotive, Inc. (Specialty Retail)		4.200%	04/01/2030	200,000	224,841
O'Reilly Automotive, Inc. (Specialty Retail)		1.750%	03/15/2031	160,000	147,826
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	50,000	51,625
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	50,000	54,250

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	$ 50,000	$ 49,500
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	50,000	51,812
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	100,000	104,500
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	40,000	40,500
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	25,000	24,906
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	25,000	26,664
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	25,000	25,288
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3.625%	03/15/2031	75,000	72,094
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	50,000	51,000
					6,756,364
Consumer Staples–3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	8,000	8,262
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,625
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(a)	3.800%	01/25/2050	350,000	354,319
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	500,000	485,129
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	200,000	226,119
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	700,000	794,232
B.A.T. Capital Corp. (Tobacco)		3.734%	09/25/2040	100,000	95,208
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	350,000	352,411
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	250,000	251,040
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	150,000	137,210
Conagra Brands, Inc. (Food Products)		1.375%	11/01/2027	180,000	173,393
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	200,000	209,024
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	25,000	26,400
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	25,000	24,855
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	50,000	50,175
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	325,000	352,113
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	85,000	82,915
General Mills, Inc. (Food Products)		3.700%	10/17/2023	150,000	160,841
General Mills, Inc. (Food Products)		2.875%	04/15/2030	150,000	154,854
Grupo Bimbo S.A.B de C.V. (Food Products)	(a)	4.875%	06/27/2044	325,000	366,611
Heineken N.V. (Beverages)	(a)	3.500%	01/29/2028	375,000	408,234
J.M. Smucker Co. / The (Food Products)		3.500%	03/15/2025	200,000	217,135
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	250,000	246,609
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	150,000	168,299
Keurig Dr Pepper, Inc. (Beverages)		3.200%	05/01/2030	200,000	211,625
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	475,000	496,550
Kroger Co. / The (Food & Staples Retailing)		2.200%	05/01/2030	200,000	195,851
Kroger Co. / The (Food & Staples Retailing)		3.950%	01/15/2050	200,000	216,111
McCormick & Co., Inc. (Food Products)		2.500%	04/15/2030	200,000	200,023
McCormick & Co., Inc. (Food Products)		1.850%	02/15/2031	110,000	103,416
Mondelez International, Inc. (Food Products)		1.500%	05/04/2025	175,000	176,907
PepsiCo, Inc. (Beverages)		2.750%	03/19/2030	450,000	468,582
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	290,000	307,230
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	75,000	78,882
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	75,000	75,188
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	150,000	149,174
Sysco Corp. (Food & Staples Retailing)		4.450%	03/15/2048	350,000	395,283
Tyson Foods, Inc. (Food Products)		3.550%	06/02/2027	350,000	382,144
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	50,000	50,000
Unilever Capital Corp. (Personal Products)		0.375%	09/14/2023	100,000	100,304
					9,059,283
Energy–4.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	25,000	26,888
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	125,000	125,027
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/15/2026	50,000	55,125
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	75,000	74,775
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	50,000	52,125
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	25,000	25,395
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	50,000	49,969
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	450,000	449,642
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.194%	04/06/2025	175,000	188,309
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	350,000	383,654

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.125%	03/01/2025	$ 50,000	$ 51,015
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		3.900%	02/01/2025	250,000	269,763
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	250,000	252,798
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	25,000	22,250
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.625%	10/01/2026	25,000	26,143
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	51,851
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.625%	10/15/2028	25,000	25,964
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	25,000	26,500
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	225,000	215,088
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	75,000	76,313
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	50,000	51,250
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	75,000	84,739
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	75,000	76,517
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	250,000	295,001
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	400,000	412,387
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.000%	05/15/2050	200,000	206,849
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.950%	02/15/2027	100,000	111,127
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.700%	01/31/2051	400,000	393,800
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	75,000	78,563
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	75,000	78,731
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	25,000	24,362
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	50,000	49,875
EQT Corp. (Oil, Gas & Consumable Fuels)		7.625%	02/01/2025	50,000	57,544
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	25,000	26,750
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3.482%	03/19/2030	500,000	542,886
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	25,000	25,275
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	25,000	25,320
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	300,000	335,423
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	145,000	126,782
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		4.400%	07/15/2027	350,000	385,287
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	250,000	277,286
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	50,000	41,500
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.000%	06/01/2026	50,000	53,904
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	25,000	27,031
Oasis Midstream Partners LP / OMP Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	25,000	25,625
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		2.900%	08/15/2024	25,000	24,726
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	25,000	28,698
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	25,000	31,525
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	82,782
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	50,000	42,401
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2046	75,000	64,233
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	75,000	76,363
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	300,000	300,277
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	25,000	25,653
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	25,000	25,931
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	150,039
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	175,000	191,757
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	250,000	295,033
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2.150%	01/15/2031	250,000	236,354
Precision Drilling Corp. (Energy Equip. & Svs.)		5.250%	11/15/2024	50,000	46,250
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	25,000	24,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)		9.250%	02/01/2026	25,000	27,163
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	01/15/2029	25,000	26,750
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	25,000	26,103
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		0.375%	09/15/2023	230,000	230,269
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		2.375%	04/06/2025	200,000	210,811
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		2.750%	04/06/2030	250,000	258,187
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	46,200
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		3.750%	03/04/2051	400,000	389,224
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	100,000	104,687
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	50,000	51,853
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.875%	02/01/2031	50,000	50,663
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.000%	01/15/2032	50,000	47,026
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	100,000	102,562
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2.150%	09/15/2027	320,000	313,546

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	$ 175,000	$ 193,027
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	50,000	51,906
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	50,000	50,177
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	50,000	49,206
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	250,000	272,519
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	06/01/2026	25,000	26,180
					10,437,239
Financials–10.4%
Aflac, Inc. (Insurance)		3.625%	06/15/2023	350,000	374,679
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	75,000	79,828
American Express Credit Corp. (Consumer Finance)		3.300%	05/03/2027	400,000	437,626
American Honda Finance Corp. (Consumer Finance)		0.875%	07/07/2023	400,000	402,792
American International Group, Inc. (Insurance)		4.500%	07/16/2044	250,000	283,054
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	125,000	133,750
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	75,000	77,520
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	25,000	25,475
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(b)	2.015%	02/13/2026	1,175,000	1,203,492
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	900,000	898,121
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	650,000	676,005
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	200,000	193,445
Capital One Financial Corp. (Consumer Finance)		3.900%	01/29/2024	350,000	378,412
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	200,000	217,948
Citigroup, Inc. (Rate is fixed until 01/24/2022, at which point, the rate becomes QL + 72) (Banks)	(b)	3.142%	01/24/2023	550,000	561,418
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes QL + 90) (Banks)	(b)	3.352%	04/24/2025	350,000	374,573
Citigroup, Inc. (Rate is fixed until 01/28/2026, at which point, the rate becomes SOFR + 77) (Banks)	(b)	1.122%	01/28/2027	300,000	293,451
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(b)	2.666%	01/29/2031	725,000	728,427
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	250,000	274,951
Comerica, Inc. (Banks)		3.800%	07/22/2026	200,000	220,156
Ford Motor Credit Co. LLC (Consumer Finance)		4.250%	09/20/2022	200,000	206,880
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	214,690
GE Capital Funding LLC (Diversified Financial Svs.)	(a)	4.400%	05/15/2030	550,000	622,684
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	400,000	419,395
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	08/20/2027	350,000	356,568
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	375,000	406,280
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	700,000	770,994
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(b)	1.992%	01/27/2032	375,000	355,892
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	50,000	53,688
Hartford Financial Services Group, Inc. / The (Insurance)		3.600%	08/19/2049	200,000	207,728
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	900,000	992,376
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	200,000	207,682
Huntington Bancshares, Inc. (Banks)		2.550%	02/04/2030	225,000	225,567
Hyundai Capital America (Consumer Finance)	(a)	2.375%	10/15/2027	455,000	456,385
Jefferies Group LLC (Diversified Financial Svs.)		2.750%	10/15/2032	105,000	102,857
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	375,000	411,152
JPMorgan Chase & Co. (Rate is fixed until 04/25/2022, at which point, the rate becomes QL + 94) (Banks)	(b)	2.776%	04/25/2023	350,000	358,420
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	725,000	776,752
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(b)	2.522%	04/22/2031	900,000	898,105
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes SOFR + 111) (Banks)	(b)	1.764%	11/19/2031	100,000	93,269
JPMorgan Chase & Co. (Rate is fixed until 02/04/2031, at which point, the rate becomes SOFR + 107) (Banks)	(b)	1.953%	02/04/2032	210,000	199,030
LD Holdings Group LLC (Thrifts & Mortgage Finance)	(a)	6.125%	04/01/2028	25,000	25,310
Liberty Mutual Group, Inc. (Insurance)	(a)	3.951%	10/15/2050	225,000	232,097
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	200,000	216,161
Lincoln National Corp. (Insurance)		3.050%	01/15/2030	200,000	207,075
M&T Bank Corp. (Banks)		3.550%	07/26/2023	375,000	401,424
MetLife, Inc. (Insurance)		4.050%	03/01/2045	200,000	226,890
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	225,000	240,599
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	225,000	276,349

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(b)	3.772%	01/24/2029	$ 700,000	$ 765,618
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(b)	1.794%	02/13/2032	125,000	116,670
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(b)	1.928%	04/28/2032	250,000	236,176
Nationwide Mutual Insurance Co. (Insurance)	(a)	4.950%	04/22/2044	160,000	172,570
Nationwide Mutual Insurance Co. (Insurance)	(a)	4.350%	04/30/2050	40,000	41,987
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	50,000	51,875
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	50,000	52,506
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	25,000	24,469
NFP Corp. (Insurance)	(a)	7.000%	05/15/2025	25,000	26,813
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	100,000	103,750
Northern Trust Corp. (Capital Markets)		1.950%	05/01/2030	175,000	170,718
Outfront Media Capital LLC / Outfront Media Capital Corp. (Equity REIT)	(a)	4.250%	01/15/2029	25,000	24,068
PNC Bank N.A. (Banks)		3.250%	01/22/2028	250,000	269,817
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	300,000	317,585
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	50,000	48,125
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	25,000	24,063
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	116,358
Regions Financial Corp. (Banks)		2.250%	05/18/2025	170,000	176,401
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	215,980
Synovus Bank (Rate is fixed until 02/10/2022, at which point, the rate becomes SOFR + 95) (Banks)	(b)	2.289%	02/10/2023	250,000	252,121
Toyota Motor Credit Corp. (Consumer Finance)		2.700%	01/11/2023	475,000	494,187
Travelers Cos., Inc. / The (Insurance)		2.550%	04/27/2050	300,000	268,137
Truist Bank (Banks)		3.000%	02/02/2023	700,000	731,908
U.S. Bancorp (Banks)		1.375%	07/22/2030	400,000	368,770
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	75,000	78,188
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	25,000	25,000
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	125,000	127,187
Volkswagen Group of America Finance LLC (Consumer Finance)	(a)	4.250%	11/13/2023	350,000	380,376
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	350,000	378,478
Wells Fargo & Co. (Banks)		3.000%	10/23/2026	550,000	587,021
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes SOFR + 126) (Banks)	(b)	2.572%	02/11/2031	725,000	728,926
					25,373,270
Health Care–3.7%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	225,000	252,554
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	225,000	239,349
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	26,319
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	25,000	24,875
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		2.750%	09/15/2029	100,000	102,386
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		2.100%	06/04/2030	110,000	107,608
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	200,000	200,552
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	375,000	374,841
AstraZeneca PLC (Pharmaceuticals)		2.375%	06/12/2022	125,000	127,749
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	400,000	430,467
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	50,000	52,218
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	50,000	55,469
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	100,000	102,520
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	50,000	51,369
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	25,000	25,313
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	100,000	99,312
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	50,000	53,148
Bayer U.S. Finance LLC (Pharmaceuticals)	(a)	3.375%	10/08/2024	375,000	404,107
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	200,000	238,306
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	100,000	106,245
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	350,000	321,426
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	120,000	118,205
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	375,000	421,835
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	100,000	117,788
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	100,000	105,188
Centene Corp. (Health Care Providers & Svs.)		3.000%	10/15/2030	50,000	49,917
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	25,000	25,040
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	50,000	52,781
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	25,000	26,187
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	25,000	26,172

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	$ 200,000	$ 212,306
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	425,000	477,064
Danaher Corp. (Health Care Equip. & Supplies)		2.600%	10/01/2050	295,000	261,003
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4.625%	06/01/2030	50,000	50,943
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		3.250%	06/01/2030	110,000	115,011
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3.875%	08/15/2028	25,000	24,438
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	5,000	5,431
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	25,000	20,250
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. (Pharmaceuticals)	(a)	6.125%	04/01/2029	25,000	25,219
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	100,000	103,500
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	112,750
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	150,000	151,270
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	25,000	26,083
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	25,000	26,038
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	50,000	53,125
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	25,000	24,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2020, Cost $12,500) (Pharmaceuticals)	(a)(c)	5.625%	10/15/2023	50,000	35,375
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	25,000	26,732
Merck & Co., Inc. (Pharmaceuticals)		3.400%	03/07/2029	450,000	496,862
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	75,000	73,125
Par Pharmaceutical, Inc. (Pharmaceuticals)	(a)	7.500%	04/01/2027	14,000	14,849
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3.300%	09/15/2029	200,000	210,962
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2.550%	03/15/2031	165,000	163,466
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.125%	01/15/2028	75,000	78,644
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	25,000	23,844
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	352,000	305,063
Royalty Pharma PLC (Pharmaceuticals)	(a)	3.550%	09/02/2050	235,000	223,943
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	200,000	219,416
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	25,000	24,313
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	200,000	192,758
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	200,000	193,433
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	50,000	44,059
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	25,000	25,906
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	25,000	27,097
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	50,000	51,034
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	75,000	76,054
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	25,000	26,094
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.900%	05/15/2050	320,000	306,437
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	25,000	26,531
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	300,000	285,658
					9,179,957
Industrials–5.2%
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	375,000	398,787
Allegion PLC (Building Products)		3.500%	10/01/2029	400,000	420,029
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	25,000	26,512
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	125,000	137,150
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	50,000	52,035
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	25,000	26,591
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	25,000	25,817
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	25,000	25,000
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	200,000	182,026
Boeing Co. / The (Aerospace & Defense)		2.500%	03/01/2025	200,000	204,952
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	250,000	249,225
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	225,000	224,374
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	300,000	377,685
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	25,000	26,406
Burlington Northern Santa Fe LLC (Road & Rail)		3.000%	04/01/2025	175,000	188,384
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	175,000	169,064
Carrier Global Corp. (Building Products)		2.722%	02/15/2030	80,000	80,727
Carrier Global Corp. (Building Products)		2.700%	02/15/2031	165,000	164,951
Carrier Global Corp. (Building Products)		3.577%	04/05/2050	250,000	245,499
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	375,000	414,681
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	50,000	51,317
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	75,000	78,097
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	50,000	53,250
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	50,000	52,552
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	60,000	66,975

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	$ 350,000	$ 366,904
ERAC U.S.A. Finance LLC (Road & Rail)	(a)	3.850%	11/15/2024	350,000	384,054
Experian Finance PLC (Professional Svs.)	(a)	4.250%	02/01/2029	200,000	224,439
FedEx Corp. (Air Freight & Logistics)		4.250%	05/15/2030	100,000	113,801
FedEx Corp. (Air Freight & Logistics)		4.050%	02/15/2048	200,000	217,960
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	75,000	74,062
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	25,000	25,000
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	300,000	343,428
General Electric Co. (Industrial Conglomerates)		4.350%	05/01/2050	100,000	110,994
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	50,000	48,625
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (Airlines)	(a)	5.750%	01/20/2026	25,000	26,565
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	65,000	65,938
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	70,000	66,323
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	400,000	431,564
IHS Markit Ltd. (Professional Svs.)		4.750%	08/01/2028	250,000	288,760
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	25,000	25,844
Kansas City Southern (Road & Rail)		3.500%	05/01/2050	200,000	200,280
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	75,000	76,354
Lennox International, Inc. (Building Products)		3.000%	11/15/2023	375,000	395,494
Lockheed Martin Corp. (Aerospace & Defense)		2.900%	03/01/2025	275,000	294,085
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	100,000	97,376
Masco Corp. (Building Products)		3.500%	11/15/2027	150,000	163,485
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	27,000	27,006
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	25,000	26,281
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	50,000	54,187
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	400,000	429,096
Otis Worldwide Corp. (Machinery)		2.565%	02/15/2030	200,000	201,439
Otis Worldwide Corp. (Machinery)		3.112%	02/15/2040	250,000	246,115
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	3.450%	07/01/2024	350,000	377,173
Roper Technologies, Inc. (Industrial Conglomerates)		2.800%	12/15/2021	325,000	329,879
Roper Technologies, Inc. (Industrial Conglomerates)		1.000%	09/15/2025	250,000	245,719
Ryder System, Inc. (Road & Rail)		3.400%	03/01/2023	350,000	367,328
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	25,000	26,188
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	24,649
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	25,000	25,563
Southwest Airlines Co. (Airlines)		5.250%	05/04/2025	375,000	426,682
Southwest Airlines Co. (Airlines)		5.125%	06/15/2027	100,000	114,967
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	100,000	102,187
Terex Corp. (Machinery)	(a)	5.000%	05/15/2029	25,000	25,880
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	300,000	323,073
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	50,000	50,938
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	75,000	79,515
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	75,000	77,635
TransDigm, Inc. (Aerospace & Defense)	(a)	4.625%	01/15/2029	25,000	24,651
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	75,000	79,875
Union Pacific Corp. (Road & Rail)		2.400%	02/05/2030	275,000	275,579
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	50,000	54,265
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	25,125
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	200,000	222,251
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	50,000	52,700
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	25,000	27,338
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	50,000	55,820
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	100,000	105,792
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	50,000	53,084
White Cap Parent LLC (Building Products)	(a)(d)	8.250%, 9.000% PIK	03/15/2026	25,000	26,063
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	152,087
					12,719,551
Information Technology–3.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	200,000	215,513
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	125,000	116,132
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.400%	08/20/2050	400,000	344,543
BBVA U.S.A. (IT Svs.)		3.875%	04/10/2025	250,000	273,149
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	25,000	24,565
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	100,000	107,936
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.419%	04/15/2033	360,000	361,031
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.750%	02/15/2051	25,000	23,905
BY Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	50,000	50,812
BY Crown Parent LLC / BY Bond Finance, Inc. (Software)	(a)	4.250%	01/31/2026	25,000	25,961

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	$ 25,000	$ 25,875
Cisco Systems, Inc. (Communications Equip.)		3.625%	03/04/2024	250,000	272,970
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	75,000	77,203
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	5.850%	07/15/2025	350,000	408,028
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	75,000	83,531
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.625%	02/10/2026	25,000	25,875
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	25,000	25,639
Fidelity National Information Services, Inc. (IT Svs.)		1.150%	03/01/2026	60,000	58,995
Fidelity National Information Services, Inc. (IT Svs.)		3.100%	03/01/2041	305,000	299,599
Fiserv, Inc. (IT Svs.)		3.800%	10/01/2023	150,000	161,261
Fiserv, Inc. (IT Svs.)		3.500%	07/01/2029	200,000	215,720
Fortinet, Inc. (Software)		1.000%	03/15/2026	170,000	166,209
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	25,000	25,781
Global Payments, Inc. (IT Svs.)		1.200%	03/01/2026	160,000	157,508
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	50,000	52,875
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		3.000%	10/30/2029	250,000	259,554
Lam Research Corp. (Semiconductors & Equip.)		1.900%	06/15/2030	175,000	169,605
Leidos, Inc. (IT Svs.)	(a)	3.625%	05/15/2025	95,000	103,075
Leidos, Inc. (IT Svs.)	(a)	4.375%	05/15/2030	250,000	277,910
Logan Merger Sub, Inc. (Software)	(a)	5.500%	09/01/2027	50,000	52,344
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	200,000	207,578
Micron Technology, Inc. (Semiconductors & Equip.)		4.663%	02/15/2030	250,000	283,984
Microsoft Corp. (Software)		2.375%	05/01/2023	200,000	207,601
Microsoft Corp. (Software)		2.525%	06/01/2050	500,000	455,287
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	8.125%	04/15/2025	25,000	27,375
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	50,000	52,906
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	25,000	25,250
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	25,000	25,188
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	25,000	26,219
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	25,000	25,716
Open Text Corp. (Software)	(a)	3.875%	02/15/2028	25,000	25,167
Oracle Corp. (Software)		3.600%	04/01/2050	600,000	581,149
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	25,000	25,375
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	25,000	26,688
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3.375%	04/01/2031	25,000	24,497
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	50,000	50,450
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	25,000	25,844
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.125%	07/15/2029	25,000	24,146
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	50,000	53,252
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	25,000	24,807
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	25,000	24,687
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	25,000	25,966
Visa, Inc. (IT Svs.)		3.150%	12/14/2025	150,000	163,605
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	325,000	324,431
Vontier Corp. (Electronic Equip., Instr. & Comp.)	(a)	1.800%	04/01/2026	165,000	164,139
					7,364,411
Materials–1.7%
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	125,000	137,357
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	125,000	144,197
ARD Finance SA (Containers & Packaging)	(a)(d)	6.500%, 7.250% PIK	06/30/2027	200,000	210,000
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	4.000%	09/01/2029	200,000	199,674
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	75,000	79,219
Carpenter Technology Corp. (Metals & Mining)		4.450%	03/01/2023	100,000	103,626
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	75,000	75,562
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	25,000	24,958
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	50,000	49,875
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	25,000	23,899
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	50,000	51,824
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	25,000	26,750
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	25,000	24,669
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	100,000	101,520
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	100,000	104,875
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	50,000	53,130
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	50,000	59,526
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	25,000	24,313
HB Fuller Co. (Chemicals)		4.250%	10/15/2028	25,000	25,402
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	25,000	26,881
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	50,000	56,265

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	$ 75,000	$ 77,309
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	25,000	25,344
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	25,000	25,000
Nutrition & Biosciences, Inc. (Chemicals)	(a)	1.832%	10/15/2027	300,000	293,332
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	50,000	52,688
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	25,000	27,178
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	400,000	434,822
PPL Capital Funding, Inc. (Chemicals)		3.950%	03/15/2024	250,000	269,937
PPL Capital Funding, Inc. (Chemicals)		3.100%	05/15/2026	200,000	213,137
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	25,000	25,625
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	360,000	383,934
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer SA (Containers & Packaging)	(a)	4.000%	10/15/2027	50,000	49,000
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	200,000	225,013
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	75,000	78,187
Standard Industries, Inc. (Building Products)	(a)	3.375%	01/15/2031	50,000	47,375
W.R. Grace & Co.-Conn (Chemicals)	(a)	4.875%	06/15/2027	25,000	25,880
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	250,000	276,964
					4,134,247
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	200,000	222,295
Alexandria Real Estate Equities, Inc. (Equity REIT)		1.875%	02/01/2033	130,000	118,196
American Tower Corp. (Equity REIT)		2.900%	01/15/2030	200,000	203,310
American Tower Corp. (Equity REIT)		2.950%	01/15/2051	210,000	185,654
AvalonBay Communities, Inc. (Equity REIT)		3.350%	05/15/2027	375,000	407,128
Boston Properties LP (Equity REIT)		3.650%	02/01/2026	200,000	218,307
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	200,000	205,164
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	150,000	157,012
Crown Castle International Corp. (Equity REIT)		2.250%	01/15/2031	105,000	100,921
Crown Castle International Corp. (Equity REIT)		3.250%	01/15/2051	250,000	230,118
Cushman & Wakefield U.S. Borrower LLC (Real Estate Mgmt. & Development)	(a)	6.750%	05/15/2028	25,000	27,031
Healthcare Trust of America Holdings LP (Equity REIT)		2.000%	03/15/2031	225,000	209,496
Kimco Realty Corp. (Equity REIT)		2.700%	10/01/2030	250,000	248,785
Mid-America Apartments LP (Equity REIT)		4.000%	11/15/2025	375,000	416,094
Prologis LP (Equity REIT)		2.250%	04/15/2030	360,000	355,960
Regency Centers LP (Equity REIT)		2.950%	09/15/2029	350,000	356,008
UDR, Inc. (Equity REIT)		3.500%	01/15/2028	375,000	401,541
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	50,000	51,154
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	175,000	196,600
WP Carey, Inc. (Equity REIT)		3.850%	07/15/2029	175,000	188,192
WP Carey, Inc. (Equity REIT)		2.400%	02/01/2031	120,000	114,818
					4,613,784
Utilities–2.5%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	500,000	483,287
American Electric Power Co., Inc. (Electric Utilities)		3.200%	11/13/2027	375,000	404,326
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	25,000	27,188
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	25,000	27,250
Avangrid, Inc. (Electric Utilities)		3.800%	06/01/2029	275,000	302,509
Berkshire Hathaway Energy Co. (Multi-Utilities)		4.050%	04/15/2025	250,000	275,848
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	120,000	117,893
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	51,413
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	50,000	48,800
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	25,000	23,828
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	120,000	119,520
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	250,000	266,180
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	225,000	226,277
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	250,000	265,009
Eastern Energy Gas Holdings LLC (Multi-Utilities)		3.900%	11/15/2049	150,000	153,089
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	200,000	216,872
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	222,948
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	220,000	237,094
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	400,000	445,712
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	237,736
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	250,000	285,710
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	170,000	163,704
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.750%	05/01/2025	210,000	221,916
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	200,000	219,505
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	200,000	195,681

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	$ 50,000	$ 53,125
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	24,375
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	25,000	25,406
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(b)	4.000%	01/15/2051	450,000	474,862
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.750%	03/01/2025	50,000	50,813
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	25,000	26,000
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	75,000	80,929
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	50,000	51,812
WEC Energy Group, Inc. (Multi-Utilities)		0.800%	03/15/2024	220,000	219,940
					6,246,557
Total Corporate Bonds (Cost $109,088,749)					$109,661,473

U.S. Treasury Obligations–19.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.125%	04/30/2022	$10,050,000	$ 10,053,926
U.S. Treasury Note		0.125%	06/30/2022	2,400,000	2,400,563
U.S. Treasury Note		0.125%	12/31/2022	1,000,000	999,570
U.S. Treasury Note		0.125%	03/31/2023	950,000	949,369
U.S. Treasury Note		0.250%	04/15/2023	5,500,000	5,507,949
U.S. Treasury Note		0.375%	04/30/2025	9,900,000	9,775,863
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,929,805
U.S. Treasury Note		0.375%	01/31/2026	1,700,000	1,657,898
U.S. Treasury Note		0.750%	03/31/2026	675,000	669,146
U.S. Treasury Note	(e)	0.500%	04/30/2027	3,200,000	3,064,750
U.S. Treasury Note		1.250%	03/31/2028	425,000	420,617
U.S. Treasury Note		1.125%	02/15/2031	300,000	283,453
U.S. Treasury Note		1.375%	11/15/2040	525,000	446,578
U.S. Treasury Note		1.875%	02/15/2041	125,000	116,387
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	3,429,345
U.S. Treasury Note		1.875%	02/15/2051	475,000	421,563
United States Treasury Inflation Indexed Bond		0.125%	07/15/2030	1,657,679	1,799,121
United States Treasury Inflation Indexed Bond		0.125%	01/15/2031	803,784	865,188
United States Treasury Inflation Indexed Bond		0.250%	02/15/2050	2,466,977	2,575,935
Total U.S. Treasury Obligations (Cost $50,140,290)					$48,367,026

U.S. Government Agency Mortgage-Backed Securities–16.8%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$ 2,058,022	$ 2,194,142
Fannie Mae Pool FN BP1938	2.500%	04/01/2050	2,194,729	2,254,261
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	2,090,968	2,147,685
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,493,174	1,538,685
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	1,822,717	1,989,356
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	3,096,632	3,312,442
Fannie Mae Pool FN CA5549	3.000%	04/01/2050	3,208,762	3,341,846
Fannie Mae Pool FN CA7231	2.500%	10/01/2050	952,869	979,412
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	2,225,578	2,224,295
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	3,487,511	3,673,098
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,785,188	1,920,270
Fannie Mae Pool FN MA4095	2.000%	08/01/2035	2,505,058	2,573,057
Freddie Mac Pool FR QB4932	1.500%	11/01/2050	986,293	953,657
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,475,432	1,473,673
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	2,661,159	2,810,595
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	1,421,002	1,576,942
Freddie Mac Pool FR SD7514	3.500%	04/01/2050	2,606,834	2,796,248
Freddie Mac Pool FR SD8135	2.500%	03/01/2051	747,162	767,428
Freddie Mac Pool FR SD8141	2.500%	04/01/2051	1,500,000	1,540,688
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	1,014,830	1,081,385
Total U.S. Government Agency Mortgage-Backed Securities (Cost $41,658,798)				$41,149,165

Investment Companies–9.2%		Shares	Value
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 05/01/2020 through 03/26/2021, Cost $8,784,521)	(f)(g)	921,398	$ 9,232,408
Federated Hermes Core Trust - Federated Bank Loan Core Fund (Acquired 05/01/2020 through 01/05/2021, Cost $5,750,000)	(f)(g)	625,936	6,021,501
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 01/05/2021, Cost $7,050,000)	(g)(h)	811,147	7,170,541
Total Investment Companies (Cost $21,584,522)			$22,424,450

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Asset-Backed / Mortgage-Backed Securities–5.6%		Rate	Maturity	Face Amount	Value
Financials–5.6%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 185,321
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	175,792
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,103,322
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	98,821
Chesapeake Funding II LLC 2020-1A D	(a)	2.830%	08/16/2032	150,000	155,830
CNH Equipment Trust 2020-A A3		1.160%	06/16/2025	260,000	262,666
Ford Credit Auto Lease Trust 2020-B C		1.700%	02/15/2025	335,000	341,834
Ford Credit Auto Owner Trust 2020-B B		1.190%	01/15/2026	500,000	506,569
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	404,887
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	389,870
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	390,561
GM Financial Automobile Leasing Trust 2020-2 C		2.560%	07/22/2024	375,000	387,839
GM Financial Consumer Automobile Receivables Trust 2020-3 C		1.370%	01/16/2026	180,000	183,016
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	406,310
GMF Floorplan Owner Revolving Trust 2020-1 C	(a)	1.480%	08/15/2025	100,000	101,600
HPEFS Equipment Trust 2020-2A C	(a)	2.000%	07/22/2030	525,000	536,713
HPEFS Equipment Trust 2020-2A D	(a)	2.790%	07/22/2030	750,000	776,855
Hyundai Auto Receivables Trust 2020-B C		1.600%	12/15/2026	150,000	152,485
MMAF Equipment Finance LLC 2020-A A5	(a)	1.560%	10/09/2042	750,000	750,504
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	349,999	351,414
Navistar Financial Dealer Note Master Trust 2020-1 D	(a)	ML + 290	07/25/2025	275,000	278,522
PFS Financing Corp. 2020-E A	(a)	1.000%	10/15/2025	625,000	628,756
PFS Financing Corp. 2020-G B	(a)	1.570%	02/15/2026	310,000	313,937
Santander Consumer Auto Receivables Trust 2020-BA D	(a)	2.140%	12/15/2026	200,000	202,577
Santander Drive Auto Receivables Trust 2020-2 D		2.220%	09/15/2026	450,000	461,810
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	760,984
Sierra Timeshare 2020-2A A	(a)	1.330%	07/20/2037	525,164	529,311
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	719,482	720,934
Tesla Auto Lease Trust 2020-A C	(a)	1.680%	02/20/2024	330,000	334,432
Tesla Auto Lease Trust 2020-A D	(a)	2.330%	02/20/2024	100,000	102,303
Toyota Auto Loan Extended Note Trust 2020-1A A	(a)	1.350%	05/25/2033	700,000	710,107
World Omni Auto Receivables Trust 2020-B B		1.220%	03/16/2026	750,000	757,820
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	250,752
Total Asset-Backed / Mortgage-Backed Securities (Cost $13,664,629)					$13,714,454

Sovereign Issues–0.7%	Rate	Maturity	Face Amount	Value
Colombia Government International Bond	4.500%	03/15/2029	$ 375,000	$ 409,035
Colombia Government International Bond	3.000%	01/30/2030	250,000	244,842
Mexico Government International Bond	3.750%	01/11/2028	350,000	374,248
Mexico Government International Bond	4.500%	01/31/2050	400,000	405,292
Republic of Poland Government International Bond	4.000%	01/22/2024	200,000	219,000
Total Sovereign Issues (Cost $1,634,366)				$1,652,417

U.S. Government Agency Issues–0.4%	Rate	Maturity	Face Amount	Value
Federal Farm Credit Banks Funding Corp.	0.700%	01/27/2027	$ 1,000,000	$ 973,694
Total U.S. Government Agency Issues (Cost $1,000,000)				$973,694

Money Market Funds–2.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.069%	(i)	6,713,662	$ 6,715,676
Total Money Market Funds (Cost $6,715,676)			$6,715,676
Total Investments – 99.9% (Cost $245,487,030)	(j)		$244,658,355
Other Assets in Excess of Liabilities – 0.1%			327,924
Net Assets – 100.0%			$244,986,279

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.920% at 03/31/2021
ML:	Monthly U.S. LIBOR Rate, 0.111% at 03/31/2021
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 0.194% at 03/31/2021
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2021

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2021, the value of these securities totaled $28,530,125, or 11.6% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2021.
(c)	Represents a security that is in default and deemed to be non-income producing.
(d)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(e)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2021. The market value pledged totaled $337,110. See also the following Schedule of Open Futures Contracts.
(f)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(g)	Represents a security deemed to be restricted. At March 31, 2021, the value of restricted securities in the Portfolio totaled $22,424,450, or 9.2% of the Portfolio’s net assets.
(h)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(i)	Rate represents the seven-day yield at March 31, 2021.
(j)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2021 (Unaudited)
  Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 2-Year U.S. Treasury Note - Long	75	June 30, 2021	$16,561,717	$16,554,492	$(7,225)	$(3,516)
  Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	35	June 21, 2021	$(6,560,133)	$(6,342,656)	$217,477	$40,469
CBT 10-Year U.S. Ultra Bond - Short	14	June 21, 2021	(2,029,093)	(2,011,625)	17,468	4,813
			$(8,589,226)	$(8,354,281)	$234,945	$45,282
Total Futures Contracts			$7,972,491	$8,200,211	$227,720	$41,766
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2021 (Unaudited)
Open-End Mutual Funds–39.6%	Shares	Value
DFA Emerging Markets Portfolio Institutional	129,521	$ 4,423,129
DFA International Core Equity Portfolio Institutional	573,731	8,852,673
PIMCO Low Duration Institutional	2,374,801	23,581,779
PIMCO Total Return Institutional	3,753,668	38,362,488
Vanguard International Growth Fund Admiral Class	18,569	2,945,781
Western Asset Core Plus Bond IS	3,222,345	38,378,122
Total Open-End Mutual Funds		$116,543,972
Total Investments in Securities of Unaffiliated Issuers – 39.6% (Cost $112,198,312)		$116,543,972
Total Investments in Affiliates – 60.4% (Cost $149,974,361) (see schedule below)		178,219,786
Liabilities in Excess of Other Assets – 0.0%		(110,603)
Net Assets – 100.0%		$294,653,155

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2021	Value at March 31, 2021
Open-End Mutual Funds – 60.4%
Fidelity Advisor® Real Estate I	(a)	$3,034,303	$116,568	$436,529	$(9,806)	$241,246	$446	138,495	$2,945,782
ON BlackRock Advantage International Equity Portfolio	(a)	13,654,362	118,995	1,046,076	114,503	414,233	—	774,753	13,256,017
ON BlackRock Advantage Large Cap Core Portfolio	(a)	6,068,605	70,928	597,550	85,993	263,587	—	143,907	5,891,563
ON BlackRock Advantage Large Cap Value Portfolio	(a)	15,171,513	231,787	2,230,604	445,893	1,110,319	—	695,744	14,728,908
ON Bond Portfolio	(a)	21,240,118	540,130	177,299	26,247	(1,008,725)	—	1,039,338	20,620,471
ON Federated Core Plus Bond Portfolio	(a)	30,343,026	9,373,697	537,736	17,369	(901,196)	—	3,765,502	38,295,160
ON Federated High Income Bond Portfolio	(a)	15,171,513	194,020	830,931	121,157	73,149	—	671,633	14,728,908
ON Janus Henderson Enterprise Portfolio	(a)	3,034,303	43,845	286,595	83,827	70,402	—	49,187	2,945,782
ON Janus Henderson Forty Portfolio	(a)	3,034,303	45,487	162,403	57,742	(29,347)	—	83,167	2,945,782
ON Janus Henderson Venture Portfolio	(a)	3,034,303	140,977	285,763	73,338	(17,073)	—	65,215	2,945,782
ON Nasdaq-100® Index Portfolio	(a)	6,068,605	92,797	379,838	134,685	(24,686)	—	206,360	5,891,563
ON S&P 500® Index Portfolio	(a)	39,445,934	410,055	3,906,822	971,106	1,374,887	—	932,209	38,295,160
ON S&P MidCap 400® Index Portfolio	(a)	15,171,513	97,106	2,478,615	732,041	1,206,863	—	598,980	14,728,908
Total Open-End Mutual Funds					$2,854,095	$2,773,659	$446		$178,219,786

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2021 (Unaudited)
Open-End Mutual Funds–34.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,300,637	$ 44,416,744
DFA International Core Equity Portfolio Institutional	2,880,731	44,449,673
PIMCO Low Duration Institutional	6,707,108	66,601,584
PIMCO Total Return Institutional	8,698,319	88,896,816
Vanguard International Growth Fund Admiral Class	209,776	33,278,919
Western Asset Core Plus Bond IS	8,400,229	100,046,731
Total Open-End Mutual Funds		$377,690,467
Total Investments in Securities of Unaffiliated Issuers – 34.0% (Cost $346,428,562)		$377,690,467
Total Investments in Affiliates – 66.0% (Cost $577,816,752) (see schedule below)		732,136,222
Liabilities in Excess of Other Assets – 0.0%		(370,674)
Net Assets – 100.0%		$1,109,456,015

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2021	Value at March 31, 2021
Open-End Mutual Funds – 66.0%
Fidelity Advisor® Real Estate I	(a)	$11,276,978	$1,674	$1,037,709	$(77,996)	$930,026	$1,674	521,531	$11,092,973
ON BlackRock Advantage International Equity Portfolio	(a)	90,215,828	—	4,954,550	535,425	2,947,082	—	5,186,662	88,743,785
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,553,957	—	1,676,491	379,899	928,581	—	541,914	22,185,946
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	22,553,957	1,725	681,180	207,833	103,611	—	602,061	22,185,946
ON BlackRock Advantage Large Cap Value Portfolio	(a)	67,661,871	—	8,127,339	1,753,184	5,270,122	—	3,143,970	66,557,838
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	22,553,957	628,492	2,167,254	800,476	370,275	—	507,804	22,185,946
ON Bond Portfolio	(a)	56,384,892	1,806,354	156,304	24,388	(2,594,465)	—	2,795,608	55,464,865
ON Federated Core Plus Bond Portfolio	(a)	90,215,828	1,420,744	316,083	13,764	(2,590,468)	—	8,726,036	88,743,785
ON Federated High Income Bond Portfolio	(a)	33,830,935	2,603	987,934	155,486	277,829	—	1,517,506	33,278,919
ON Janus Henderson Enterprise Portfolio	(a)	11,276,978	—	755,311	222,766	348,540	—	185,222	11,092,973
ON Janus Henderson Forty Portfolio	(a)	22,553,957	877	565,852	247,565	(50,601)	—	626,368	22,185,946
ON Janus Henderson Venture Portfolio	(a)	11,276,978	230,820	606,523	235,645	(43,947)	—	245,583	11,092,973
ON Nasdaq-100® Index Portfolio	(a)	22,553,957	2,038	763,666	272,946	120,671	—	777,091	22,185,946
ON S&P 500® Index Portfolio	(a)	157,877,698	—	12,034,456	3,381,277	6,077,104	—	3,780,468	155,301,623
ON S&P MidCap 400® Index Portfolio	(a)	101,492,806	—	14,736,944	4,037,598	9,043,298	—	4,060,055	99,836,758
Total Open-End Mutual Funds					$12,190,256	$21,137,658	$1,674		$732,136,222

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2021 (Unaudited)
Open-End Mutual Funds–23.5%	Shares	Value
DFA Emerging Markets Portfolio Institutional	2,301,744	$ 78,604,548
DFA International Core Equity Portfolio Institutional	7,647,099	117,994,743
PIMCO Low Duration Institutional	2,967,415	29,466,435
PIMCO Total Return Institutional	1,924,181	19,665,125
Vanguard International Growth Fund Admiral Class	494,994	78,525,894
Western Asset Core Plus Bond IS	11,562,374	137,707,872
Total Open-End Mutual Funds		$461,964,617
Total Investments in Securities of Unaffiliated Issuers – 23.5% (Cost $403,097,028)		$461,964,617
Total Investments in Affiliates – 76.5% (Cost $1,153,571,212) (see schedule below)		1,501,807,731
Liabilities in Excess of Other Assets – 0.0%		(719,648)
Net Assets – 100.0%		$1,963,052,700

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2021	Value at March 31, 2021
Open-End Mutual Funds – 76.5%
Fidelity Advisor® Real Estate I	(a)	$19,878,241	$2,933	$1,744,663	$(153,774)	$1,648,737	$2,932	922,965	$19,631,474
ON BlackRock Advantage International Equity Portfolio	(a)	178,904,172	—	9,112,776	969,247	5,922,620	—	10,326,316	176,683,263
ON BlackRock Advantage Large Cap Core Portfolio	(a)	79,512,965	—	5,588,018	2,010,803	2,590,144	—	1,918,073	78,525,894
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	59,634,724	—	1,566,736	717,452	108,981	—	1,598,220	58,894,421
ON BlackRock Advantage Large Cap Value Portfolio	(a)	139,147,689	—	16,113,447	3,287,970	11,098,103	—	6,491,276	137,420,315
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	59,634,724	2,363,813	6,210,278	2,287,781	818,381	—	1,348,007	58,894,421
ON Bond Portfolio	(a)	69,573,845	2,555,492	250,695	38,881	(3,207,365)	—	3,463,214	68,710,158
ON Federated Core Plus Bond Portfolio	(a)	119,269,448	2,478,044	555,494	23,353	(3,426,509)	—	11,581,990	117,788,842
ON Federated High Income Bond Portfolio	(a)	39,756,483	—	1,001,897	154,100	354,261	—	1,790,376	39,262,947
ON Janus Henderson Enterprise Portfolio	(a)	19,878,241	—	1,252,196	367,833	637,596	—	327,792	19,631,474
ON Janus Henderson Forty Portfolio	(a)	79,512,965	251,338	1,936,736	696,722	1,605	—	2,216,993	78,525,894
ON Janus Henderson Venture Portfolio	(a)	39,756,483	1,264,269	2,451,587	922,946	(229,164)	—	869,226	39,262,947
ON Nasdaq-100® Index Portfolio	(a)	79,512,965	624,423	3,009,303	1,077,952	319,857	—	2,750,469	78,525,894
ON S&P 500® Index Portfolio	(a)	337,930,102	—	24,387,893	6,801,725	13,391,117	—	8,124,028	333,735,051
ON S&P MidCap 400® Index Portfolio	(a)	198,782,413	—	27,946,209	7,537,711	17,940,821	—	7,983,519	196,314,736
Total Open-End Mutual Funds					$26,740,702	$47,969,185	$2,932		$1,501,807,731

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2021 (Unaudited)
Open-End Mutual Funds–20.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	651,102	$ 22,235,134
DFA International Core Equity Portfolio Institutional	2,018,970	31,152,704
PIMCO Total Return Institutional	435,442	4,450,217
Vanguard International Growth Fund Admiral Class	140,022	22,213,075
Western Asset Core Plus Bond IS	747,590	8,903,805
Total Open-End Mutual Funds		$88,954,935
Total Investments in Securities of Unaffiliated Issuers – 20.0% (Cost $73,371,543)		$88,954,935
Total Investments in Affiliates – 80.0% (Cost $263,799,578) (see schedule below)		355,409,195
Liabilities in Excess of Other Assets – 0.0%		(217,835)
Net Assets – 100.0%		$444,146,295

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2021	Value at March 31, 2021
Open-End Mutual Funds – 80.0%
Fidelity Advisor® Real Estate I	(a)	$4,432,373	$22,713	$348,545	$(16,292)	$352,366	$661	208,868	$4,442,615
ON BlackRock Advantage International Equity Portfolio	(a)	53,188,478	21,237	1,941,306	196,818	1,846,152	—	3,115,802	53,311,379
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,161,866	—	1,236,761	444,139	843,831	—	542,576	22,213,075
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	13,297,120	106,446	258,607	118,372	64,514	—	361,678	13,327,845
ON BlackRock Advantage Large Cap Value Portfolio	(a)	31,026,612	—	3,150,546	646,970	2,575,268	—	1,468,980	31,098,304
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	19,945,679	994,101	1,973,564	659,575	365,976	—	457,582	19,991,767
ON Bond Portfolio	(a)	4,432,373	235,914	22,256	3,943	(207,359)	—	223,922	4,442,615
ON Federated High Income Bond Portfolio	(a)	4,432,373	34,476	80,949	9,253	47,462	—	202,582	4,442,615
ON Janus Henderson Enterprise Portfolio	(a)	4,432,373	—	213,609	62,154	161,697	—	74,179	4,442,615
ON Janus Henderson Forty Portfolio	(a)	22,161,866	232,168	370,900	132,369	57,572	—	627,134	22,213,075
ON Janus Henderson Venture Portfolio	(a)	17,729,493	679,308	934,494	348,240	(52,087)	—	393,413	17,770,460
ON Nasdaq-100® Index Portfolio	(a)	31,026,612	530,082	999,737	380,427	160,920	—	1,089,258	31,098,304
ON S&P 500® Index Portfolio	(a)	75,350,344	—	4,345,389	1,468,185	3,051,314	—	1,838,473	75,524,454
ON S&P MidCap 400® Index Portfolio	(a)	50,972,292	—	6,426,369	1,722,429	4,821,720	—	2,077,677	51,090,072
Total Open-End Mutual Funds					$6,176,582	$14,089,346	$661		$355,409,195

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2021 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).

■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies.
■	ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 50% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in securities included in the S&P 500® Index.

■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.

■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.

■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.

■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the securities included in the S& P MidCap 400® Index.

■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the Prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares. Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON S&P MidCap 400® Index	31,000,000
ON BlackRock Balanced Allocation	22,000,000	ON BlackRock Advantage Large Cap Growth	42,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Risk Managed Balanced	175,000,000
ON Janus Henderson Forty	9,000,000	ON Federated Core Plus Bond	115,000,000
ON Janus Henderson Venture	7,000,000	ON Moderately Conservative Model	36,000,000
ON Janus Henderson Enterprise	4,000,000	ON Balanced Model	130,000,000
ON S&P 500® Index	50,000,000	ON Moderate Growth Model	240,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON Growth Model	48,000,000
ON Federated High Income Bond	13,000,000	ON iShares Managed Risk Balanced**	133,000,000
ON Nasdaq-100® Index	22,000,000	ON iShares Managed Risk Moderate Growth**	105,000,000
ON BlackRock Advantage Large Cap Core	17,000,000	ON iShares Managed Risk Growth**	90,000,000
ON BlackRock Advantage Small Cap Growth	8,000,000	ON Janus Henderson U.S. Low Volatility**	155,000,000
**	These Portfolios and their respective authorized shares have been approved, but the Portfolios are not yet in operation.
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). If, on a particular day, a domestic equity security does not trade, or otherwise can’t be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or the last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund and is reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2021:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$262,155,380	$—
	Asset-Backed Securities***	—	7,393,796	—
	U.S. Treasury Obligations	—	2,312,109	—
	Money Market Funds	2,645,172	—	—
		$2,645,172	$271,861,285	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$376,021,208	$—	$—
	Corporate Bonds***	—	135,697,734	—
	Asset-Backed Securities***	—	2,988,702	—
	Money Market Funds	12,285,416	—	—
		$388,306,624	$138,686,436	$ —
	Long Futures Contracts	$97,810	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$1,864,514	$481,676,825	$—
	Preferred Securities***	—	3,021,924	—
	Money Market Funds	7,206,886	—	—
		$9,071,400	$484,698,749	$ —
	Long Futures Contracts	$(71,982)	$—	$—
ON Janus Henderson Forty	Common Stocks***	$190,740,291	$4,405,137	$—
	Money Market Funds	4,103,983	—	—
		$194,844,274	$4,405,137	$ —

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Janus Henderson Venture	Common Stocks***	$173,320,154	$9,036	$—
	Money Market Funds	1,860,990	—	—
		$175,181,144	$9,036	$ —
ON Janus Henderson Enterprise	Common Stocks***	$105,075,184	$1,845,209	$—
	Money Market Funds	1,228,656	—	—
		$106,303,840	$1,845,209	$ —
ON S&P 500® Index	Common Stocks***	$1,240,497,360	$—	$—
	Money Market Funds	5,233,827	—	—
		$1,245,731,187	$ —	$ —
	Long Futures Contracts	$73,701	$—	$—
ON BlackRock Advantage Large Cap Value	Common Stocks***	$312,274,759	$—	$—
	Money Market Funds	5,906,669	—	—
		$318,181,428	$ —	$ —
	Long Futures Contracts	$81,605	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$166,504,472	$—
	Common Stocks***	807,988	451,680	—
	Warrants	37,178	73,923	—
	Money Market Funds	3,881,687	—	—
		$4,726,853	$167,030,075	$ —
ON Nasdaq-100® Index	Common Stocks***	$367,565,030	$—	$—
	Money Market Funds	2,328,693	—	—
		$369,893,723	$ —	$ —
	Long Futures Contracts	$(5,751)	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$410,223,367	$—	$—
	Money Market Funds	10,863,673	—	—
		$421,087,040	$ —	$ —
	Long Futures Contracts	$109,553	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$194,702,932	$—	$—
	Rights***	—	13,991	—
	Money Market Funds	5,786,056	—	—
		$200,488,988	$13,991	$ —
	Long Futures Contracts	$(297,662)	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$436,147,524	$—	$—
	Long Futures Contracts	$45,174	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$111,646,073	$—	$—
	Money Market Funds	3,412,871	—	—
		$115,058,944	$ —	$ —
	Long Futures Contracts	$43,078	$—	$—
ON Risk Managed Balanced	Common Stocks***	$216,477,857	$—	$—
	Corporate Bonds***	—	74,945,892	—
	Purchased Options	11,513,360	30,112,190	—
	U.S. Treasury Obligations	—	40,570,340	—
	Asset-Backed / Mortgage-Backed Securities***	—	21,106,906	—
	U.S. Government Agency Mortgage-Backed Securities	—	9,154,885	—
	Exchange Traded Funds	7,996,354	—	—
	Preferred Securities***	—	3,790,863	—
	Sovereign Issues	—	3,362,280	—
	Money Market Funds	10,997,866	—	—
		$246,985,437	$183,043,356	$ —
	Long Futures Contracts	$(5,308,570)	$—	$—
	Short Futures Contracts	$105,918	$—	$—
ON Federated Core Plus Bond	Corporate Bonds***	$—	$109,661,473	$—
	U.S. Treasury Obligations	—	48,367,026	—
	U.S. Government Agency Mortgage-Backed Securities	—	41,149,165	—
	Investment Companies	22,424,450	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	13,714,454	—
	Sovereign Issues	—	1,652,417	—
	U.S. Government Agency Issues	—	973,694	—
	Money Market Funds	6,715,676	—	—
		$29,140,126	$215,518,229	$ —
	Long Futures Contracts	$(7,225)	$—	$—
	Short Futures Contracts	$234,945	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$294,763,758	$—	$—
ON Balanced Model	Open-End Mutual Funds	$1,109,826,689	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,963,772,348	$—	$—
ON Growth Model	Open-End Mutual Funds	$444,364,130	$—	$—

***	For detailed industry descriptions, see the accompanying Schedules of Investments.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method. The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates. The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rules 2a-5 and 31a-4 ("Rules") that clarify how investment companies may satisfy their valuation obligations under the 1940 Act, as amended. The Rules permit an investment company’s board to designate the determination of fair value to an investment adviser. The Rules also create a framework for the determination of the fair value of an investment company’s investments to establish a standard baseline for valuation practices. The Rules will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management of the Fund is evaluating the Rules to determine their potential impact on the Fund’s financial statements.
LIBOR Transition
The Portfolios may invest in certain fixed income securities that rely upon the London Interbank Offered Rate (“LIBOR”) for determination of variable interest rate terms. LIBOR is an average interest rate that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the Portfolios, or on certain instruments in which the Portfolios invest, are not known.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Pandemic Risks
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment. Liquidity and performance of the Portfolios may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Subsequent Events
The Fund, along with ONLIC, NSLA and certain variable separate account entities affiliated with ONLIC and NSLA, was a party to an application filed with the SEC for an order of approval pursuant to Section 26(c) and order of exemption pursuant to Section 17(b) of the 40 Act. In the application, those entities proposed to substitute shares of certain unaffiliated underlying funds currently available under certain variable contracts for shares of different underlying funds. The entities also requested permission to carry out in-kind security transfers in order to execute certain of the proposed substitution transactions. The proposed substitution transactions that affect the Fund are:
Existing Unaffiliated Fund	Replacement Ohio National Fund Portfolio
Federated Hermes Managed Volatility Fund II (Primary Shares and Service Shares)	ON iShares Managed Risk Balanced Portfolio
Janus Henderson VIT U.S. Low Volatility Portfolio (Service Shares)	ON Janus Henderson U.S. Low Volatility Portfolio
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	ON Federated Core Plus Bond Portfolio
PIMCO Total Return Portfolio (Administrative Share Class)	ON Federated Core Plus Bond Portfolio
On May 4, 2021, the application for the substitution transactions and in-kind transfers was approved by the SEC. As such, the substitution transactions are currently planned to occur on or about the end of business June 25, 2021. Shortly before the execution of the substitution transactions, two previously Board-approved Fund Portfolios, the ON iShares Managed Risk Balanced Portfolio and the ON Janus Henderson U.S. Low Volatility Portfolio, will commence operations.
At meetings held on February 16, 2021 and February 17, 2021, the Board, including a majority of the Directors who are not “interested persons” of the Fund (the “Independent Directors”), approved an amended advisory agreement with the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) and sub-advisory agreements between ONI and AllianceBernstein L.P. (“AB”). As a result, AB became the sub-adviser to the ON Janus Henderson Venture and ON Janus Henderson Enterprise Portfolios, effective May 1, 2021. On that date, those Portfolios became known as the ON AB Small Cap Portfolio and ON AB Mid Cap Core Portfolio, respectively, and their investment objectives, strategies, and benchmarks were revised as a result of the change in sub-adviser.
The Board also approved revisions to those Portfolios’ advisory and sub-advisory fee schedules, also effective May 1, 2021. The revised breakpoint schedules, based on the Portfolios’ respective daily net assets, are as follows:
ON AB Small Cap (ON Janus Henderson Venture)	ON AB Mid Cap Core (ON Janus Henderson Enterprise)
Advisory Fees
0.73% on the first $400 million	0.715% on the first $100 million
0.675% on the next $200 million	0.71% on the next $200 million
0.63% over $600 million	0.69% of the next $200 million
0.66% over $500 million
Sub-advisory Fees
0.32% on the first $400 million	0.28% on the first $100 million
0.29% on the next $200 million	0.27% on the next $200 million
0.255% over $600 million	0.265% of the next $200 million
0.26% over $500 million
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the three-month period ended March 31, 2021. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices, such as the S&P 500® Index, or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above,

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2021 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced and ON Federated Core Plus Bond Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio, these futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. For the ON Federated Core Plus Bond Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy. There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2021. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2021.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2021 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON Janus Henderson Venture	ON Janus Henderson Enterprise
Gross unrealized:
Appreciation	$16,764,391	$65,283,284	$48,435,691	$70,261,877	$68,737,813	$32,361,496
Depreciation	(2,408,297)	(4,778,408)	(24,447,696)	(1,554,412)	(2,864,386)	(1,493,549)
Net unrealized appreciation (depreciation)	$14,356,094	$60,504,876	$23,987,995	$68,707,465	$65,873,427	$30,867,947
Aggregate cost of investments:	$260,150,363	$466,585,994	$469,710,172	$130,541,946	$109,316,753	$77,281,102

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$474,211,263	$44,530,262	$6,924,361	$158,514,964	$66,028,057	$51,050,286
Depreciation	(40,031,606)	(6,118,001)	(3,462,637)	(2,993,382)	(5,282,581)	(8,115,847)
Net unrealized appreciation (depreciation)	$434,179,657	$38,412,261	$3,461,724	$155,521,582	$60,745,476	$42,934,439
Aggregate cost of investments:	$811,625,231	$279,850,772	$168,295,204	$214,366,390	$360,451,117	$157,270,878

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON Moderately Conservative Model	ON Balanced Model
Gross unrealized:
Appreciation	$118,652,403	$20,491,193	$86,149,959	$3,877,269	$32,620,669	$185,581,376
Depreciation	(21,087,914)	(1,317,624)	(26,533,926)	(4,641,890)	(8,786,416)	(42,289,966)
Net unrealized appreciation (depreciation)	$97,564,489	$19,173,569	$59,616,033	$(764,621)	$23,834,253	$143,291,410
Aggregate cost of investments:	$338,628,209	$95,928,453	$365,210,108	$245,650,696	$270,929,505	$966,535,279

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$407,949,636	$107,382,622
Depreciation	(112,681,672)	(29,085,364)
Net unrealized appreciation (depreciation)	$295,267,964	$78,297,258
Aggregate cost of investments:	$1,668,504,384	$366,066,872
(5)Legal Matters
In December 2007, the ON S&P 500® Index Portfolio and the ON BlackRock Advantage Large Cap Value Portfolio (formerly known as "Strategic Value Portfolio"), shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index Portfolio and ON BlackRock Advantage Large Cap Value Portfolio was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the "Tribune Bankruptcy").
The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. district courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York ("District Court").
Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals ("Second Circuit"). On March 29, 2016, the Second Circuit affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review.
In December 2019, the Second Circuit reinstated its prior affirmance of dismissal, which safe-harbors all of the claims except the trustee’s actual intent claims (those claims are excepted from the safe harbor altogether). Those claims were earlier dismissed on traditional grounds, and that dismissal is now on appeal.
In January 2020, the Tribune creditors sought panel rehearing and rehearing en banc, asserting, among other arguments, that the Second Circuit improperly relied on extrinsic evidence to reach its decision regarding Computershare’s status as Tribune’s agent, that the question of Computershare’s agency was a new argument on appeal that should not have been considered, and that the Court’s findings regarding preemption go against the Supreme Court’s decision in Merit Management and other cases. On February 6, 2020 the Second Circuit denied this request.
In July 2020, the creditors filed a petition for writ of certiorari appealing the Second Circuit’s decision to the Supreme Court. The creditors dropped some of shareholder defendants, mostly unaffiliated funds, from the appeal to the Supreme Court. For those defendants only, this has the effect of accepting the adverse judgment and ending the case. Any non-listed defendant presumably is still a party to the appeal. On April 19, 2021 the Supreme Court denied the creditor’s petition for writ of certiorari, meaning that the Second Circuit’s decision in our favor stands.
In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the District Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit. Because of a procedural issue, however, the plaintiff could not automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2021 (Unaudited)
intentional fraudulent transfer claims. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. The judge accepted the defendants’ “alternative safe harbor” argument. In June 2019, the Trustee appealed the dismissal of the intentional fraudulent transfer claims and ruling that any constructive claims would be barred by the safe harbor. The Trustee’s initial brief was filed January 8, 2020 and the brief in opposition was filed April 27, 2020. The Second Circuit held oral argument on August 24, 2020.
The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.